                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number          811-5686
      --------------------------------------------------------------------------


                        AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               Address of principal executive offices) (Zip code)


 Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713)626-1919
                                                   -----------------

Date of fiscal year end:  7/31
                        --------

Date of reporting period:  10/31/04
                         ------------

Item 1.  Schedule of Investments.

                              AIM HIGH YIELD FUND
          Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                      You goals.        [AIM INVESTMENTS LOGO]
                                    Our solutions.      --Registered Trademark--
                                --Registered Trademark--

AIMinvestments.com            HY1-QTR-1 10/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--89.15%
ADVERTISING--0.17%

Dex Media Inc., Disc. Global Notes,  9.00%, 11/15/13              (a)  (b)              $    2,770,000      $    2,119,050
==========================================================================================================================

AEROSPACE & DEFENSE--1.30%

Argo-Tech Corp., Sr. Notes, 9.25%, 06/01/11 (Acquired 06/17/04;
Cost $1,450,000)                                                  (a)  (c)                   1,450,000           1,587,750
--------------------------------------------------------------------------------------------------------------------------

Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%, 08/15/13      (a)                        1,930,000           2,132,650
--------------------------------------------------------------------------------------------------------------------------

DRS Technologies, Inc., Sr. Unsec. Sub. Global Notes, 6.88%,
11/01/13                                                          (a)                        1,815,000           1,919,362
--------------------------------------------------------------------------------------------------------------------------

L-3 Communications Corp., Sr. Unsec. Gtd. Sub. Global Notes,
6.13%, 01/15/14                                                   (a)                        6,915,000           7,226,175
--------------------------------------------------------------------------------------------------------------------------

Orbital Sciences Corp.-Series B, Sr. Global Notes, 9.00%,
07/15/11                                                          (a)                        1,880,000           2,115,000
--------------------------------------------------------------------------------------------------------------------------

Standard Aero Holdings Inc., Sr. Sub. Notes,  8.25%, 09/01/14
(Acquired 08/17/04; Cost $1,375,000)                              (a)  (c)                   1,375,000           1,457,500
==========================================================================================================================
                                                                                                                16,438,437
==========================================================================================================================

AIRLINES--0.93%

Continental Airlines, Inc., Notes, 8.00%, 12/15/05                (a)                        4,575,000           4,231,875
--------------------------------------------------------------------------------------------------------------------------

Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06   (a)                        8,775,000           7,502,625
==========================================================================================================================
                                                                                                                11,734,500
==========================================================================================================================

ALTERNATIVE CARRIERS--0.44%

Embratel Participacoes S.A. (Brazil), Gtd. Notes,  11.00%,
12/15/08                                                          (a)                        3,750,000           4,190,625
--------------------------------------------------------------------------------------------------------------------------

New Skies Satellites N.V., Sr. Floating Rate Notes,  7.44%,
11/01/11 (Acquired 10/22/04; Cost $460,000)                       (a)  (c)(d)(e)               460,000             468,050
--------------------------------------------------------------------------------------------------------------------------

New Skies Satellites N.V. Sr. Sub. Notes,  9.13%, 11/01/12
(Acquired 10/22/04; Cost $920,000)                                (a)  (c)(e)                  920,000             945,300
==========================================================================================================================
                                                                                                                 5,603,975
==========================================================================================================================

ALUMINUM--0.15%

Century Aluminum Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/15/14
(Acquired 08/10/04; Cost $1,835,000)                              (a)  (c)                   1,835,000           1,963,450
==========================================================================================================================

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.93%

Levi Strauss & Co., Sr. Unsec. Global Notes,  11.63%, 01/15/08    (a)                   $    7,370,000      $    7,572,675
--------------------------------------------------------------------------------------------------------------------------

Warnaco Inc., Sr. Unsec. Global Notes, 8.88%, 06/15/13            (a)                        3,725,000           4,190,625
==========================================================================================================================
                                                                                                                11,763,300
==========================================================================================================================

AUTO PARTS & EQUIPMENT--1.87%

Autocam Corp., Sr. Sub. Notes, 10.88%, 06/15/14 (Acquired
05/26/04; Cost $1,813,763)                                        (a)  (c)                   1,855,000           1,813,262
--------------------------------------------------------------------------------------------------------------------------

Collins & Aikman Products Corp., Sr. Unsec. Gtd. Global Notes,
10.75%, 12/31/11                                                  (a)                        5,245,000           5,271,225
--------------------------------------------------------------------------------------------------------------------------

Delco Remy Interenational, Sr. Sec. Second Priority Floating
Rate Notes,  6.07%, 04/15/09                                      (a)  (f)                   1,755,000           1,772,550
--------------------------------------------------------------------------------------------------------------------------

Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd. Sub.
Notes, 10.25%, 03/15/07                                           (e)(g)(h)                 26,310,000             262,145
--------------------------------------------------------------------------------------------------------------------------

Metaldyne Corp., Sr. Unsec. Gtd. Notes, 10.00%, 11/01/13
(Acquired 10/20/03-09/23/04; Cost $3,267,500)                     (a)  (c)                   3,320,000           3,187,200
--------------------------------------------------------------------------------------------------------------------------

R.J. Tower Corp., Sr. Unsec. Gtd. Global Notes, 12.00%, 06/01/13  (a)                        5,075,000           3,577,875
--------------------------------------------------------------------------------------------------------------------------

Tenneco Automotive Inc.-Series B, Sr. Sec. Second Lien Global
Notes, 10.25%, 07/15/13                                           (a)                        2,920,000           3,416,400
--------------------------------------------------------------------------------------------------------------------------

TRW Automotive Inc., Sr. Global Notes, 9.38%, 02/15/13            (a)                        3,730,000           4,308,150
==========================================================================================================================
                                                                                                                23,608,807
==========================================================================================================================

BROADCASTING & CABLE TV--7.69%

Adelphia Communications Corp., Sr. Unsec. Notes, 9.50%, 03/01/05  (a)  (h)                   5,060,000           5,414,200
--------------------------------------------------------------------------------------------------------------------------

Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%,
10/01/10                                                          (a)  (h)                  22,250,000          19,580,000
--------------------------------------------------------------------------------------------------------------------------

Adelphia Communications Corp.-Series B, Sr. Unsec. Notes, 9.88%,
03/01/07                                                          (a)  (h)                   4,220,000           3,629,200
--------------------------------------------------------------------------------------------------------------------------

Allbritton Communications Co., Sr. Unsec. Sub. Global Notes,
7.75%, 12/15/12                                                   (a)                        5,520,000           5,782,200
--------------------------------------------------------------------------------------------------------------------------

Cablevision Systems Corp.-New York Group, Sr. Floating Rate
Notes, 6.67%, 04/01/09 (Acquired 03/30/04; Cost $7,030,000)       (a)  (c)(d)                7,030,000           7,434,225
--------------------------------------------------------------------------------------------------------------------------

Charter Communications Holdings, LLC/Charter Communications
Holdings Capital Corp., Sr. Unsec. Global Notes, 11.13%,
01/15/11                                                          (a)                        6,595,000           5,572,775
--------------------------------------------------------------------------------------------------------------------------

Charter Communications Holdings, LLC/Charter Communications
Holdings Capital Corp., Sr. Unsec. Notes, 9.92%, 04/01/11         (a)                        3,685,000           2,975,637
--------------------------------------------------------------------------------------------------------------------------

Charter Communications Operating, LLC/Charter Communications
Operating Capital Corp., Sr. Second Lien Notes, 8.00%, 04/30/12
(Acquired 05/11/04-07/09/04; Cost $3,359,800)                     (a)  (c)                   3,470,000           3,513,375
--------------------------------------------------------------------------------------------------------------------------

CSC Holdings Inc.-Series B, Sr. Unsec. Unsub. Notes, 7.63%,
04/01/11                                                          (a)                        6,510,000           7,112,175
--------------------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV (CONTINUED)

Echostar DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%,
10/01/08                                                          (a)                   $    6,270,000      $    6,426,750
--------------------------------------------------------------------------------------------------------------------------

Granite Broadcasting Corp., Sr. Sec. Global Notes, 9.75%,
12/01/10                                                          (a)                        5,525,000           5,138,250
--------------------------------------------------------------------------------------------------------------------------

Knology, Inc., Sr. Unsec. PIK Notes, 12.00%, 11/30/09 (Acquired
01/28/02-05/15/04; Cost $8,107,450)                               (a)  (c)                   7,888,178           7,592,371
--------------------------------------------------------------------------------------------------------------------------

Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
10/15/05                                                          (a)  (e)(i)                3,535,000           2,191,700
--------------------------------------------------------------------------------------------------------------------------

Pegasus Communications Corp.-Series B, Sr. Unsec. Notes, 12.50%,
08/01/07                                                          (a)  (e)(i)                1,990,000           1,283,550
--------------------------------------------------------------------------------------------------------------------------

Rainbow National Services LLC, Sr. Notes,  8.75%, 09/01/12
(Acquired 08/13/04; Cost $4,568,503)                              (a)  (c)                   4,595,000           4,939,625
--------------------------------------------------------------------------------------------------------------------------

XM Satellite Radio Inc., Sr. Sec. Global Notes, 12.00%, 06/15/10  (a)                        7,402,000           8,734,360
==========================================================================================================================
                                                                                                                97,320,393
==========================================================================================================================

BUILDING PRODUCTS--0.71%

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes,
8.00%, 12/01/08                                                   (a)                        5,900,000           6,062,250
--------------------------------------------------------------------------------------------------------------------------

Building Materials Corp. of America-Series B, Sr. Unsec. Notes,
7.75%, 07/15/05                                                   (a)                          920,000             933,800
--------------------------------------------------------------------------------------------------------------------------

THL Buildco Inc.(Nortek Inc.), Sr. Sub. Notes, 8.50%, 09/01/14
(Acquired 08/12/04; Cost $1,840,000)                              (a)  (c)                   1,840,000           1,959,600
==========================================================================================================================
                                                                                                                 8,955,650
==========================================================================================================================

CASINOS & GAMING--2.41%

Aztar Corp., Sr. Sub. Notes,  7.88%, 06/15/14                     (a)                        3,605,000           3,929,450
--------------------------------------------------------------------------------------------------------------------------

Boyd Gaming Corp., Sr. Global Sub. Notes,  6.75%, 04/15/14        (a)                        5,520,000           5,816,700
--------------------------------------------------------------------------------------------------------------------------

Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%, 06/01/12 (Acquired
05/27/04; Cost $1,841,718)                                        (a)  (c)                   1,855,000           1,966,300
--------------------------------------------------------------------------------------------------------------------------

Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
7.00%, 03/01/14                                                   (a)                       10,580,000          11,056,100
--------------------------------------------------------------------------------------------------------------------------

Poster Financial Group Inc., Sr. Sec. Notes, 8.75%, 12/01/11
(Acquired 11/18/03-11/19/03; $1,873,125)                          (a)  (c)                   1,850,000           1,947,125
--------------------------------------------------------------------------------------------------------------------------

Seneca Gaming Corp., Sr. Global Notes,  7.25%, 05/01/12           (a)                        1,190,000           1,262,887
--------------------------------------------------------------------------------------------------------------------------

Venetian Casino Resort, LLC, Sec. Gtd. Mortgage Global Notes,
11.00%, 06/15/10                                                  (a)                        3,905,000           4,515,156
==========================================================================================================================
                                                                                                                30,493,718
==========================================================================================================================

COMMODITY CHEMICALS--1.07%

Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec. Gtd.
Global Notes, 10.13%, 09/01/08                                    (a)                        9,140,000          10,511,000
--------------------------------------------------------------------------------------------------------------------------

Millennium America Inc., Sr. Unsec. Gtd. Global Notes,  9.25%,
06/15/08                                                          (a)                        2,680,000           3,001,600
==========================================================================================================================
                                                                                                                13,512,600
==========================================================================================================================

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.98%

Lucent Technologies Inc., Unsec. Unsub. Global Deb., 6.45%,
03/01/29                                                          (a)                   $    6,820,000      $    5,865,200
--------------------------------------------------------------------------------------------------------------------------

Nortel Network Ltd. (Canada), Sr. Global Notes, 6.13%, 02/15/06   (a)                        3,605,000           3,699,631
--------------------------------------------------------------------------------------------------------------------------

Superior Essex Communications LLC/Essex Group Inc., Sr. Global
Notes, 9.00%, 04/15/12                                            (a)                        2,750,000           2,825,625
==========================================================================================================================
                                                                                                                12,390,456
==========================================================================================================================

CONSTRUCTION & ENGINEERING--0.33%

Great Lakes Dredge & Dock Co., Sr. Unsec. Sub. Gtd. Global
Notes, 7.75%, 12/15/13                                            (a)                        4,600,000           4,140,000
==========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.65%

Case New Holland Inc., Sr. Notes, 9.25%, 08/01/11 (Acquired
07/29/03-08/18/03; Cost $5,583,466)                               (a)  (c)                   5,645,000           6,491,750
--------------------------------------------------------------------------------------------------------------------------

Navistar International Corp., Sr. Notes, 7.50%, 06/15/11          (a)                          930,000           1,006,725
--------------------------------------------------------------------------------------------------------------------------

Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 07/15/11   (a)                        8,270,000           9,345,100
--------------------------------------------------------------------------------------------------------------------------

Trinity Industries, Inc., Sr. Global Notes, 6.50%, 03/15/14       (a)                        2,365,000           2,365,000
--------------------------------------------------------------------------------------------------------------------------

Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/31/13       (a)                        1,545,000           1,618,387
==========================================================================================================================
                                                                                                                20,826,962
==========================================================================================================================

CONSTRUCTION MATERIALS--0.74%

RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/01/12 (Acquired
10/28/04; Cost $2,755,000)                                        (c)(e)                     2,755,000           2,782,550
--------------------------------------------------------------------------------------------------------------------------

U.S. Concrete Inc., Sr. Sub. Global Notes,  8.38%, 04/01/14       (a)                        6,100,000           6,549,875
==========================================================================================================================
                                                                                                                 9,332,425
==========================================================================================================================

CONSUMER FINANCE--0.55%

Dollar Financial Group, Inc., Sr. Gtd. Global Notes,  9.75%,
11/15/11                                                          (a)                        6,535,000           6,976,112
==========================================================================================================================

DISTILLERS & VINTNERS--0.23%

Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
8.13%, 01/15/12                                                   (a)                        2,704,000           2,974,400
==========================================================================================================================

DIVERSIFIED CHEMICALS--0.24%

FMC Corp., Sr. Sec. Global Notes, 10.25%, 11/01/09                (a)                        1,295,000           1,515,150
--------------------------------------------------------------------------------------------------------------------------

Innophos Inc., Sr. Sub. Notes,  8.88%, 08/15/14 (Acquired
08/03/04; Cost $1,380,000)                                        (a)  (c)                   1,380,000           1,493,850
==========================================================================================================================
                                                                                                                 3,009,000
==========================================================================================================================

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--0.83%

Cornell Cos., Inc., Sr. Global Notes, 10.75%, 07/01/12            (a)                   $      950,000      $      995,125
--------------------------------------------------------------------------------------------------------------------------

Corrections Corp. of America, Sr. Notes, 7.50%, 05/01/11          (a)                        1,000,000           1,085,000
--------------------------------------------------------------------------------------------------------------------------

Geo Group Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13    (a)                        2,820,000           2,957,475
--------------------------------------------------------------------------------------------------------------------------

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes,
6.50%, 02/15/12                                                   (a)                        5,465,000           5,424,012
==========================================================================================================================
                                                                                                                10,461,612
==========================================================================================================================

DIVERSIFIED METALS & MINING--0.15%

Massey Energy Co., Sr. Global Notes, 6.63%, 11/15/10              (a)                        1,850,000           1,961,000
==========================================================================================================================

DRUG RETAIL--0.83%

Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Notes, 7.63%,
08/01/12 (Acquired 07/20/04; Cost $1,405,000)                     (a)  (c)                   1,405,000           1,492,812
--------------------------------------------------------------------------------------------------------------------------

Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Sub. Notes,
8.50%, 08/01/14 (Acquired 09/16/04-09/17/04; Cost $6,426,881)     (a)  (c)(e)                6,420,000           6,580,500
--------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp., Sr. Global Notes, 9.25%, 06/01/13                 (a)                        2,360,000           2,466,200
==========================================================================================================================
                                                                                                                10,539,512
==========================================================================================================================

ELECTRIC UTILITIES--4.15%

Allegheny Energy Supply Co., LLC, Unsec. Global Notes, 7.80%,
03/15/11                                                          (a)                        4,490,000           4,972,675
--------------------------------------------------------------------------------------------------------------------------

CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08        (a)                        4,140,000           4,631,625
--------------------------------------------------------------------------------------------------------------------------

Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority Notes,
10.13%, 07/15/13 (Acquired 08/01/03-08/21/03; Cost $4,493,177)    (a)  (c)                   4,510,000           5,276,700
--------------------------------------------------------------------------------------------------------------------------

Dynegy Holdings Inc., Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12    (a)                        3,855,000           4,095,937
--------------------------------------------------------------------------------------------------------------------------

LSP Energy L.P./LSP Batesville Funding Corp.-Series C, Sr. Sec.
Bonds, 7.16%, 01/15/14                                            (a)                        3,802,760           3,894,407
--------------------------------------------------------------------------------------------------------------------------

Midwest Generation LLC-Series B., Global Asset-Backed Pass
Through Ctfs., 8.56%, 01/02/16                                    (a)                        9,210,000          10,269,150
--------------------------------------------------------------------------------------------------------------------------

Midwest Generation LLC, Sr. Sec. Global Notes,  8.75%, 05/01/34   (a)                        4,590,000           5,244,075
--------------------------------------------------------------------------------------------------------------------------

Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
07/15/08                                                          (a)                        8,705,000          11,077,112
--------------------------------------------------------------------------------------------------------------------------

PG&E Corp., Sec. Global Notes, 6.88%, 07/15/08                    (a)                        1,735,000           1,925,156
--------------------------------------------------------------------------------------------------------------------------

PSEG Energy Holdings LLC, Unsec. Global Notes, 7.75%, 04/16/07    (a)                        1,000,000           1,075,000
==========================================================================================================================
                                                                                                                52,461,837
==========================================================================================================================

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--0.79%

Celestica Inc. (Canada), Sr. Sub. Notes, 7.88%, 07/01/11          (a)                   $    1,380,000      $    1,476,600
--------------------------------------------------------------------------------------------------------------------------

Flextronics International Ltd. (Singapore), Sr. Sub. Global
Notes, 6.50%, 05/15/13                                            (a)                        2,720,000           2,869,600
--------------------------------------------------------------------------------------------------------------------------

Sanmina-SCI Corp., Sr. Sec. Gtd. Global Notes, 10.38%, 01/15/10   (a)                        4,830,000           5,663,175
==========================================================================================================================
                                                                                                                10,009,375
==========================================================================================================================

ENVIRONMENTAL SERVICES--0.80%

Allied Waste North America, Inc., Sr. Sec. Global Notes, 6.38%,
04/15/11                                                          (a)                        1,290,000           1,231,950
--------------------------------------------------------------------------------------------------------------------------

Allied Waste North America, Inc.-Series B, Sr. Sec. Gtd. Global
Notes, 8.50%, 12/01/08                                            (a)                        8,370,000           8,830,350
==========================================================================================================================
                                                                                                                10,062,300
==========================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.56%

IMC Global Inc., Sr. Unsec. Global Notes, 10.88%, 08/01/13        (a)                        4,225,000           5,365,750
--------------------------------------------------------------------------------------------------------------------------

IMC Global Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 11.25%,
06/01/11                                                          (a)                        1,450,000           1,711,000
==========================================================================================================================
                                                                                                                 7,076,750
==========================================================================================================================

FOOD RETAIL--0.17%

Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.25%,
07/15/10                                                          (a)                        1,850,000           2,113,625
==========================================================================================================================

FOREST PRODUCTS--0.51%

Ainsworth Lumber Co. Ltd. (Canada), Sr. Global Notes, 6.75%,
03/15/14                                                          (a)                        1,380,000           1,331,700
--------------------------------------------------------------------------------------------------------------------------

Ainsworth Lumber Co. Ltd. (Canada), Sr. Yankee Notes, 6.75%,
03/15/14                                                          (a)                        3,700,000           3,579,750
--------------------------------------------------------------------------------------------------------------------------

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global
Notes, 7.75%, 11/15/13                                            (a)                        1,385,000           1,485,412
==========================================================================================================================
                                                                                                                 6,396,862
==========================================================================================================================

GAS UTILITIES--0.68%

SEMCO Energy, Inc., Sr. Global Notes, 7.75%, 05/15/13             (a)                        1,890,000           2,035,256
--------------------------------------------------------------------------------------------------------------------------

SEMCO Energy, Inc., Sr. Unsec. Global Notes, 7.13%, 05/15/08      (a)                        1,885,000           1,988,675
--------------------------------------------------------------------------------------------------------------------------

Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11                     (a)                        2,880,000           2,952,000
--------------------------------------------------------------------------------------------------------------------------

Southern Natural Gas Co., Sr. Unsec. Global Notes, 8.88%,
03/15/10                                                          (a)                        1,450,000           1,645,750
==========================================================================================================================
                                                                                                                 8,621,681
==========================================================================================================================

HEALTH CARE DISTRIBUTORS--0.08%

National Nephrology Associates, Inc., Sr. Sub. Notes, 9.00%,
11/01/11 (Acquired 10/16/03; Cost $910,000)                       (a)  (c)                     910,000           1,057,875
--------------------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--0.97%

Encore Medical Corp., Sr. Sub. Notes, 9.75%, 10/01/12 (Acquired
09/28/04; Cost $1,822,412)                                        (a)  (c)(e)           $    1,835,000      $    1,807,475
--------------------------------------------------------------------------------------------------------------------------

Medex, Inc., Sr. Sub. Global Notes, 8.88%, 05/15/13               (a)                        4,125,000           4,527,187
--------------------------------------------------------------------------------------------------------------------------

MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 11.88%,
08/15/12                                                          (a)                        2,880,000           3,348,000
--------------------------------------------------------------------------------------------------------------------------

Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09     (a)                        2,300,000           2,558,750
==========================================================================================================================
                                                                                                                12,241,412
==========================================================================================================================

HEALTH CARE FACILITIES--3.86%

Alderwoods Group, Inc., Sr. Notes,  7.75%, 09/15/12 (Acquired
08/05/04; Cost $920,000)                                          (a)  (c)                     920,000             998,200
--------------------------------------------------------------------------------------------------------------------------

Ardent Health Services LLC, Sr. Sub. Global Notes, 10.00%,
08/15/13                                                          (a)                        1,930,000           1,963,775
--------------------------------------------------------------------------------------------------------------------------

Beverly Enterprises, Inc., Sr. Sub. Notes, 7.88%, 06/15/14
(Acquired 06/18/04-06/21/04; Cost $3,579,319)                     (a)  (c)                   3,635,000           3,912,169
--------------------------------------------------------------------------------------------------------------------------

Concentra Operating Corp., Sr. Unsec. Gtd. Sub. Notes, 9.13%,
06/01/12 (Acquired 05/25/04; Cost $1,829,271)                     (a)  (c)                   1,855,000           2,063,687
--------------------------------------------------------------------------------------------------------------------------

Genesis HealthCare Corp., Sr. Sub. Global Notes, 8.00%, 10/15/13  (a)                        1,815,000           1,982,887
--------------------------------------------------------------------------------------------------------------------------

Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Global Notes,
10.38%, 02/15/09                                                  (a)                        1,920,000           1,924,800
--------------------------------------------------------------------------------------------------------------------------

HEALTHSOUTH Corp., Sr. Unsec. Global Notes, 8.38%, 10/01/11       (a)                       10,350,000          10,350,000
--------------------------------------------------------------------------------------------------------------------------

Tenet Healthcare Corp., Sr. Notes, 9.88%, 07/01/14 (Acquired
06/15/04; Cost $3,149,987)                                        (a)  (c)                   3,225,000           3,394,312
--------------------------------------------------------------------------------------------------------------------------

Tenet Healthcare Corp., Sr. Unsec. Notes, 6.38%, 12/01/11         (a)                        7,415,000           6,803,262
--------------------------------------------------------------------------------------------------------------------------

Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13            (a)                        7,360,000           7,580,800
--------------------------------------------------------------------------------------------------------------------------

United Surgical Partners International, Inc., Sr. Unsec. Gtd.
Sub. Global Notes, 10.00%, 12/15/11                               (a)                        6,840,000           7,883,100
==========================================================================================================================
                                                                                                                48,856,992
==========================================================================================================================

HEALTH CARE SERVICES--0.54%

Quintiles Transnational Corp., Sr. Unsec. Sub. Global Notes,
10.00%, 10/01/13                                                  (a)                        3,750,000           4,106,250
--------------------------------------------------------------------------------------------------------------------------

Team Health, Inc., Sr. Sub. Notes, 9.00%, 04/01/12 (Acquired
03/12/04; Cost $2,760,000)                                        (a)  (c)                   2,760,000           2,739,300
==========================================================================================================================
                                                                                                                 6,845,550
==========================================================================================================================

HEALTH CARE SUPPLIES--0.77%

Fisher Scientific International Inc., Sr. Unsec. Sub. Global
Notes, 8.13%, 05/01/12                                            (a)                        6,100,000           6,832,000
--------------------------------------------------------------------------------------------------------------------------

Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%,
02/15/12 (Acquired 02/05/04; Cost $2,765,000)                     (a)  (c)                   2,765,000           2,875,600
==========================================================================================================================
                                                                                                                 9,707,600
==========================================================================================================================

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS--0.31%

Sealy Mattress Co., Sr. Sub. Global Notes,  8.25%, 06/15/14       (a)                   $    3,675,000      $    3,904,687
==========================================================================================================================
HOMEBUILDING--0.67%

Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/10                                                   (a)                        2,850,000           3,113,625
--------------------------------------------------------------------------------------------------------------------------

WCI Communities, Inc., Sr. Sub. Global Notes, 10.63%, 02/15/11    (a)                        4,770,000           5,390,100
==========================================================================================================================
                                                                                                                 8,503,725
==========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.87%

Grupo Posadas S.A. (Mexico), Sr. Notes,  8.75%, 10/04/11
(Acquired 10/15/04; Cost $1,539,375)                              (a)  (c)(e)                1,500,000           1,546,875
--------------------------------------------------------------------------------------------------------------------------

Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%,
10/15/13                                                          (a)                        2,920,000           3,139,000
--------------------------------------------------------------------------------------------------------------------------

Intrawest Corp. (Canada), Sr. Notes,  7.50%, 10/15/13 (Acquired
09/22/04; Cost $1,534,680)                                        (a)  (c)(e)                1,500,000           1,612,500
--------------------------------------------------------------------------------------------------------------------------

Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub.
Global Notes, 8.88%, 08/15/11                                     (a)                        4,780,000           5,269,950
--------------------------------------------------------------------------------------------------------------------------

La Quinta Properties, Inc.,  Sr. Global Notes, 8.88%, 03/15/11    (a)                        4,830,000           5,482,050
--------------------------------------------------------------------------------------------------------------------------

Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Global Notes,
8.00%, 05/15/10                                                   (a)                        2,845,000           3,257,525
--------------------------------------------------------------------------------------------------------------------------

Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Unsub. Global
Notes, 8.75%, 02/02/11                                            (a)                        7,320,000           8,747,400
--------------------------------------------------------------------------------------------------------------------------

Starwood Hotels & Resorts Worldwide, Inc., Sr. Gtd. Global
Notes, 7.88%, 05/01/12                                            (a)                        6,235,000           7,318,331
==========================================================================================================================
                                                                                                                36,373,631
==========================================================================================================================

HOUSEHOLD APPLIANCES--0.29%

Fedders North America Inc., Sr. Unsec. Gtd. Global Notes, 9.88%,
03/01/14                                                          (a)                        4,600,000           3,634,000
==========================================================================================================================

HOUSEWARES & SPECIALTIES--0.16%

Ames True Temper Inc., Sr. Sub. Notes,  10.00%, 07/15/12
(Acquired 09/29/04; Cost $1,880,875)                              (a)  (c)(e)                1,835,000           1,972,625
==========================================================================================================================

INDUSTRIAL CONGLOMERATES--0.30%

Polypore Inc., Sr. Sub. Notes,  8.75%, 05/15/12 (Acquired
09/30/04; Cost $3,835,150)                                        (a)  (c)(e)                3,670,000           3,853,500
==========================================================================================================================

INDUSTRIAL MACHINERY--1.39%

Aearo Co. I, Sr. Sub. Global Notes, 8.25%, 04/15/12               (a)                        1,340,000           1,390,250
--------------------------------------------------------------------------------------------------------------------------

Dresser-Rand Group Inc., Sr. Sub. Notes,  7.38%, 11/01/14
(Acquired 10/14/04; Cost $525,000)                                (a)  (c)(e)                  525,000             551,250
--------------------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                           PRINCIPAL           MARKET
                                                                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--(CONTINUED)

Valmont Industries, Inc., Sr. Gtd. Sub. Notes, 6.88%, 05/01/14
(Acquired 04/29/04; Cost $2,775,000)                              (a)  (c)              $    2,775,000      $    2,879,062
--------------------------------------------------------------------------------------------------------------------------

Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08 (Acquired
05/14/03-10/06/04; Cost $5,656,531)                               (a)  (c)                   6,145,000           6,114,275
==========================================================================================================================
                                                                                                                17,562,887
==========================================================================================================================

INTEGRATED OIL & GAS--0.72%

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec.
Unsub. Global Notes, 9.13%, 07/02/13                              (a)                        8,315,000           9,084,137
==========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.40%

LCI International, Inc., Sr. Notes, 7.25%, 06/15/07               (a)                        9,180,000           8,537,400
--------------------------------------------------------------------------------------------------------------------------

Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes, 7.00%,
08/03/09                                                          (a)                        6,695,000           6,393,725
--------------------------------------------------------------------------------------------------------------------------

Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes, 7.25%,
02/15/11                                                          (a)                        6,620,000           6,222,800
--------------------------------------------------------------------------------------------------------------------------

Qwest Communications International Inc., Sr. Notes,  7.25%,
02/15/11 (Acquired 01/30/04-05/12/04; Cost $8,762,969)            (a)  (c)                   9,275,000           9,251,813
==========================================================================================================================
                                                                                                                30,405,738
==========================================================================================================================
INVESTMENT BANKING & BROKERAGE--0.19%

E*TRADE Financial Corp., Sr. Notes, 8.00%, 06/15/11 (Acquired
06/02/04; Cost $2,305,000)                                        (a)  (c)                   2,305,000           2,443,300
==========================================================================================================================

LEISURE FACILITIES--0.47%

Six Flags, Inc., Sr. Global Notes, 9.63%, 06/01/14                (a)                        2,770,000           2,673,050
--------------------------------------------------------------------------------------------------------------------------

Universal City Development Partners, Ltd., Sr. Global Notes,
11.75%, 04/01/10                                                  (a)                        2,800,000           3,290,000
==========================================================================================================================
                                                                                                                 5,963,050
==========================================================================================================================
LEISURE PRODUCTS--0.54%

Bombardier Recreational Products Inc. (Canada), Sr. Sub. Notes,
8.38%, 12/15/13 (Acquired 12/11/03-04/27/04; Cost $5,779,725)     (a)  (c)                   5,800,000           6,264,000
--------------------------------------------------------------------------------------------------------------------------

Riddell Bell Holdings Inc., Sr. Sub. Notes,  8.38%, 10/01/12
(Acquired 09/23/04; Cost $515,000)                                (a)  (c)(e)                  515,000             534,313
==========================================================================================================================
                                                                                                                 6,798,313
==========================================================================================================================
LIFE & HEALTH INSURANCE--0.16%

Americo Life Inc., Notes, 7.88%, 05/01/13 (Acquired 04/25/03;
Cost $1,877,504)                                                  (a)  (c)                   1,900,000           1,983,467
==========================================================================================================================

HY1-QTR-1

                                                                                 PRINCIPAL              MARKET
                                                                                   AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
MARINE--0.24%
Overseas Shipholding Group, Inc., Sr. Unsec. Global Notes,
8.25%, 03/15/13                                                   (a)           $  2,715,000         $  3,067,950
=================================================================================================================

METAL & GLASS CONTAINERS--4.72%

Anchor Glass Container Corp., Sr. Sec. Global Notes, 11.00%,
02/15/13                                                          (a)              6,340,000            7,100,800
-----------------------------------------------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12      (a)              3,850,000            3,705,625
-----------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec. Second Lien
Global Notes, 9.50%, 03/01/11                                     (a)              7,545,000            8,676,750
-----------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec. Third Lien
Global Notes, 10.88%, 03/01/13                                    (a)              1,000,000            1,195,000
-----------------------------------------------------------------------------------------------------------------
Graham Packaging Co. Inc., Sr. Notes, 8.50%, 10/15/12
(Acquired 09/29/04; Cost $920,000)                                (a) (c)(e)         920,000              966,000
-----------------------------------------------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 08/01/12    (a)              4,775,000            5,300,250
-----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global Notes,
7.75%, 05/15/11                                                   (a)              2,715,000            2,938,988
-----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global Notes,
8.75%, 11/15/12                                                   (a)              5,540,000            6,232,500
-----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global
Notes, 8.25%, 05/15/13                                            (a)              5,990,000            6,559,050
-----------------------------------------------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
09/01/11                                                          (a)              4,670,000            5,265,425
-----------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Global Disc. Notes, 11.13%, 06/15/09       (a) (b)          6,165,000            5,517,675
-----------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Global Notes, 11.13%,
09/01/09                                                          (a)              3,575,000            3,861,000
-----------------------------------------------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes 10.88%, 07/15/10       (a)              2,310,000            2,367,750
=================================================================================================================
                                                                                                       59,686,813
=================================================================================================================

MOVIES & ENTERTAINMENT--0.97%

AMC Entertainment Inc., Sr. Unsec. Sub. Global Notes,
9.88%, 02/01/12                                                   (a)              3,750,000            3,993,750
-----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sub. Notes, 8.00%, 03/01/14
(Acquired 08/05/04-08/06/04; Cost $3,298,800)                     (a) (c)          3,570,000            3,462,900
-----------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr. Notes, 9.75%, 11/01/11    (a)              1,850,000            2,014,188
-----------------------------------------------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%, 04/15/14
(Acquired 04/01/04; Cost $2,755,000)                              (a) (c)          2,755,000            2,844,538
=================================================================================================================
                                                                                                       12,315,376
=================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--5.49%

AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14         (a)              7,190,000            7,882,038
-----------------------------------------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19         (a)              8,769,124            9,689,882
-----------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                 PRINCIPAL              MARKET
                                                                                   AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--(CONTINUED)
Calpine Canada Energy Finance ULC (Canada), Sr. Unsec. Gtd.
Notes, 8.50%, 05/01/08                                            (a)           $  3,365,000         $  2,086,300
-----------------------------------------------------------------------------------------------------------------
Calpine Corp. Sr. Sec. Notes, 9.63%, 10/01/14
(Acquired 09/28/04; Cost $4,618,319)                              (a) (c)(e)       4,655,000            4,457,163
-----------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Notes, 8.75%, 07/15/13
(Acquired 07/10/03-05/11/04; Cost $4,755,769)                     (a) (c)          5,085,000            3,686,625
-----------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.25%, 08/15/05                  (a)              3,693,000            3,619,140
-----------------------------------------------------------------------------------------------------------------
Calpine Corp. Sr. Unsec. Notes, 8.75%, 07/15/07                   (a)              8,005,000            5,763,600
-----------------------------------------------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating Rate Notes, 7.76%,
04/01/10 (Acquired 03/23/04-05/11/04; Cost $5,206,113)            (a) (c)(f)       5,525,000            5,304,000
-----------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Global Notes, 7.75%, 08/01/10               (a)              1,395,000            1,532,756
-----------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec. Notes,
7.63%, 05/01/06                                                   (a) (e)(i)       3,875,000            3,787,813
-----------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Second Priority Notes, 8.00%,
12/15/13 (Acquired 12/17/03-04/12/04; Cost $7,356,775)            (a) (c)          7,115,000            7,897,650
-----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Global Notes, 9.25%, 07/15/10      (a)              4,805,000            5,333,550
-----------------------------------------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings, LLC-Series B, Sr.
Unsec. Pass Through Ctfs., 9.24%, 07/02/17                        (a)              2,956,853            3,245,146
-----------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Global Notes, 9.50%, 07/15/13   (a)              4,605,000            5,226,675
=================================================================================================================
                                                                                                       69,512,338
=================================================================================================================

OFFICE ELECTRONICS--0.59%

Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13                    (a)              6,785,000            7,497,425
=================================================================================================================

OIL & GAS DRILLING--0.18%

Parker Drilling Co., Sr. Floating Rate Notes,  6.54%,
09/01/10 (Acquired 08/18/04; Cost $2,295,000)                     (a) (c)(f)      2,295,000            2,332,294
=================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.80%

CHC Helicopter Corp. (Canada), Sr. Sub. Global Notes,
7.38%, 05/01/14                                                   (a)              2,265,000            2,412,225
-----------------------------------------------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd. Global Notes,
9.00%, 12/15/09                                                   (a)              2,740,000            3,096,200
-----------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%, 06/01/14                (a)              1,855,000            2,068,325
-----------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Unsec. Sub. Gtd. Notes, 8.63%,
12/15/10                                                          (a)              1,845,000            2,038,725
-----------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%, 05/01/13             (a)              5,565,000            5,745,863
-----------------------------------------------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11          (a)              6,765,000            7,441,500
=================================================================================================================
                                                                                                       22,802,838
=================================================================================================================

HY1-QTR-1

                                                                                 PRINCIPAL              MARKET
                                                                                   AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.59%
Paramount Resources Ltd.(Canada), Sr. Yankee Notes,
8.88%, 07/15/14                                                   (a)           $  4,140,000         $  4,802,400
-----------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%, 07/15/11               (a)              2,455,000            2,669,813
=================================================================================================================
                                                                                                        7,472,213
=================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.31%

CITGO Petroleum Corp., Sr. Notes,  6.00%, 10/15/11
(Acquired 10/15/04; Cost $4,562,835)                              (a) (c)(e)       4,595,000            4,686,900
-----------------------------------------------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10                    (a)              6,490,000            6,741,488
-----------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec. Gtd. Global Notes,
7.75%, 06/01/13                                                   (a)              5,725,000            6,011,250
-----------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Sr.
Notes,  6.88%, 11/01/14 (Acquired 10/19/04-10/20/04; Cost
$5,042,088)                                                       (a) (c)(e)       5,010,000            5,160,300
-----------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., Sr.
Notes, 7.13%, 06/15/14 (Acquired 06/10/04; Cost $2,259,842)       (a) (c)          2,300,000            2,484,000
-----------------------------------------------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec. Global Notes,
7.50%, 06/15/15                                                   (a)              3,740,000            4,114,000
=================================================================================================================
                                                                                                       29,197,938
=================================================================================================================

PACKAGED FOODS & MEATS--0.57%

Dole Food Co., Inc., Sr. Unsec. Global Notes, 8.88%, 03/15/11     (a)              2,915,000            3,286,663
-----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.25%, 12/01/13
(Acquired 02/05/04; Cost $2,864,429)                              (a) (c)          2,765,000            2,606,013
-----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.25%, 12/01/13
(Acquired 11/20/03; Cost $1,385,000)                              (a) (c)          1,385,000            1,308,825
=================================================================================================================
                                                                                                        7,201,501
=================================================================================================================

PAPER PACKAGING--0.33%

Jefferson Smurfit Corp., Sr. Unsec. Gtd. Unsub. Global Notes,
7.50%, 06/01/13                                                   (a)              3,775,000            4,114,750
=================================================================================================================

PAPER PRODUCTS--2.21%

Bowater Inc., Global Notes, 6.50%, 06/15/13                       (a)              8,170,000            8,299,576
-----------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global Notes, 7.25%, 02/15/13  (a)              5,405,000            5,837,400
-----------------------------------------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sr. Sec. Notes, 9.75%, 03/15/10
(Acquired 03/05/04; Cost $2,833,170)                              (a) (c)          2,865,000            3,008,250
-----------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Gtd. Global Notes, 7.38%, 07/15/08     (a)              3,850,000            4,225,375
-----------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Unsec. Gtd. Global Notes,
8.88%, 02/01/10                                                   (a)              4,845,000            5,741,325
-----------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D, Sr. Unsec. Gtd.
Global Notes, 8.63%, 06/15/11                                     (a)                800,000              852,000
=================================================================================================================
                                                                                                       27,963,926
=================================================================================================================

HY1-QTR-1

                                                                                 PRINCIPAL              MARKET
                                                                                   AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.96%

Herbalife International, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 11.75%, 07/15/10                                           (a)           $  5,270,000         $  6,086,850
-----------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Global Notes,  8.00%, 03/01/11   (a)              5,545,000            6,044,050
=================================================================================================================
                                                                                                       12,130,900
=================================================================================================================

PHARMACEUTICALS--0.68%

Athena Neurosciences Finance, LLC., Sr. Unsec. Unsub. Gtd.
Notes, 7.25%, 02/21/08                                            (a)              3,385,000            3,533,094
-----------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Global Notes, 7.00%,
12/15/11                                                          (a)              4,875,000            5,009,063
=================================================================================================================
                                                                                                        8,542,157
=================================================================================================================

PUBLISHING--0.46%

PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13 (Acquired
05/08/03-08/18/03; Cost $5,685,681)                               (a) (c)          5,750,000            5,793,125
=================================================================================================================

RAILROADS--1.29%

Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
(Mexico), Sr. Gtd. Yankee Notes, 10.25%, 06/15/07                 (a)              3,395,000            3,581,725
-----------------------------------------------------------------------------------------------------------------
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
(Mexico), Sr. Unsec. Gtd. Yankee Deb., 11.75%, 06/15/09           (a)              8,223,000            8,408,018
-----------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes,
9.50%, 10/01/08                                                   (a)              3,829,000            4,278,908
=================================================================================================================
                                                                                                       16,268,651
=================================================================================================================

REAL ESTATE--1.69%

Host Marriott L.P., Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
07/27/04; Cost $2,368,757)                                        (a) (c)          2,405,000            2,591,388
-----------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series G, Sr. Gtd. Global Notes, 9.25%,
10/01/07                                                          (a)              5,400,000            6,088,500
-----------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes, 9.50%,
01/15/07                                                          (a)              1,420,000            1,576,200
-----------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 6.50%, 12/15/13           (a)              3,690,000            3,971,842
-----------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08           (a)                422,000              486,709
-----------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd. Global Notes,
9.13%, 01/15/11                                                   (a)              4,570,000            4,889,900
-----------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Global
Notes, 8.75%, 05/01/09                                            (a)              1,525,000            1,723,250
=================================================================================================================
                                                                                                       21,327,789
=================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.16%
LNR Property Corp.-Series A, Sr. Sub. Global Notes,
7.25%, 10/15/13                                                   (a)              1,850,000            2,044,250
=================================================================================================================

HY1-QTR-1

                                                                                  PRINCIPAL              MARKET
                                                                                    AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.65%

Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12         (a)            $  7,225,000         $  8,272,625
==================================================================================================================
SEMICONDUCTOR EQUIPMENT--0.25%

Amkor Technology, Inc., Sr. Unsec. Global Notes,
7.75%, 05/15/13                                                   (a)               3,670,000            3,192,900
==================================================================================================================
SEMICONDUCTORS--0.83%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 7.75%, 11/01/12
(Acquired 10/22/04; Cost $4,590,000)                              (a) (c)(e)        4,590,000            4,601,475
------------------------------------------------------------------------------------------------------------------
Viasystems Inc., Sr. Sub. Global Notes,  10.50%, 01/15/11         (a)               6,005,000            5,944,950
==================================================================================================================
                                                                                                        10,546,425
==================================================================================================================

SPECIALTY CHEMICALS--3.93%

BCP Caylux Holdings Luxembourg S.C.A. (Luxembourg), Sr. Sub.
Notes, 9.63%, 06/15/14 (Acquired 06/03/04-06/28/04; Cost
$3,292,100)                                                       (a) (c)           3,230,000            3,633,750
------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., Sr. Disc. Global Notes, 15.48%,
05/15/08                                                          (a) (j)           2,755,000            1,770,088
------------------------------------------------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec. Second Lien Notes,
11.00%, 07/15/10 (Acquired 06/23/03; Cost $2,730,000)             (a) (c)           2,730,000            3,180,450
------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC, Sr. Unsec. Gtd. Global Notes, 11.63%, 10/15/10  (a)               5,095,000            6,031,206
------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 9.88%,
03/01/09                                                          (a)               5,625,000            6,271,875
------------------------------------------------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd. Global Notes, 9.25%,
06/15/08                                                          (a)               4,060,000            4,547,200
------------------------------------------------------------------------------------------------------------------
Nalco Co., Sr. Sub. Global Notes,  8.88%, 11/15/13                (a)               5,565,000            6,121,500
------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes, 9.00%, 02/01/14
(Acquired 01/15/04-04/13/04; Cost $4,039,589)                     (a) (b)(c)        6,450,000            4,837,500
------------------------------------------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
12/15/11                                                          (a)               6,975,000            7,376,063
------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Global Notes,  7.63%, 06/01/10          (a)               1,860,000            1,832,100
------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd. Global Notes, 8.75%,
07/15/11                                                          (a)               3,630,000            4,110,975
==================================================================================================================
                                                                                                        49,712,707
==================================================================================================================

SPECIALTY STORES--1.94%

Boise Cascade LLC, Sr. Floating Rate Notes,  5.01%, 10/15/12
(Acquired 10/15/04; Cost $920,000)                                (a) (c)(e)(f)      920,000              949,900
------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, Sr. Sub. Notes,  7.13%, 10/15/14 (Acquired
10/15/04; Cost $5,050,000)                                        (a) (c)(e)        5,050,000            5,327,750
------------------------------------------------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Global
Notes, 7.50%, 12/15/13                                            (a)               2,300,000            2,484,000
------------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                  PRINCIPAL              MARKET
                                                                                    AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES (CONTINUED)

Nebraska Book Co., Inc., Sr. Unsec. Sub. Global Notes,
8.63%, 03/15/12                                                   (a)            $  4,600,000         $  4,692,000
------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14        (a)               5,550,000            5,841,375
------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.75%, 11/01/11                                                  (a)               4,540,000            5,311,800
==================================================================================================================
                                                                                                        24,606,825
==================================================================================================================

STEEL--0.64%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 06/15/12     (a)                 535,000              543,025
------------------------------------------------------------------------------------------------------------------
Corus Group PLC (United Kingdom), Unsec. Gtd. Euro Bonds, 6.75%,
05/20/08 (Acquired 09/23/04; Cost $631,313)                       (a) (c)(e)          515,000              701,801
------------------------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada), Sr. Global Notes, 8.75%, 06/01/13           (a)               5,935,000            6,840,088
==================================================================================================================
                                                                                                         8,084,914
==================================================================================================================

TEXTILES--0.40%

INVISTA Co., Sr. Notes, 9.25%, 05/01/12 (Acquired 04/23/04; Cost
$4,630,000)                                                       (a) (c)           4,630,000            5,116,150
==================================================================================================================

TRUCKING--0.46%

Laidlaw International Inc., Sr. Unsec. Gtd. Global Notes,
10.75%, 06/15/11                                                  (a)               5,045,000            5,801,750
==================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--6.26%

AirGate PCS, Inc., Sr. Sec. Floating Rate Notes 5.85%, 10/15/11
(Acquired 10/07/04; Cost $1,395,000)                              (a) (c)(e)(f)     1,395,000            1,436,850
------------------------------------------------------------------------------------------------------------------
AirGate PCS, Inc., Sr. Sec. Sub. Notes, 9.38%, 09/01/09           (a)               5,319,900            5,585,895
------------------------------------------------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd. Disc. Notes, 12.00%,
07/31/09                                                          (a) (b)           5,113,000            5,496,475
------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%, 02/01/09                  (a)               3,494,000            3,712,375
------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,  7.13%, 10/15/12
(Acquired 09/28/04; Cost $4,585,000)                              (a) (c)(e)        4,585,000            4,699,625
------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications
Corp., Sr. Unsec. Gtd. Global Notes, 10.13%, 06/15/13             (a)               6,500,000            7,085,000
------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global Notes, 9.38%,
08/01/11                                                          (a)               4,500,000            5,130,000
------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global Notes, 8.88%, 10/01/13    (a)               6,535,000            4,427,463
------------------------------------------------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global Notes, 9.38%, 09/19/13  (a)               9,205,000           10,263,575
------------------------------------------------------------------------------------------------------------------
iPCS Escrow Co., Sr. Unsec. Notes, 11.50%, 05/01/12 (Acquired
04/22/04; Cost $3,780,000)                                        (a) (c)           3,780,000            4,139,100
------------------------------------------------------------------------------------------------------------------

HY1-QTR-1

                                                                                  PRINCIPAL            MARKET
                                                                                    AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)

Nextel Communications, Inc., Sr. Unsec. Notes, 5.95%, 03/15/14    (a)            $  4,600,000       $    4,715,000
------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes, 8.13%, 07/01/11          (a)               3,710,000            4,099,550
------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global Notes, 9.88%, 02/01/10    (a)               3,690,000            3,754,575
------------------------------------------------------------------------------------------------------------------
SBA Telecommunications/SBA Communications Corp., Sr. Unsec.
Disc. Global Notes, 9.75%, 12/15/11                               (a) (b)           7,955,000            6,781,638
------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes,  9.88%, 03/01/11 (Acquired
09/29/04; Cost $947,025)                                          (a) (c)(e)          915,000              992,775
------------------------------------------------------------------------------------------------------------------
US Unwired Inc., Sr. Sec. First Priority Floating Rate Global
Notes,  6.13%, 06/15/10                                           (a) (f)           2,765,000            2,847,950
------------------------------------------------------------------------------------------------------------------
US Unwired Inc., Sr. Sec. Second Priority Global Notes,
10.00%, 06/15/12                                                  (a)                 920,000            1,000,500
------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global Notes, 9.25%, 07/15/13  (a)               2,790,000            2,985,300
==================================================================================================================
                                                                                                        79,153,646
==================================================================================================================

Total Bonds & Notes (Cost $1,082,641,994)                                                            1,127,820,454
==================================================================================================================

                                                                                    SHARES
------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--3.66%

ALTERNATIVE CARRIERS--0.00%

KMC Telecom Holdings, Inc. -Wts., expiring 01/31/08               (a) (k)                  35                    0
------------------------------------------------------------------------------------------------------------------
WAM!NET Inc.-Wts., expiring 03/01/05                              (a) (k)              17,100                  171
==================================================================================================================
                                                                                                               171
==================================================================================================================

BROADCASTING & CABLE TV--0.03%

Knology, Inc.                                                     (l)                  49,931              149,294
------------------------------------------------------------------------------------------------------------------
Knology, Inc.-Wts., expiring 10/22/07 (Acquired
03/12/98-02/01/00; Cost $270)                                     (a) (c)(e)(k)        47,295               17,972
------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts. Expiring 03/15/10                    (k)                   3,750              225,000
==================================================================================================================
                                                                                                           392,266
==================================================================================================================

COMMUNICATIONS EQUIPMENT--0.00%

Loral Space & Communications, Ltd.-Wts., expiring 12/26/06        (k)                  74,000                  740
==================================================================================================================

CONSTRUCTION MATERIALS--0.00%

Dayton Superior -Wts., expiring 06/15/09
(Acquired 08/07/00-01/30/01; Cost $10,000)                        (a) (c)(e)(k)        10,780                  108
==================================================================================================================

HY1-QTR-1

                                                                                                        MARKET
                                                                                    SHARES              VALUE
------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.01%

Travelcenters of America Inc.-Wts., expiring 05/01/09
(Acquired 01/29/01; Cost $0)                                      (a) (c)(e)(k)        14,700       $       77,175
------------------------------------------------------------------------------------------------------------------
Travelcenters of America Inc.-Wts., expiring 05/01/09             (a) (k)               4,900               25,725
==================================================================================================================
                                                                                                           102,900
==================================================================================================================

HOME FURNISHINGS--0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.-Wts, expiring
11/15/09 (Acquired 06/13/00; Cost $0)                             (c)(e)(k)            21,155                    0
------------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts, expiring 11/15/09
(Acquired 06/13/00; Cost $0)                                      (c)(e)(k)            21,155                    0
==================================================================================================================
                                                                                                                 0
==================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.68%

McLeodUSA Inc.-Wts., expiring 04/16/07                            (k)                 117,164                8,787
------------------------------------------------------------------------------------------------------------------
NTELOS Inc. (Acquired 09/10/03; Cost $5,437,500)                  (c)(e)(g)           497,111           10,712,742
------------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
07/21/00-11/15/00; Cost $214,160)                                 (c)(e)(g)            33,035                    0
------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.                                             (l)                 861,044           10,590,841
==================================================================================================================
                                                                                                        21,312,370
==================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.65%

AES Trust VII, $3.00 Pfd.                                                             172,950            8,232,420
==================================================================================================================

PUBLISHING--0.37%

PRIMEDIA Inc.-Series D, 10.00% Pfd.                               (a)                  48,245            4,655,643
==================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.92%

Alamosa Holdings, Inc.-Series B, Conv. Pfd. $18.75                (a)                   6,433            4,840,447
------------------------------------------------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
(Acquired 01/22/03-04/29/03; Cost $414,167)                       (a) (c)(e)(k)         7,220            1,745,435
------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Class A                                         (l)                  84,287            1,445,522
------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10 (Acquired 05/02/01;
Cost $0)                                                          (a) (c)(e)(k)        29,480                  295
------------------------------------------------------------------------------------------------------------------
iPCS, Inc.                                                        (l)                 180,526            3,619,546
------------------------------------------------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired 01/29/01; Cost $0)   (a) (c)(e)(k)         6,880                   69
------------------------------------------------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired 08/24/01;
Cost $0)                                                          (a) (c)(e)(k)        14,340                  143
------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring 04/15/10
(Acquired 08/10/00; Cost $0)                                      (a) (c)(e)           27,680                  277
==================================================================================================================
                                                                                                        11,651,734
==================================================================================================================

Total Stocks & Other Equity Interests (Cost $48,451,651)                                                46,348,352
==================================================================================================================

HY1-QTR-1

                                                                                  PRINCIPAL            MARKET
                                                                                    AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------
BUNDLED SECURITIES--0.79%

Targeted Return Index Securities Trust-Series HY 2004-1,
Sec. Bonds, 8.21% 08/01/15 (Acquired 10/22/04; Cost
$9,950,189)                                                       (a) (c)        $  9,191,860       $   10,037,291
==================================================================================================================

                                                                                    SHARES
==================================================================================================================
MONEY MARKET FUNDS--6.40%

Liquid Assets Portfolio-Institutional Class                       (m)             40,461,189            40,461,189
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                          (m)             40,461,189            40,461,189
==================================================================================================================

Total Money Market Funds (Cost $80,922,378)                                                             80,922,378
==================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,221,966,212)                                                   $1,265,128,475
==================================================================================================================

Investment Abbreviations:

Conv.         Convertible
Ctfs.         Certificates
Deb.          Debentures
Disc.         Discounted
Gtd.          Guaranteed
Pfd.          Preferred
PIK           Payment in Kind
Sec.          Secured
Sr.           Senior
Sub.          Subordinated
Unsec.        Unsecured
Unsub.        Unsubordinated
Wts.          Warrants

Notes to Schedule of Investments:

(a) In accordance with the proceedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $1,146,176,510, which represented 90.60% of the Fund's Total Investments. See Note 1A.

(b) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

HY1-QTR-1

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $243,547,497, which represented 19.25% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest rate is redetermined semiannually. Rate shown is the rate in effect on October 31, 2004.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $76,714,901, which represented 6.06% of the Fund's Total Investments.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2004.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at October 31, 2004 was $10,974,887, which represented 0.87% of the Fund's Total Investments. See Note 1A.

(h) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate market value of these securities at October 31, 2004 was $28,885,545, which represented 2.28% of the Fund's Total Investments.

(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at October 31, 2004 was $7,263,063, which represented 0.57% of the Fund's Total Investments.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(l)   Non-income producing security.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

HY1-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

HY1-QTR-1
      include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                                  MARKET VALUE  PURCHASES     PROCEEDS FROM   APPRECIATION    MARKET VALUE  DIVIDEND   REALIZED
FUND                                07/31/04     AT COST          SALES       (DEPRECIATION)    10/31/04     INCOME   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                     $ 13,631,880  $ 81,146,235  $ (54,316,926)  $           --  $ 40,461,189  $133,338  $        --
Portfolio-Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional Class       13,631,880    81,146,235    (54,316,926)              --    40,461,189   133,354           --
=================================================================================================================================
  TOTAL                           $ 27,263,760  $162,292,470  $(108,633,852)  $           --  $ 80,922,378  $266,692  $        --
=================================================================================================================================

HY1-QTR-1

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $200,800,825 and $286,900,809, respectively.

      Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                     $     87,660,011
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (48,862,165)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                           $     38,797,846
===============================================================================================
Cost of investments for tax purposes is $1,226,330,629.

HY1-QTR-1

                                AIM INCOME FUND
           Quarterly Schedule of Portfolio Holdings October 31, 2004

                                      You goals.        [AIM INVESTMENTS LOGO]
                                    Our solutions.      --Registered Trademark--
                                --Registered Trademark--

AIMinvestments.com            INC-QTR-1 10/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                         PRINCIPAL         MARKET
                                                                           AMOUNT          VALUE
====================================================================================================
U.S. DOLLAR DENOMINATED BONDS & NOTES--73.10%
ADVERTISING--0.46%
Interpublic Group of Cos., Inc. (The), Sr. Unsec.
Notes, 7.88%, 10/15/05                                    (a)          $   3,355,000   $   3,499,936
====================================================================================================
AEROSPACE & DEFENSE--0.32%
Lockheed Martin Corp.-Series A, Medium Term Notes,
8.66%, 11/30/06                                           (a)              2,200,000       2,424,598
====================================================================================================
ASSET MANAGEMENT & CUSTODY BANKS--0.46%
Bank of New York Institutional Capital Trust-Series A,
Bonds, 7.78%, 12/01/26 (Acquired 06/12/03; Cost
$3,786,854)                                               (a)(b)           3,175,000       3,519,932
====================================================================================================
AUTO PARTS & EQUIPMENT--0.00%
Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd.
Sub. Notes, 10.25%, 03/15/07                              (c)(d)(e)        1,325,000          13,202
====================================================================================================
AUTOMOBILE MANUFACTURERS--0.45%
General Motors Corp., Unsec. Global Notes, 6.25%,
05/01/05                                                  (a)              3,400,000       3,454,434
====================================================================================================
BROADCASTING & CABLE TV--4.74%
Adelphia Communications Corp.,
Series B, Sr. Unsec. Notes,
9.88%, 03/01/07                                           (a)(c)             140,000         120,400
----------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 10.88%, 10/01/10                        (a)(c)           3,600,000       3,168,000
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating
Rate Notes, 6.67%, 04/01/09 (Acquired 03/30/04; Cost
$2,165,000)                                               (a)(b)(f)        2,165,000       2,289,487
----------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp., Sr. Second
Lien Notes, 8.00%, 04/30/12 (Acquired 05/11/04; Cost
$1,771,000)                                               (a)(b)           1,840,000       1,863,000
----------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12            (a)              3,175,000       4,196,334
----------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb., 9.50%,
08/01/13                                                  (a)              3,800,000       4,164,420
----------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%,
06/15/05                                                  (a)              1,200,000       1,229,328
----------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06       (a)              1,500,000       1,562,655
----------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%, 12/15/07      (a)              1,925,000       2,079,000
----------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B, Sr. Sec.
Second Priority Yankee Notes, 10.00%, 03/15/05            (a)              6,380,000       6,587,350
----------------------------------------------------------------------------------------------------

                                                                          PRINCIPAL       MARKET
                                                                           AMOUNT         VALUE
====================================================================================================
BROADCASTING & CABLE TV--(CONTINUED)
TCI Communications, Inc.,
Medium Term Notes, 8.35%, 02/15/05                        (a)            $   910,000   $     924,760
----------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 8.00%, 08/01/05                         (a)              3,200,000       3,326,144
----------------------------------------------------------------------------------------------------
Time Warner Cos., Inc.,
Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24                     (a)              2,820,000       3,256,430
----------------------------------------------------------------------------------------------------
Unsec. Deb., 9.15%, 02/01/23                              (a)              1,200,000       1,577,868
====================================================================================================
                                                                                          36,345,176
====================================================================================================
BUILDING PRODUCTS--0.31%
Building Materials Corp. of America-Series B, Sr.
Unsec. Notes, 7.75%, 07/15/05                             (a)              2,335,000       2,370,025
====================================================================================================
CASINOS & GAMING--0.26%
Caesars Entertainment, Inc., Sr. Unsec. Global Notes,
7.00%, 04/15/13                                           (a)              1,775,000       2,010,187
====================================================================================================
COMMODITY CHEMICALS--0.19%
Equistar Chemicals L.P./Equistar Funding Corp., Sr.
Unsec. Gtd. Global Notes, 10.13%, 09/01/08                (a)              1,255,000       1,443,250
====================================================================================================
CONSUMER FINANCE--6.99%
Associates Corp. of North America, Sr. Global Deb.,
6.95%, 11/01/18                                           (a)              2,000,000       2,362,300
----------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%, 06/15/05       (a)                500,000         516,540
----------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds,
3.71%, 02/01/27 (Acquired 09/15/04-09/16/04;
Cost $4,374,962)                                          (a)(b)(e)(g)     4,300,000       4,366,003
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
Sr. Unsec. Notes,
7.25%, 05/01/06                                           (a)              4,525,000       4,795,459
----------------------------------------------------------------------------------------------------
8.75%, 02/01/07                                           (a)              2,281,000       2,537,635
----------------------------------------------------------------------------------------------------
Unsec. Notes, 7.13%, 08/01/08                             (a)              2,125,000       2,334,525
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
Global Notes, 7.60%, 08/01/05                             (a)              1,700,000       1,758,295
----------------------------------------------------------------------------------------------------
Notes, 6.75%, 05/15/05                                    (a)              2,235,000       2,279,342
----------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes, 2.31%, 04/28/05        (a)(g)           2,000,000       1,999,589
----------------------------------------------------------------------------------------------------
Unsec. Global Notes,
6.50%, 01/25/07                                           (a)              3,505,000       3,686,769
----------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                           (a)              6,200,000       6,458,788
----------------------------------------------------------------------------------------------------
7.50%, 03/15/05                                           (a)              4,050,000       4,118,445
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
Floating Rate Medium Term Notes, 3.82%, 03/04/05          (a)(g)             400,000         401,980
----------------------------------------------------------------------------------------------------
Global Notes,
4.50%, 07/15/06                                           (a)              6,400,000       6,475,456
----------------------------------------------------------------------------------------------------
7.50%, 07/15/05                                           (a)(h)           1,225,000       1,261,309
----------------------------------------------------------------------------------------------------
Medium Term Notes, 5.25%, 05/16/05                        (a)              5,425,000       5,488,635
----------------------------------------------------------------------------------------------------
Unsec. Unsub. Global Notes, 6.75%, 01/15/06               (a)(h)           2,650,000       2,750,064
====================================================================================================
                                                                                          53,591,134
====================================================================================================

                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT        VALUE
====================================================================================================
DISTILLERS & VINTNERS--0.14%
Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd.
Sub. Notes, 8.13%, 01/15/12                               (a)            $   980,000   $   1,078,000
====================================================================================================
DIVERSIFIED BANKS--9.61%
AB Spintab (Sweden), Bonds, 7.50% (Acquired 02/12/04;
Cost $4,207,395)                                          (a)(b)(i)        3,770,000       4,051,540
----------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee
Notes, 7.35%                                              (a)(i)           3,210,000       3,444,426
----------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $1,597,032)                      (a)(b)(e)        1,440,000       1,494,979
----------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico),
Notes, 3.88%, 01/21/09 (Acquired 02/25/04; Cost
$2,429,863)                                               (a)(b)(e)        2,470,000       2,404,673
----------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Notes,
2.45%, 06/08/28                                           (a)(g)           2,675,000       2,613,903
----------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%
(Acquired 11/05/03; Cost $5,660,944)                      (a)(b)(i)        4,600,000       5,647,098
----------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $6,036,101)                      (a)(b)(e)        4,770,000       5,656,123
----------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second Tier
Notes, 11.50%, 04/01/10 (Acquired 07/01/04; Cost
$4,897,574)                                               (a)(b)(e)        4,600,000       4,775,674
----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec.
Global Notes, 6.88%, 03/15/12                             (a)              2,100,000       2,374,743
----------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd. Unsub.
Medium Term Euro Notes,  2.15%                            (i)              6,000,000       5,940,000
----------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark),
First Tier Bonds, 5.91% (Acquired 06/07/04; Cost
$3,100,000)                                               (a)(b)(i)        3,100,000       3,292,913
----------------------------------------------------------------------------------------------------
Sub. Notes,  6.38%, 06/15/08 (Acquired 08/30/02; Cost
$912,441)                                                 (a)(b)             850,000         876,698
----------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes, 8.23%,
02/01/27                                                  (a)              3,790,000       4,280,274
----------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06   (a)              1,910,000       2,154,786
----------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd.
Bonds, 4.61%,  (Acquired 11/05/03; Cost $3,869,958)       (a)(b)(i)        4,150,000       4,000,098
----------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec.
Sub. Floating Rate Euro Notes, 2.19%,                     (a)(f)(i)        2,250,000       1,985,260
----------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro
Deb., 2.13%, 08/29/87                                     (f)              2,690,000       2,286,500
----------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-Series
B, Unsec. Sub. Floating Rate Euro Notes, 2.13%,           (a)(f)(i)        3,240,000       2,825,073
----------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub. Deb.,
8.25%, 11/01/04                                           (a)              3,710,000       4,886,107
----------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                         (a)(i)           4,160,000       4,008,326
----------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second Tier
Notes, 11.75%, 03/01/10 (Acquired 07/01/04; Cost
$4,870,940)                                               (b)(e)           4,600,000       4,738,000
====================================================================================================
                                                                                          73,737,194
====================================================================================================
DIVERSIFIED CAPITAL MARKETS--0.68%
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%   (a)(i)           4,300,000       5,236,024
====================================================================================================

                                                                          PRINCIPAL        MARKET
                                                                           AMOUNT          VALUE
====================================================================================================
ELECTRIC UTILITIES--4.62%
AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05                             (a)            $   975,000   $   1,025,173
----------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec. Deb.,
7.75%, 06/01/26                                           (a)(j)           3,125,000       3,413,135
----------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority
otes, 10.13%, 07/15/13 (Acquired 08/01/03; Cost
$1,473,372)                                               (a)(b)           1,485,000       1,737,450
----------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.,
First Mortgage Floating Rate Notes, 2.72%, 04/03/06       (a)(g)             584,000         584,790
----------------------------------------------------------------------------------------------------
Sec. Global Notes, 6.88%, 07/15/08                        (a)              7,340,000       8,144,464
----------------------------------------------------------------------------------------------------
Potomac Edison Co., First Mortgage Bonds, 8.00%,
12/01/22                                                  (a)(j)           2,200,000       2,253,928
----------------------------------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage Global Bonds,
7.88%, 05/01/07                                           (a)              2,925,000       3,220,571
----------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd. (United
Kingdom), Unsec. Unsub. Notes, 6.75%, 12/15/04
(Acquired 01/08/04-08/10/04; Cost $4,855,406)             (a)(b)(e)        4,685,000       4,700,798
----------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B, Sr.
Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08          (a)              9,925,000      10,393,704
====================================================================================================
                                                                                          35,474,013
====================================================================================================
FERTILIZERS & AGRICULTURAL CHEMICALS--0.19%
IMC Global Inc.-Series B, Sr. Unsec. Gtd. Global
Notes, 11.25%, 06/01/11                                   (a)              1,225,000       1,445,500
====================================================================================================
FOOD RETAIL--0.33%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr.
Sub. Global Notes, 7.50%, 12/15/13                        (a)                920,000         993,600
----------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05           (a)              1,515,000       1,512,682
====================================================================================================
                                                                                           2,506,282
====================================================================================================
GAS UTILITIES--1.43%

CenterPoint Energy Resources Corp., Unsec. Deb.,
6.50%, 02/01/08                                           (a)              7,000,000       7,584,920
----------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05    (a)              1,285,000       1,339,009
----------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term Notes,
7.68%, 04/15/05                                           (a)              1,000,000       1,021,820
----------------------------------------------------------------------------------------------------
Suburban Propane Partners, L.P./Surburban Energy
Finance Corp., Sr. Unsec. Global Notes, 6.88%,
12/15/13                                                  (a)              1,000,000       1,040,000
====================================================================================================
                                                                                          10,985,749
====================================================================================================
HEALTH CARE FACILITIES--1.54%
HCA Inc.,
Notes, 7.00%, 07/01/07                                    (a)              4,755,000       5,072,349
----------------------------------------------------------------------------------------------------
Sr. Sub. Notes, 6.91%, 06/15/05                           (a)              6,585,000       6,731,846
====================================================================================================
                                                                                          11,804,195
====================================================================================================

                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT        VALUE
====================================================================================================
HEALTH CARE SUPPLIES--0.09%
Fisher Scientific International Inc., Sr. Unsec. Sub.
Global Notes, 8.13%, 05/01/12                             (a)            $   630,000   $     705,600
====================================================================================================
HOMEBUILDING--2.71%
D.R. Horton, Inc.,
Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09                    (a)              2,725,000       3,065,625
----------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 7.88%, 08/15/11                         (a)              5,000,000       5,725,000
----------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes,
9.95%, 05/01/10                                           (a)              6,265,000       6,803,226
----------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05     (a)              1,065,000       1,103,883
----------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes,
9.75%, 09/01/10                                           (a)              1,890,000       2,071,818
----------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 9.13%, 05/01/12                                    (a)              1,785,000       1,994,738
====================================================================================================
                                                                                          20,764,290
====================================================================================================
HOTELS, RESORTS & CRUISE LINES--0.27%
Intrawest Corp. (Canada), Sr. Unsec. Global Notes,
7.50%, 10/15/13                                           (a)              1,945,000       2,090,875
====================================================================================================
HOUSEWARES & SPECIALTIES--1.04%
American Greetings Corp., Unsec. Putable Notes, 6.10%,
08/01/08                                                  (a)              7,375,000       7,952,094
====================================================================================================
INDUSTRIAL CONGLOMERATES--0.36%
Tyco International Group S.A. (Luxembourg), Unsec.
Gtd. Unsub. Yankee Notes, 6.38%, 06/15/05                 (a)              1,460,000       1,492,427
----------------------------------------------------------------------------------------------------
URC Holdings Corp.- Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $1,307,772)                      (a)(b)(e)        1,155,000       1,245,575
====================================================================================================
                                                                                           2,738,002
====================================================================================================
INTEGRATED OIL & GAS--3.21%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33         (a)              6,630,000       7,310,437
----------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28              (a)              4,185,000       4,560,018
----------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee Notes,
7.13%, 11/15/06                                           (a)              3,600,000       3,830,220
----------------------------------------------------------------------------------------------------
Yankee Bonds, 8.90%, 08/15/28                             (a)              6,000,000       6,943,500
----------------------------------------------------------------------------------------------------
Repsol International Finance B.V. (Netherlands),
Unsec. Gtd. Global Notes, 7.45%, 07/15/05                 (a)              1,950,000       2,016,281
====================================================================================================
                                                                                          24,660,456
====================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--3.99%
France Telecom S.A. (France), Sr. Unsec. Global Notes,
9.25%, 03/01/31                                           (a)              2,265,000       3,076,074
----------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A, Unsec.
Deb., 7.00%, 02/01/06                                     (a)                955,000         984,452
----------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes,
7.25%, 02/15/11 (Acquired 03/11/04-03/22/04; Cost
$2,550,050)                                               (a)(b)           2,670,000       2,663,325
----------------------------------------------------------------------------------------------------

                                                                          PRINCIPAL        MARKET
                                                                            AMOUNT         VALUE
====================================================================================================
INTEGRATED TELECOMMUNICATIONS SERVICES-(CONTINUED)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
7.13%, 01/30/06                                           (a)            $   465,000   $     488,069
----------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22                       (a)              3,120,000       4,135,872
----------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
7.50%, 06/01/07                                           (a)              2,025,000       2,220,124
----------------------------------------------------------------------------------------------------
8.00%, 06/01/11                                           (a)              2,390,000       2,815,481
----------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec. Deb., 6.75%,
05/15/27                                                  (a)(j)           3,195,000       3,339,031
----------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb., 6.94%,
04/15/28                                                  (a)              1,720,000       1,905,433
----------------------------------------------------------------------------------------------------
8.75%, 11/01/21                                           (a)              4,485,000       5,690,478
----------------------------------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec. Global
Deb., 6.88%, 04/01/12                                     (a)              1,765,000       1,998,280
----------------------------------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec. Global Deb.,
4.63%, 03/15/13                                           (a)              1,295,000       1,278,890
====================================================================================================
                                                                                          30,595,509
====================================================================================================
INVESTMENT BANKING & BROKERAGE--0.16%
Goldman Sachs Group, L.P., Unsec. Notes, 7.25%,
10/01/05 (Acquired 03/18/03; Cost $446,236)               (a)(b)             400,000         417,052
----------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05     (a)                800,000         835,328
====================================================================================================
                                                                                           1,252,380
====================================================================================================
LIFE & HEALTH INSURANCE--2.07%
Americo Life Inc., Notes, 7.88%, 05/01/13 (Acquired
04/25/03; Cost $4,545,536)                                (a)(b)           4,600,000       4,802,078
----------------------------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds, 7.25%,
12/18/23 (Acquired 01/22/04-01/29/04; Cost $9,132,117)    (a)(b)(j)        7,765,000       9,254,016
----------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%,
10/30/06                                                  (a)              1,650,000       1,806,453
====================================================================================================
                                                                                          15,862,547
====================================================================================================
METAL & GLASS CONTAINERS--0.64%
Anchor Glass Container Corp., Sr. Sec. Global Notes,
11.00%, 02/15/13                                          (a)              1,820,000       2,038,400
----------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec. Second
Lien Global Notes, 9.50%, 03/01/11                        (a)              1,025,000       1,178,750
----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd.
Global Notes, 8.25%, 05/15/13                             (a)              1,545,000       1,691,775
====================================================================================================
                                                                                           4,908,925
====================================================================================================
MULTI-UTILITIES & UNREGULATED POWER--0.74%
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%,
11/30/19                                                  (a)              2,151,990       2,377,949
----------------------------------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating Rate Notes,
7.76%, 04/01/10 (Acquired 03/23/04; Cost $1,741,219)      (a)(b)(g)        1,845,000       1,771,200
----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub.
Global Notes, 7.63%, 07/15/05                             (a)              1,500,000       1,553,761
====================================================================================================
                                                                                           5,702,910
====================================================================================================

                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT        VALUE
====================================================================================================
MUNICIPALITIES--2.21%
Industry (City of), California Urban Development
Agency (Project 3); Tax Allocation Series 2003 B,
6.10%, 05/01/24                                           (a)(j)         $ 7,800,000   $   8,053,500
----------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.,
Taxable Rental Car Facility Series 2004 RB,
3.69%, 07/01/07                                           (a)(j)           2,500,000       2,528,125
----------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                           (a)(j)           3,700,000       3,769,375
----------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension
Funding Series 2004 C-1 RB, 0.27%, 07/10/30               (a)(j)(k)        2,700,000       2,561,625
====================================================================================================
                                                                                          16,912,625
====================================================================================================
OFFICE ELECTRONICS--0.33%
Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13            (a)              2,300,000       2,541,500
====================================================================================================
OIL & GAS DRILLING--0.23%
R&B Falcon Corp.-Series B, Sr. Unsec. Notes, 6.75%,
04/15/05                                                  (a)              1,700,000       1,731,977
====================================================================================================
OIL & GAS EXPLORATION & PRODUCTION--1.78%

Newfield Exploration Co., Sr. Unsec. Unsub. Notes,
7.63%, 03/01/11                                           (a)              3,935,000       4,520,331
----------------------------------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec. Notes,
8.88%, 04/15/05                                           (a)              2,050,000       2,107,441
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub.
Global Notes, 7.38%, 12/15/14                             (a)              3,285,000       3,646,679
----------------------------------------------------------------------------------------------------
Petrozuata Finance, Inc., (Venezuela)-Series A, Gtd.
Notes 7.63%, 04/01/09 (Acquired 10/13/04;
Cost $3,563,214)                                          (a)(b)(e)        3,361,523       3,411,945
====================================================================================================
                                                                                          13,686,396
====================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--5.07%
ING Capital Funding Trust III, Gtd. Global Bonds,
8.44%                                                     (a)(i)           3,200,000       3,828,128
----------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87%,
(Acquired 06/16/04; Cost $5,514,844)                      (a)(b)(i)        4,875,000       5,731,148
----------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series 1999-2,
Class A1, Global Bonds, 9.69%, 08/15/09                   (a)              2,800,000       3,222,800
----------------------------------------------------------------------------------------------------
Sr. Unsec. Global Notes, 8.02%, 05/15/07                  (a)              4,995,833       5,309,871
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub.
Global Notes, 8.63%, 02/01/22                             (a)              5,450,000       6,309,465
----------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%,
03/12/09 (Acquired 03/04/04; Cost $5,346,416)             (a)(b)(e)        5,350,000       5,284,389
----------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr.
Notes, 9.25%, 03/15/30 (Acquired 01/10/03-09/22/04;
Cost $5,704,016)                                          (a)(b)(e)        4,921,111       5,853,268
----------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Netherlands), Gtd. Sub. Second
Tier Euro Bonds, 8.75%, 11/13/08                          (a)(i)           3,000,000       3,323,874
====================================================================================================
                                                                                          38,862,943
====================================================================================================

                                                                          PRINCIPAL        MARKET
                                                                           AMOUNT          VALUE
====================================================================================================
PROPERTY & CASUALTY INSURANCE--2.11%
First American Capital Trust I, Gtd. Notes, 8.50%,
04/15/12                                                  (a)            $ 8,100,000   $   9,350,316
----------------------------------------------------------------------------------------------------
Markel Capital Trust I-Series B, Gtd. Notes, 8.71%,
01/01/46                                                  (a)              2,000,000       2,142,940
----------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
08/15/33 (Acquired 01/21/04-03/23/04; Cost $4,809,547)    (a)(b)(e)        4,600,000       4,698,716
====================================================================================================
                                                                                          16,191,972
====================================================================================================
REAL ESTATE--1.30%
Health Care Property Investors, Inc., Sr. Unsec.
Notes, 6.88%, 06/08/05                                    (a)                900,000         922,040
----------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes,
9.50%, 01/15/07                                           (a)              3,740,000       4,151,400
----------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%,
02/23/05                                                  (a)                700,000         708,827
----------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 8.75%,
08/15/08                                                  (a)                791,000         912,292
----------------------------------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes, 8.00%,
07/19/05                                                  (a)              1,000,000       1,036,200
----------------------------------------------------------------------------------------------------
Unsec. Unsub. Notes, 6.88%, 02/01/05                      (a)                200,000         202,134
----------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec.
Gtd. Global Notes, 8.75%, 05/01/09                        (a)              1,825,000       2,062,250
====================================================================================================
                                                                                           9,995,143
====================================================================================================
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.51%
Southern Investments UK PLC (United Kingdom), Sr.
Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06               (a)              3,700,000       3,891,105
====================================================================================================
REGIONAL BANKS--3.53%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating
Rate Notes, 3.34%, 03/01/34                               (a)(g)           6,350,000       6,593,482
----------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
03/31/08                                                  (a)                500,000         507,960
----------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes, 2.36%,
06/01/28                                                  (a)(g)           1,160,000       1,098,729
----------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec.
Sub. Floating Rate Euro Notes, 2.87%                      (a)(f)(i)       17,000,000      16,729,513
----------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14          (a)              2,120,000       2,183,785
====================================================================================================
                                                                                          27,113,469
====================================================================================================
REINSURANCE--0.27%
GE Global Insurance Holding Corp., Unsec. Notes,
7.00%, 02/15/26                                           (a)              1,860,000       2,066,813
====================================================================================================
RESTAURANTS--0.40%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25            (a)              2,850,000       3,051,381
====================================================================================================

                                                                          PRINCIPAL       MARKET
                                                                           AMOUNT          VALUE
====================================================================================================
SOVEREIGN DEBT--3.97%
Federative Republic of Brazil (Brazil), Floating Rate
Bonds, 3.06%, 04/15/06                                    (a)(f)         $ 2,208,000   $   2,213,761
----------------------------------------------------------------------------------------------------
Republic of Peru (Peru), Unsec. Global Notes, 9.13%,
01/15/08                                                  (a)              2,760,000       3,118,800
----------------------------------------------------------------------------------------------------
Russian Federation (Russia),
REGS, Unsec. Unsub. Euro Bonds, 8.75%, 07/24/05
(Acquired 05/14/04; Cost $6,592,560)                      (a)(b)           6,240,000       6,491,903
----------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired 05/14/04; Cost $4,428,938)     (a)(b)           3,950,000       4,530,472
----------------------------------------------------------------------------------------------------
Unsec. Unsub. Bonds, 8.75%, 07/24/05 (Acquired
09/10/04; Cost $629,700)                                  (a)(b)             600,000         623,880
----------------------------------------------------------------------------------------------------
Unsec. Unsub. Disc. Bonds, 5.00%, 03/31/30 (Acquired
05/18/04; Cost $4,246,447)                                (a)(b)           4,715,000       4,716,886
----------------------------------------------------------------------------------------------------
United Mexican States (Mexico),
Global Notes, 6.63%, 03/03/15                             (a)              1,440,000       1,545,264
----------------------------------------------------------------------------------------------------
Series A, Medium Term Global Notes, 7.50%, 04/08/33       (a)              6,760,000       7,230,834
====================================================================================================
                                                                                          30,471,800
====================================================================================================
THRIFTS & MORTGAGE FINANCE--0.51%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%,
06/01/27                                                  (a)              3,305,000       3,928,819
====================================================================================================
TOBACCO--0.90%
Altria Group, Inc.,
Sr. Unsec. Notes, 7.00%, 11/04/13                         (a)              2,755,000       2,910,217
----------------------------------------------------------------------------------------------------
Unsec. Global Notes, 7.00%, 07/15/05                      (a)              2,100,000       2,156,317
----------------------------------------------------------------------------------------------------
Unsec. Notes, 6.38%, 02/01/06                             (a)              1,805,000       1,860,883
====================================================================================================
                                                                                           6,927,417
====================================================================================================
TRUCKING--1.38%
Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05      (a)              2,200,000       2,268,156
----------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%,
12/01/08                                                  (a)              7,350,000       8,308,514
====================================================================================================
                                                                                          10,576,670
====================================================================================================
WIRELESS TELECOMMUNICATION SERVICES--0.60%
AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global
Notes, 6.88%, 04/18/05                                    (a)                400,000         407,592
----------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.63%, 07/15/10                                          (a)              3,527,000       3,915,816
----------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.38%, 01/15/11                                          (a)                260,000         296,455
====================================================================================================
                                                                                           4,619,863
====================================================================================================
Total U.S. Dollar Denominated Non-Convertible Bonds &
Notes (Cost $553,103,486)                                                                560,742,312
====================================================================================================

                                                                             PRINCIPAL        MARKET
                                                                               AMOUNT         VALUE
========================================================================================================
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES--9.64%
AUSTRALIA--1.35%                                          (l)
New South Wales Treasury Corp. (Sovereign Debt), Gtd.
Euro Bonds, 5.50%, 08/01/14                               (a)         AUD     13,800,000   $  10,329,671
========================================================================================================
CAYMAN ISLANDS--0.57%
Sutton Bridge Financing Ltd. (Electric
Utilities)-REGS, Gtd. Euro Bonds, 8.63%, 06/30/22
(Acquired 05/29/97- 06/16/03; Cost $3,553,938)            (a)(b)(e)   GBP      2,185,924       4,358,847
========================================================================================================
FRANCE--1.23%
French Republic (Treasury of)(Sovereign Debt), Euro
Notes, 3.50%, 01/12/08                                    (a)         EUR      7,200,000       9,415,422
========================================================================================================
GERMANY--1.44%
Bundesrepublik Deutschland (Sovereign Debt)-Series 99,
Euro Bonds, 4.50%, 07/04/09                               (a)         EUR      8,150,000      11,048,297
========================================================================================================
ITALY--1.71%
Buoni Poliennali Del Tes (Sovereign Debt), Euro Bonds,
5.00%, 02/01/12                                           (a)         EUR      4,600,000       6,400,672
--------------------------------------------------------------------------------------------------------
Italian Government (Sovereign Debt), Unsec. Unsub.
Global Bonds, 5.88%, 08/14/08                             (a)         AUD      8,950,000       6,760,090
========================================================================================================
                                                                                              13,160,762
========================================================================================================
LUXEMBOURG--1.32%
International Bank for Reconstruction & Development
(The) (Diversified Banks)-Series E, Sr. Unsec. Medium
Term Global Notes, 10.29%, 08/20/07                       (a)(m)      NZD     17,600,000      10,128,693
========================================================================================================
UNITED KINGDOM--2.02%
United Kingdom (Treasury of) (Sovereign Debt), Bonds,
4.00%, 03/07/09                                           (a)         GBP      2,700,000       4,838,393
--------------------------------------------------------------------------------------------------------
5.00%, 09/07/14                                           (a)         GBP      3,650,000       6,852,186
--------------------------------------------------------------------------------------------------------
7.25%, 12/07/07                                           (a)         GBP      1,925,000       3,805,431
========================================================================================================
                                                                                              15,496,010
========================================================================================================
Total Non-U.S. Dollar Denominated Non-Convertible
Bonds & Notes (Cost $68,229,075)                                                              73,937,702
========================================================================================================
U.S. MORTGAGE-BACKED SECURITIES--5.51%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.67%
Pass Through Ctfs.,
 8.50%, 03/01/10                                          (a)               $     83,759          88,520
--------------------------------------------------------------------------------------------------------
 7.50%, 09/01/29 to 06/01/30                              (a)                     13,833          14,861
--------------------------------------------------------------------------------------------------------
 7.00%, 06/01/15 to 06/01/32                              (a)                    125,938         133,742
--------------------------------------------------------------------------------------------------------
 6.50%, 04/01/16 to 08/01/32                              (a)                  1,079,992       1,138,971
--------------------------------------------------------------------------------------------------------
 6.00%, 04/01/17 to 11/01/33                              (a)                  6,267,359       6,515,404
--------------------------------------------------------------------------------------------------------
 5.50%, 09/01/16 to 12/01/33                              (a)                  4,777,574       4,905,463
========================================================================================================
                                                                                              12,796,961
========================================================================================================

                                                                       PRINCIPAL          MARKET
                                                                         AMOUNT            VALUE
====================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.93%
Pass Through Ctfs.,
 5.00%, 01/01/18 to 09/01/18                              (a)         $    893,848      $    913,745
----------------------------------------------------------------------------------------------------
 6.00%, 07/01/17 to 01/01/19                              (a)            2,609,805         2,741,392
----------------------------------------------------------------------------------------------------
 8.50%, 10/01/28                                          (a)              149,988           165,843
----------------------------------------------------------------------------------------------------
 8.00%, 10/01/30 to 04/01/32                              (a)              756,150           819,709
----------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 09/01/32                              (a)            1,049,163         1,114,874
----------------------------------------------------------------------------------------------------
 5.50%, 10/01/33 to 12/01/33                              (a)            5,186,881         5,293,187
----------------------------------------------------------------------------------------------------
 7.50%, 11/01/15 to 07/01/34                              (a)            1,090,984         1,169,285
----------------------------------------------------------------------------------------------------
 6.50%, 09/01/16 to 08/01/34                              (a)            4,502,164         4,744,329
----------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/19                                          (n)            2,295,080         2,342,536
----------------------------------------------------------------------------------------------------
 5.50%, 11/01/19                                          (n)            1,005,720         1,042,061
----------------------------------------------------------------------------------------------------
 6.00%, 12/01/30                                          (n)            2,036,700         2,109,949
====================================================================================================
                                                                                          22,456,910
====================================================================================================
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.91%
Pass Through Ctfs.,
 8.50%, 11/15/24                                          (a)              220,707           242,815
----------------------------------------------------------------------------------------------------
 8.00%, 09/20/26                                          (a)              118,424           129,099
----------------------------------------------------------------------------------------------------
 7.00%, 04/15/31 to 08/15/31                              (a)               63,930            68,281
----------------------------------------------------------------------------------------------------
 7.50%, 06/15/23 to 01/15/32                              (a)              486,622           527,708
----------------------------------------------------------------------------------------------------
 6.50%, 03/15/31 to 09/15/32                              (a)            1,775,536         1,881,304
----------------------------------------------------------------------------------------------------
 6.00%, 12/15/31 to 02/15/33                              (a)            1,696,690         1,768,975
----------------------------------------------------------------------------------------------------
 5.50%, 02/15/34                                          (a)            2,333,140         2,391,606
====================================================================================================
                                                                                           7,009,788
====================================================================================================
Total U.S. Mortgage-Backed Securities (Cost
$41,904,671)                                                                              42,263,659
====================================================================================================
ASSET-BACKED SECURITIES--5.24%
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--0.74%
Pacific Coast CDO Ltd. (Cayman Islands)-Series 1A,
Class A, Floating Rate Bond, 2.53%, 10/25/36 (Acquired
03/24/04-05/26/04; Cost $5,696,769)                       (b)(e)(g)      5,752,237         5,694,714
====================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--4.16%
Citicorp Lease-Series 1999-1, Class A1, Pass Through
Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02-09/23/03;
Cost $5,194,458)                                          (a)(b)         4,868,316         5,002,889
====================================================================================================
Citicorp Lease-Series 1999-1, Class A2, Pass Through
Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-01/25/01;
Cost $5,212,171)                                          (a)(b)         5,200,000         6,220,916
----------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs., 5.65%,
01/17/17 (Acquired 12/12/03; Cost $5,000,000)             (b)(e)         5,000,000         5,159,940
----------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%, 02/04/17
(Acquired 04/30/04; Cost $13,000,000)                     (b)(e)        13,000,000        13,361,894
----------------------------------------------------------------------------------------------------

                                                                       PRINCIPAL           MARKET
                                                                         AMOUNT            VALUE
====================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Yorkshire Power Pass-Through Asset Trust (Cayman
Islands)-Series 2000-1, Pass Through Ctfs., 8.25%,
02/15/05 (Acquired 11/12/03; Cost $2,306,880)             (a)(b)(e)   $  2,160,000      $  2,189,356
====================================================================================================
                                                                                          31,934,995
====================================================================================================
THRIFTS & MORTGAGE FINANCE--0.34%
Sovereign Bank, Pass Through Ctfs., 10.20%, 06/30/05
(Acquired 09/22/04; Cost $2,595,393)                      (a)(b)(e)      2,463,007         2,567,463
====================================================================================================
Total Asset-Backed Securities (Cost $39,005,672)                                          40,197,172
====================================================================================================

                                                                          SHARES
WARRANTS & OTHER EQUITY INTERESTS--2.93%
BROADCASTING & CABLE TV--0.00%

Knology, Inc.-Wts., expiring 10/22/07 (Acquired
03/12/98; Cost $0)                                        (a)(b)(e)(o)       4,800        1,825
-----------------------------------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-REG S-Wts.,
expiring 01/05/09 (Acquired 07/30/99; Cost $0)            (b)(d)(e)(o)         300            0
===============================================================================================
                                                                                          1,825
===============================================================================================
HOME FURNISHINGS--0.00%
O'Sullivan Industries, Inc.-Series B, Pfd.-Wts.,
expiring 11/15/09 (Acquired 06/13/00; Cost $0)            (b)(e)(o)          3,845            0
-----------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring 11/15/09
(Acquired 06/13/00; Cost $0)                              (b)(e)(o)          3,845            0
===============================================================================================
                                                                                              0
===============================================================================================
INTEGRATED OIL & GAS--0.65%
Shell Frontier Oil & Gas Inc.-Series B, 2.38% Floating
Rate Pfd.                                                 (g)                    6      600,000
-----------------------------------------------------------------------------------------------
Series C, 2.38% Floating Rate Pfd.                        (g)                   15    1,500,000
-----------------------------------------------------------------------------------------------
Series D, 2.38% Floating Rate Pfd.                        (g)                   29    2,900,000
===============================================================================================
                                                                                      5,000,000
===============================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--0.00%
McLeodUSA Inc.-Wts., expiring 04/16/07                    (o)               17,844        1,339
-----------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
07/21/00-11/15/00; Cost $48,673)                          (b)(d)(e)(o)       6,485            0
===============================================================================================
                                                                                          1,339
===============================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.50%

ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired 09/10/04-09/13/04;
Cost $1,799,995)                                          (b)(e)(p)             18    1,800,000
-----------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17% Floating Rate
Pfd. (Acquired 03/17/04-09/28/04; Cost $9,569,229)        (b)(e)(g)(i)       9,850    9,721,950
===============================================================================================
                                                                                     11,521,950
===============================================================================================
THRIFTS & MORTGAGE FINANCE--0.78%
Fannie Mae-Series J, 3.78% Pfd.                           (a)               59,700    2,999,925
-----------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.                           (a)               59,700    3,018,581
===============================================================================================
                                                                                      6,018,506
===============================================================================================

                                                                                      MARKET
                                                                          SHARES      VALUE
===============================================================================================
WIRELESS TELECOMMUNICATION SERVICES--0.00%
IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired
08/24/01; Cost $0)                                        (a)(b)(e)(o)      400    $          4
===============================================================================================
Total Warrants & Other Equity Interests (Cost
$22,426,880)                                                                         22,543,624
===============================================================================================

                                                                     PRINCIPAL
                                                                      AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES--1.37%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.37%
Unsec. Floating Rate Global Notes,
 4.13%, 02/17/09                                          (a)(q)    $   7,000,000     7,134,330
-----------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.38%, 12/15/08                                          (a)           3,400,000     3,393,336
===============================================================================================
                                                                                     10,527,666
===============================================================================================
Total U.S. Government Agency Securities (Cost
$10,283,503)                                                                         10,527,666
===============================================================================================
U.S. TREASURY SECURITIES--1.21%
U.S. TREASURY BONDS--0.39%
 5.38%, 02/15/31                                          (a)           2,750,000     2,986,758
===============================================================================================
U.S. TREASURY STRIPS--0.82%
 5.98%, 11/15/23                                          (a)(r)       16,525,000     6,274,336
===============================================================================================
Total U.S. Treasury Securities (Cost $8,378,107)                                      9,261,094
===============================================================================================

                                                                         SHARES
MONEY MARKET FUNDS--1.00%
Liquid Assets Portfolio-Institutional Class               (s)           3,823,540     3,823,540
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                  (s)           3,823,540     3,823,540
===============================================================================================
Total Money Market Funds (Cost $7,647,080)                                            7,647,080
===============================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $750,978,474)                                    $767,120,309
===============================================================================================

Investment Abbreviations:

AUD         Australian Dollar
Ctfs.       Certificates
EUR         Euro
GBP         British Pound Sterling
Gtd.        Guaranteed
NZD         New Zealand Dollar
Pfd.        Preferred
REGS        Regulation S
Sec.        Secured
Sr.         Senior
STRIPS      Separately Traded Registered Interest and Principal Security

Sub.        Subordinated

TBA         To Be Announced
Unsec.      Unsecured
Unsub.      Unsubordinated
Wts.        Warrants

      Notes to Schedule of Investments:

(a) In accordance with the proceedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $700,983,643, which represented 91.38 % of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $172,990,117, which represented 22.55% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at October 31, 2004 was $3,301,602, which represented 0.43% of the Fund's Total Investments.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at October 31, 2004 represented 0.002% of the Fund's Total Investments. See
      Note 1A.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $93,499,338, which represented 12.19% of the Fund's Total Investments.

(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2004.

(g) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2004.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(i)   Perpetual security with no specified maturity date.

(j) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(k) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on October 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.

(l) Foreign denominated security. Par value is denominated in currency indicated.

(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(n) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(o) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(p) Interest rate is redetermined annually. Rate shown is the rate in effect on October 31, 2004.

(q) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2004.

(r) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(s) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                        UNREALIZED       MARKET
                             VALUE      PURCHASES AT      PROCEEDS       APPRECIATION       VALUE     DIVIDEND    REALIZED
        FUND               07/31/04        COST          FROM SALES     (DEPRECIATION)    10/31/04     INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Porfolio-Institutional
Class                     $ 3,398,721   $ 34,942,319   $ (34,517,500)    $        --     $3,823,540   $ 10,936     $   --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Porfolio-Institutional
Class                       3,398,721     34,942,319     (34,517,500)             --      3,823,540     10,924         --
-------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $ 6,797,442   $ 69,884,638   $ (69,035,000)    $        --     $7,647,080   $ 21,860     $   --
=========================================================================================================================

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                       OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------
                                  CONTRACT TO
                             --------------------------
                                                                            UNREALIZED
                                                                           APPRECIATION
SETTLEMENT DATE   CURRENCY     DELIVER        RECEIVE         VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------
12/13/04             GBP     10,600,000   $  18,815,000   $  19,413,094   $   (598,094)
--------------------------------------------------------------------------------------
01/20/05             AUD     22,300,000      16,186,455      16,570,911       (384,456)
--------------------------------------------------------------------------------------
01/20/05             EUR     14,300,000      17,846,400      18,296,671       (450,271)
======================================================================================
                             47,200,000   $  52,847,855   $  54,280,676   $ (1,432,821)
--------------------------------------------------------------------------------------

NOTE 4 - FUTURES CONTRACTS

On October 31, 2004, $3,650,000 principal amount of investment grade corporate bonds was pledged as collateral to cover margin requirements for open futures contracts.

                                  OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
                                                                                        APPRECIATION
       CONTRACT                NO. OF CONTRACTS    MONTH/COMMITMENT   MARKET VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year  Notes          88             Dec-04/Long      $   9,993,500      $    107,244
-----------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes           229             Dec-04/Long         48,494,328           115,167
-----------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes           714             Dec-04/Long         79,521,750           577,575
-----------------------------------------------------------------------------------------------------
U.S.  30 Year Bond                   123             Dec-04/Long         14,002,781           369,634
-----------------------------------------------------------------------------------------------------
                                                                      $ 152,012,359      $  1,169,620
=====================================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $168,847,299 and $179,756,308, respectively.

      Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

      Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
Aggregate unrealized appreciation of investment securities         $     16,681,566
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (9,448,464)
===================================================================================
Net unrealized appreciation of investment securities               $      7,233,102
===================================================================================
Cost of investments for tax purposes is $759,887,207.

                        AIM INTERMEDIATE GOVERNMENT FUND
          Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                       Your goals.       [AIM INVESTMENTS LOGO]
                                      Our Solutions.    --Registered Trademark--
                                 --Registered Trademark--

AIMinvestments.com             GOV-QTR-1 10/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                         PRINCIPAL                       MARKET
                                                                          AMOUNT                         VALUE
------------------------------------------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES--64.77%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--12.90%

Pass Through Ctfs.,

 9.00%, 12/01/05 to 04/01/25                      (a)                    $  4,148,068                 $  4,635,406
------------------------------------------------------------------------------------------------------------------
 8.00%, 07/01/06 to 11/17/30                      (a)                       7,487,190                    8,071,735
------------------------------------------------------------------------------------------------------------------
 8.50%, 07/01/07 to 10/01/29                      (a)                       3,240,091                    3,525,119
------------------------------------------------------------------------------------------------------------------
 7.00%, 11/01/10 to 04/01/34                      (a)                      28,435,151                   30,230,491
------------------------------------------------------------------------------------------------------------------
 6.50%, 02/01/11 to 08/01/34                      (a)                      34,284,094                   36,226,225
------------------------------------------------------------------------------------------------------------------
 10.00%, 11/01/11 to 04/01/20                     (a)                       1,349,172                    1,519,254
------------------------------------------------------------------------------------------------------------------
 12.00%, 02/01/13                                 (a)                           2,860                        3,224
------------------------------------------------------------------------------------------------------------------
 6.00%, 06/01/17 to 05/01/33                      (a)                      15,267,782                   16,033,665
------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/19                                  (a)                      11,568,127                   11,615,846
------------------------------------------------------------------------------------------------------------------
 10.50%, 08/01/19 to 01/01/21                     (a)                         258,617                      289,713
------------------------------------------------------------------------------------------------------------------
 9.50%, 11/01/20 to 04/01/25                      (a)                       1,012,263                    1,142,496
------------------------------------------------------------------------------------------------------------------
 7.05%, 05/20/27                                  (a)                       2,222,018                    2,357,202
------------------------------------------------------------------------------------------------------------------
 7.50%, 09/01/30 to 05/01/34                      (a)                      23,260,216                   24,970,998
------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/18                                  (b)                       3,914,540                    3,992,865
==================================================================================================================
                                                                                                       144,614,239
==================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 --42.61%

Pass Through Ctfs.,

 8.50%, 01/01/07 to 10/01/30                      (a)                      18,056,530                   20,018,862
------------------------------------------------------------------------------------------------------------------
 7.50%, 07/01/10 to 07/01/34                      (a)                      23,331,026                   25,014,292
------------------------------------------------------------------------------------------------------------------
 7.00%, 05/01/11 to 09/01/34                      (a)                      84,005,250                   89,276,360
------------------------------------------------------------------------------------------------------------------
 8.00%, 02/01/12 to 08/01/32                      (a)                      17,854,871                   19,257,201
------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/13 to 09/01/34                      (a)                     110,847,962                  117,314,439
------------------------------------------------------------------------------------------------------------------
 6.00%, 10/01/13 to 07/01/34                      (a)                      44,945,647                   47,286,046
------------------------------------------------------------------------------------------------------------------
 9.50%, 07/01/16 to 08/01/22                      (a)                         226,746                      255,685
------------------------------------------------------------------------------------------------------------------
 5.00%, 01/01/17 to 12/01/18                      (a)                       7,924,818                    8,101,242
------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/18 to 06/01/18                      (a)                      24,077,938                   24,213,206
------------------------------------------------------------------------------------------------------------------
 10.00%, 12/20/19 to 12/20/21                     (a)                       1,315,234                    1,480,783
------------------------------------------------------------------------------------------------------------------
 10.30%, 04/20/25                                 (a)                         437,627                      498,111
------------------------------------------------------------------------------------------------------------------
 5.50%, 02/01/32 to 12/01/33                      (a)                      38,746,588                   39,560,509
------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,

 5.00%, 11/01/19 to 12/01/34                      (b)                                                   19,784,773
------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/19                                  (b)                      23,718,794                   24,575,865
------------------------------------------------------------------------------------------------------------------
 6.00%, 12/01/30                                  (b)                      39,482,000                   40,901,945
==================================================================================================================
                                                                                                       477,539,319
==================================================================================================================

GOV-QTR-1

                                                                         PRINCIPAL                    MARKET
                                                                          AMOUNT                       VALUE
------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA)--9.26%

Pass Through Ctfs.,

 5.00%, 11/15/17 to 02/15/18                      (a)               $      26,006,023         $         26,772,710
------------------------------------------------------------------------------------------------------------------
 6.00%, 10/15/08 to 08/15/34                      (a)                      18,776,181                   19,578,461
------------------------------------------------------------------------------------------------------------------
 9.00%, 10/15/08 to 04/15/21                      (a)                         182,362                      203,548
------------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/08 to 09/20/34                      (a)                      36,792,957                   39,054,342
------------------------------------------------------------------------------------------------------------------
 7.00%, 10/15/08 to 08/15/34                      (a)                       9,771,907                   10,482,530
------------------------------------------------------------------------------------------------------------------
 9.50%, 06/15/09 to 03/15/23                      (a)                         778,842                      877,705
------------------------------------------------------------------------------------------------------------------
 10.00%, 11/15/09 to 07/15/24                     (a)                       1,807,796                    2,035,809
------------------------------------------------------------------------------------------------------------------
 11.00%, 12/15/09 to 10/15/15                     (a)                          16,535                       18,506
------------------------------------------------------------------------------------------------------------------
 12.50%, 11/15/10                                 (a)                           7,387                        8,429
------------------------------------------------------------------------------------------------------------------
 13.00%, 01/15/11 to 12/15/14                     (a)                          90,857                      105,747
------------------------------------------------------------------------------------------------------------------
 13.50%, 04/15/11 to 04/15/15                     (a)                         113,566                      131,155
------------------------------------------------------------------------------------------------------------------
 12.00%, 02/15/13 to 07/15/15                     (a)                          98,121                      112,974
------------------------------------------------------------------------------------------------------------------
 10.50%, 02/15/16                                 (a)                           4,514                        5,122
------------------------------------------------------------------------------------------------------------------
 8.00%, 01/15/22 to 06/15/27                      (a)                       2,641,362                    2,899,051
------------------------------------------------------------------------------------------------------------------
 7.50%, 03/15/26 to 08/15/34                      (a)                       1,409,123                    1,518,285
==================================================================================================================
                                                                                                       103,804,374
==================================================================================================================

Total U.S. Mortgage-Backed Securities
 (Cost $724,097,936)                                                                                   725,957,932
==================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--21.37%
FEDERAL FARM CREDIT BANK--1.38%

Bonds,

 6.00%, 06/11/08                                  (a)                       4,490,000                    4,907,973
------------------------------------------------------------------------------------------------------------------
Medium Term Notes,
 5.75%, 12/07/28                                  (a)                      10,000,000                   10,618,426
==================================================================================================================
                                                                                                        15,526,399
==================================================================================================================

FEDERAL HOME LOAN BANK--2.32%
Unsec. Bonds,
 6.50%, 11/15/05                                  (a)                       2,000,000                    2,084,136
------------------------------------------------------------------------------------------------------------------
 7.25%, 02/15/07                                  (a)                       5,500,000                    6,032,889
------------------------------------------------------------------------------------------------------------------
 4.88%, 05/15/07                                  (a)                      16,000,000                   16,762,926
------------------------------------------------------------------------------------------------------------------
 5.48%, 01/08/09                                  (a)                       1,000,000                    1,078,956
==================================================================================================================
                                                                                                        25,958,907
==================================================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--9.95%
Unsec. Global Notes,
 3.75%, 08/03/07                                  (a)                       8,000,000                    8,053,497
------------------------------------------------------------------------------------------------------------------
 4.25%, 05/04/09                                  (a)                      20,000,000                   20,118,600
------------------------------------------------------------------------------------------------------------------
 4.38%, 02/04/10                                  (a)(c)                   52,200,000                   52,509,646
------------------------------------------------------------------------------------------------------------------
 4.75%, 12/08/10                                  (a)(c)                   17,500,000                   17,779,475
------------------------------------------------------------------------------------------------------------------
Unsec. Medium Term Notes,
 4.02%, 06/10/09                                  (a)                      13,000,000                   13,034,710
==================================================================================================================
                                                                                                       111,495,928
==================================================================================================================

GOV-QTR-1

                                                                         PRINCIPAL                  MARKET
                                                                          AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 --5.57%

Series B, Unsec. Medium Term Notes,
 6.47%, 09/25/12                                  (a)               $      10,550,000         $    12,122,242
--------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.66%, 02/25/09                                  (a)                      40,000,000              39,708,642
-------------------------------------------------------------------------------------------------------------
 3.85%, 04/14/09                                  (a)                       9,000,000               8,983,990
-------------------------------------------------------------------------------------------------------------
Unsec. Notes,
 4.13%, 04/29/09                                  (a)                       1,650,000               1,655,825
=============================================================================================================
                                                                                                   62,470,699
=============================================================================================================

PRIVATE EXPORT FUNDING COMPANY--1.07%
Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09                                  (a)                       3,900,000               4,425,993
-------------------------------------------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
 7.65%, 05/15/06                                  (a)                       7,000,000               7,532,212
=============================================================================================================
                                                                                                   11,958,205
=============================================================================================================

TENNESSEE VALLEY AUTHORITY--1.08%
Series G, Global Bonds,
 5.38%, 11/13/08                                  (a)                      11,250,000              12,091,034
=============================================================================================================

Total U.S. Government Agency Securities (Cost
$235,263,703)                                                                                     239,501,172
=============================================================================================================

U.S. TREASURY SECURITIES--6.89%
U.S. TREASURY NOTES--4.49%
 1.63%, 01/31/05                                  (a)                       8,400,000               8,392,453
-------------------------------------------------------------------------------------------------------------
 6.75%, 05/15/05                                  (a)                       1,300,000               1,331,789
-------------------------------------------------------------------------------------------------------------
 4.63%, 05/15/06                                  (a)                      19,800,000              20,468,250
-------------------------------------------------------------------------------------------------------------
 2.75%, 06/30/06                                  (a)                       8,000,000               8,040,000
-------------------------------------------------------------------------------------------------------------
 4.00%, 11/15/12                                  (a)                       2,000,000               2,023,438
-------------------------------------------------------------------------------------------------------------
4.25%, 08/15/13 to 08/15/14                       (a)                       9,900,000              10,106,672
=============================================================================================================
                                                                                                   50,362,602
=============================================================================================================
U.S. TREASURY BONDS--2.05%
12.75%, 11/15/10                                  (a)                      11,700,000              12,959,578
-------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16 to 11/15/24                       (a)                       7,500,000               9,977,734
=============================================================================================================
                                                                                                   22,937,312
=============================================================================================================

GOV-QTR-1

                                                                         PRINCIPAL                     MARKET
                                                                          AMOUNT                        VALUE
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY STRIPS--0.35%
 6.79%, 11/15/18                                  (a)(d)                $   7,750,000              $     3,963,399
==================================================================================================================

Total U.S. Treasury Securities
 (Cost $75,443,696)                                                                                     77,263,313
==================================================================================================================

                                                                          SHARES
==================================================================================================================
MONEY MARKET FUNDS--6.97%
Government & Agency Portfolio-Institutional
 Class (e) (Cost $78,142,951)                                              78,142,951                   78,142,951
==================================================================================================================

TOTAL INVESTMENTS--100.00%
 (Cost $1,112,948,286)                                                                             $ 1,120,865,368
==================================================================================================================

Investment Abbreviations:

Ctfs.           Certificates

Gtd.            Guaranteed

Sec.            Secured

STRIPS          Separately Traded Registered Interest and Principal Security

TBA             To Be Announced

Unsec.          Unsecured

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $953,466,969, which represented 85.07% of the Fund's Total Investments. See Note 1A.

(b) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1C.

(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at October 31, 2004.

(d) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

GOV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

GOV-QTR-1

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

GOV-QTR-1

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                             PROCEEDS        UNREALIZED        MARKET
                            MARKET VALUE    PURCHASES          FROM         APPRECIATION       VALUE      DIVIDEND     REALIZED
          FUND                07/31/04       AT COST           SALES       (DEPRECIATION)     10/31/04     INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio-Institutional
Class                      $ 133,893,250   $ 530,158,502  $(585,908,801)   $     --         $ 78,142,951  $533,888    $     --
------------------------------------------------------------------------------------------------------------------------------------

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $792,135,478 and $776,829,045, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 11,282,337
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,985,106)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $  7,297,231
================================================================================
Cost of investments for tax purposes is $1,113,568,137.

GOV-QTR-1

                       AIM LIMITED MATURITY TREASURY FUND
          Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                       Your goals.       [AIM INVESTMENTS LOGO]
                                      Our Solutions.    --Registered Trademark--
                                 --Registered Trademark--

AIMinvestments.com             LTD-QTR-1 10/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                                             PAR
                                                                             MATURITY       (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.00%  (a)
1.88%                                                                        11/30/05     $ 33,000       $  32,881,407
----------------------------------------------------------------------------------------------------------------------
1.88%                                                                        12/31/05       33,000          32,855,625
----------------------------------------------------------------------------------------------------------------------
1.88%                                                                        01/31/06       33,100          32,939,672
----------------------------------------------------------------------------------------------------------------------
1.63%                                                                        02/28/06       33,100          32,810,375
----------------------------------------------------------------------------------------------------------------------
1.50%                                                                        03/31/06       33,100          32,722,453
----------------------------------------------------------------------------------------------------------------------
2.25%                                                                        04/30/06       32,900          32,838,148
----------------------------------------------------------------------------------------------------------------------
2.50%                                                                        05/31/06       33,100          33,136,079
----------------------------------------------------------------------------------------------------------------------
2.75%                                                                        06/30/06       33,100          33,265,500
----------------------------------------------------------------------------------------------------------------------
2.75%                                                                        07/31/06       33,100          33,260,204
----------------------------------------------------------------------------------------------------------------------
2.38%                                                                        08/31/06       33,000          32,922,656
----------------------------------------------------------------------------------------------------------------------
2.50%                                                                        09/30/06       33,000          32,969,063
----------------------------------------------------------------------------------------------------------------------
2.50%                                                                        10/31/06       33,000          32,943,281
======================================================================================================================
TOTAL INVESTMENTS (Cost $395,774,672)--100.00%                                                           $ 395,544,463
======================================================================================================================

    Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $395,544,463, which represented 100% of the Fund's Total Investments. See Note 1A.

    See accompanying notes which are an integral part of this schedule.

LTD-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

         Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

         Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $266,916,146 and $299,176,240, respectively.

LTD-QTR-1

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $    436,627
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (729,804)
------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
securities                                                              $   (293,177)
====================================================================================
Cost of investments for tax purposes is $395,837,640.

LTD-QTR-1

                             AIM MONEY MARKET FUND
          Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                   Your goals.        [AIM INVESTMENTS LOGO]
                                   Our solutions.     --Registered Trademark--
                              --Registered Trademark--

AIMinvestments.com       MBD QTR-1 10/04      A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                                          PAR
                                                                            MATURITY     (000)          VALUE
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--20.20%                                        (a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--4.35%
Atlantis One Funding Corp. (Rabobank-ABS Program Sponsor)
     (Acquired 05/11/04; Cost $9,927,097)
     1.45%                                                      (b)         11/08/04   $  10,000    $    9,997,181
------------------------------------------------------------------------------------------------------------------
     (Acquired 09/22/04; Cost $41,590,278)
     2.03%                                                      (b)         03/14/05      42,000        41,685,012
------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp. (Fifth Third
Bank-ABS Program Sponsor)
     (Acquired 10/04/04; Cost $13,455,396)
     1.99%                                                      (b)         01/04/05      13,524        13,476,275
==================================================================================================================
                                                                                                        65,158,468
==================================================================================================================
ASSET-BACKED SECURITIES - FULLY BACKED--4.87%
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)
     (Acquired 10/21/04; Cost $47,748,533)
     2.05%                                                      (b)         01/21/05      48,000        47,778,600
------------------------------------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS Program Sponsor)
     (Acquired 09/28/04; Cost $25,068,381)
     1.91%                                                      (b)         12/28/04      25,190        25,113,821
==================================================================================================================
                                                                                                        72,892,421
==================================================================================================================
ASSET-BACKED SECURITIES - MULTI-PURPOSE--2.38%
Jupiter Securitization Corp. (JPMorgan Chase Bank-ABS Program
Sponsor)
     (Acquired 10/15/04; Cost $15,528,967)
     1.90%                                                      (b)         12/10/04      15,575        15,542,941
------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-NY Branch-ABS
Program Sponsor)
     (Acquired 05/21/04; Cost $19,998,650)
     1.88%                                                      (b)(c)      01/25/05      20,000        19,999,532
==================================================================================================================
                                                                                                        35,542,473
==================================================================================================================
ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--3.33%
Grampian Funding LLC (HBOS Treasury Services PLC-ABS
Program Sponsor)
     (Acquired 05/25/04; Cost $24,813,167)
     1.52%                                                      (b)         11/18/04      25,000        24,982,056
------------------------------------------------------------------------------------------------------------------
     (Acquired 10/06/04; Cost $24,861,806)
     1.99%                                                      (b)         01/14/05      25,000        24,897,736
==================================================================================================================
                                                                                                        49,879,792
==================================================================================================================

MKT-QTR-1

                                                                                          PAR
                                                                            MATURITY     (000)           VALUE
------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--2.00%
Morgan Stanley, Floating Rate
     1.89%                                                      (d)         12/13/04   $  30,000    $   30,000,000
==================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.60%
General Electric Capital Corp.
     1.90%                                                                  12/14/04      24,000        23,945,533
==================================================================================================================
REGIONAL BANKS--1.67%
Nationwide Building Society (United Kingdom)
     1.91%                                                                  12/30/04      25,000        24,921,743
==================================================================================================================
Total Commercial Paper (Cost $302,340,430)                                                             302,340,430
==================================================================================================================
CERTIFICATES OF DEPOSIT--11.32%
CALYON (France)
     1.76%                                                                  12/03/04      47,000        47,000,416
------------------------------------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
     1.26%                                                                  01/13/05      15,000        15,000,000
------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
     1.60%                                                                  11/09/04      48,500        48,500,000
------------------------------------------------------------------------------------------------------------------
     1.61%                                                                  11/12/04      29,000        28,999,469
------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
     2.00%                                                                  01/10/05      30,000        30,000,000
==================================================================================================================
Total Certificates of Deposit (Cost $169,499,885)                                                      169,499,885
==================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--8.00%
FEDERAL HOME LOAN BANK (FHLB)--3.01%
Unsec. Bonds,
     1.46%                                                                  11/17/04       5,000         5,000,000
------------------------------------------------------------------------------------------------------------------
     1.20%                                                                  02/28/05      25,000        24,992,372
------------------------------------------------------------------------------------------------------------------
     1.35%                                                                  04/29/05      15,000        15,000,000
==================================================================================================================
                                                                                                        44,992,372
==================================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.99%
     Disc. Notes
     2.07%                                                      (e)         02/01/05      24,880        24,748,703
------------------------------------------------------------------------------------------------------------------
     Unsec. Floating Rate Global Notes
     1.96%                                                      (f)         10/21/05      25,000        24,980,064
------------------------------------------------------------------------------------------------------------------
     Unsec. Notes,
     1.66%                                                                  05/20/05      25,000        25,000,000
==================================================================================================================
                                                                                                        74,728,767
==================================================================================================================
Total U.S. Government Agency Securities (Cost $119,721,139)                                            119,721,139
==================================================================================================================

MKT-QTR-1

                                                                                          PAR
                                                                            MATURITY     (000)          VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.09%
CONSUMER RECEIVABLES--0.03%
USAA Auto Owner Trust-Series 2004-1, Class A-1 Notes
     1.08%                                                                  03/15/05   $     455    $      454,505
==================================================================================================================
FULLY-BACKED--2.00%
Racers Trust-Series 2004-6-MM, Floating Rate MTN
     (Acquired 04/13/04; Cost $30,000,000)
     1.91%                                                      (b)(c)      04/22/05      30,000        30,000,000
==================================================================================================================
STRUCTURED--6.06%
Holmes Financing (No. 8) PLC (United Kingdom)-Series 8,
Class 1A, Floating Rate Bonds
     1.82%                                                      (c)         04/15/05      45,000        45,000,000
------------------------------------------------------------------------------------------------------------------
Residential Mortgage Securities (United Kingdom)-Series 17A,
Class A-1, Floating Rate Bonds
     (Acquired 02/10/04; Cost $45,657,500)
     1.87%                                                      (b)(c)      02/14/05      45,658        45,657,500
==================================================================================================================
                                                                                                        90,657,500
==================================================================================================================
Total Asset-Backed Securities (Cost $121,112,005)                                                      121,112,005
==================================================================================================================
MEDIUM-TERM NOTES--5.54%
Money Market Trust LLY-Series 2002-B, Floating Rate Notes
     (Acquired 12/03/02; Cost $50,000,000)
     1.89%                                                      (b)(c)(g)   06/03/05      50,000        50,000,000
------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co. (The); Floating Rate MTN
     1.83%                                                      (f)         10/07/05      33,000        33,000,000
==================================================================================================================
Total Medium-Term Notes (Cost $83,000,000)                                                              83,000,000
==================================================================================================================
MASTER NOTE AGREEMENTS--5.01%                                   (h)
Merrill Lynch Mortgage Capital, Inc.
     (Acquired 08/23/04; Cost $75,000,000)
     2.02%                                                      (b)(c)(i)   02/23/05      75,000        75,000,000
==================================================================================================================
PROMISSORY NOTES--3.01%
Goldman Sachs Group, Inc. (The)
     (Acquired 06/28/04; Cost $45,000,000)
     1.94%                                                      (b)(d)(g)   12/27/04      45,000        45,000,000
==================================================================================================================
VARIABLE RATE DEMAND NOTES--2.48%                               (j)(k)
INSURED--0.43%
Michigan (State of) Housing Development Authority; Taxable
Series 2000 C RB
     1.84%                                                      (l)         12/01/20       6,405         6,405,000
==================================================================================================================

MKT-QTR-1

                                                                                          PAR
                                                                            MATURITY     (000)          VALUE
------------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT--2.05%                                         (m)
California (State of), ABAG Finance Authority for Nonprofit
Corporations (YMCA of San Francisco); Refunding Taxable
Series 2004-A RB (LOC-Wells Fargo Bank, N.A.)
     1.93%                                                                  10/01/29   $   9,410    $    9,410,000
------------------------------------------------------------------------------------------------------------------
FE, LLC-Series A, Loan Program Notes (LOC-Fifth Third Bank)
     1.91%                                                                  04/01/28       8,260         8,260,000
------------------------------------------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial Development
Authority (Dolphins Stadium); Taxable Series 2000 IDR
(LOC-Societe Generale S.A.)
     1.95%                                                                  07/01/22         100           100,000
------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp. (Viking Range
Corp. Project); Taxable Series 2000 IDR (LOC-Bank of America
N.A.)
     2.06%                                                                  06/01/15      12,960        12,960,000
==================================================================================================================
                                                                                                        30,730,000
==================================================================================================================
Total Variable Rate Demand Notes (Cost $37,135,000)                                                     37,135,000
==================================================================================================================
FUNDING AGREEMENTS--1.34%
New York Life Insurance Co.
     (Acquired 04/07/04; Cost $20,000,000)
     1.92%                                                      (b)(c)(g)   04/06/05      20,000        20,000,000
==================================================================================================================
Total Investments (excluding Repurchase Agreements) (Cost
$972,808,459)                                                                                          972,808,459
==================================================================================================================
REPURCHASE AGREEMENTS--35.01%
Banc of America Securities LLC
     1.94%                                                      (n)         11/01/04      60,000        60,000,000
------------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
     1.94%                                                      (o)         11/01/04      70,000        70,000,000
------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
     1.94%                                                      (p)         11/01/04      70,000        70,000,000
------------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
     1.88%                                                      (q)         11/01/04      60,000        60,000,000
------------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York Branch (United
Kingdom)
     1.87%                                                      (r)         11/01/04      60,000        60,000,000
------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
     1.89%                                                      (s)         11/01/04      60,000        60,000,000
------------------------------------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
     1.88%                                                      (t)         11/01/04      45,000        45,000,000
------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
     1.95%                                                      (u)         11/01/04      70,000        70,000,000
------------------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
     1.87%                                                      (v)         11/01/04      29,050        29,050,494
==================================================================================================================
Total Repurchase Agreements (Cost $524,050,494)                                                        524,050,494
==================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost $1,496,858,953)                (w)                                 $1,496,858,953
==================================================================================================================

MKT-QTR-1

      Investment Abbreviations:

      ABS               Asset Backed Security
      Disc.             Discounted
      IDR               Industrial Development Revenue Bonds
      LOC               Letter of Credit
      MTN               Medium Term Notes
      RB                Revenue Bonds
      Unsec.            Unsecured

      Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $489,130,654, which represented 32.68% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2004.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on October 31, 2004.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2004.

(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $115,000,000, which represented 7.68% of the Fund's Total Investments.

(h) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.

(j) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(k) Interest rate is redetermined weekly. Rate shown is the rate in effect on October 31, 2004.

(l) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Corp.

(m) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n) Repurchase agreement entered into October 29, 2004 with a maturing value of $60,009,700. Collateralized by $55,148,488 corporate obligations, 6.88% to 8.15% due 04/15/06 to 02/01/32 with an aggregate market value at October 31, 2004 of $63,000,001.

(o) Repurchase agreement entered into October 29, 2004 with a maturing value of $70,011,288. Collateralized by $70,512,012 corporate obligations, 1.19% to 7.35% due 05/23/05 to 12/01/06 with an aggregate market value at October 31, 2004 of $73,500,001.

(p) Repurchase agreement entered into October 29, 2004 with a maturing value of $70,011,288. Collateralized by $80,827,919 corporate obligations, 1.99% to 5.13% due 10/18/27 to 08/10/38 with an aggregate market value at October 31, 2004 of $73,500,000.

(q) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $250,039,167. Collateralized by $259,755,507 U.S. Government obligations, 5.00% to 6.00% due 05/01/34 to 08/01/34 with an aggregate market value at October 31, 2004 of $255,000,001. The amount to be received upon repurchase by the Fund is $60,009,400.

(r) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $500,077,917. Collateralized by $574,112,023 U.S. Government obligations, 0% to 6.38% due 01/15/05 to 11/01/34 with an aggregate market value at October 31, 2004 of $510,005,389. The amount to be received upon repurchase by the Fund is $60,009,350.

(s) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $250,039,375. Collateralized by $247,963,245 U.S. Government obligations, 2.47% to 7.50% due 11/01/07 to 09/01/34 with an aggregate market value at October 31, 2004 of $256,619,861. The amount to be received upon repurchase by the Fund is $60,009,450.

(t) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $250,039,167. Collateralized by $325,877,250 U.S. Government obligations, 0% to 10.38% due 12/01/04 to 11/15/30 with an aggregate market value at October 31, 2004 of $255,300,122. The amount to be received upon repurchase by the Fund is $45,007,050.

MKT-QTR-1

(u) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $500,081,250. Collateralized by $547,676,952 corporate obligations, 0% to 8.00% due 03/12/05 to 07/25/44 with an aggregate market value at October 31, 2004 of $525,000,000. The amount to be received upon repurchase by the Fund is $70,011,375.

(v) Joint repurchase agreement entered into October 29, 2004 with an aggregate maturing value of $200,031,167. Collateralized by $203,930,000 U.S. Government obligations, 1.45% to 4.61% due 07/07/05 to 10/10/13 with an aggregate market value at October 31, 2004 of $204,000,371. The amount to be received upon repurchase by the Fund is $29,055,021.

(w)   Also represents cost for federal income tax purposes.

      See accompanying notes which are an integral part of this schedule.

MKT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

MKT-QTR-1

                            AIM MUNICIPAL BOND FUND
           Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                   You goats.         [AIM INVESTMENTS LOGO]
                                   Our solutions.     --Registered Trademark--
                              --Registered Trademark--

AIMinvestments.com        MBD-QTR-1 10/04       A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                RATINGS (a)        PAR            MARKET
                                                                S&P MOODY'S       (000)            VALUE
-----------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--2.10%
Alabama (State of) Public School & College
Authority; Capital Improvement Series 1999 C RB
    5.75%, 07/01/17                                 (b)          AA    Aa3     $     1,400    $   1,584,520
-----------------------------------------------------------------------------------------------------------
Alabama (University of); Series 2004 A RB
    5.00%, 07/01/29                                 (b)(c)      AAA    Aaa           2,000        2,064,860
-----------------------------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
Financing Authority (Children's Hospital of
Alabama); Health Care Facility Series 2002 RB
    5.38%, 06/01/23                                 (b)(c)      AAA    Aaa           1,500        1,623,450
-----------------------------------------------------------------------------------------------------------
Courtland (City of) Industrial Development Board
(Champion International Corp. Project); Refunding
Environmental Improvement Series 1996 RB
    6.40%, 11/01/26                                 (b)(d)       --   Baa2           2,315        2,448,136
-----------------------------------------------------------------------------------------------------------
Jefferson (County of); Prerefunded Capital
Improvement Sewer Series 2001 A RB
Wts.
    5.00%, 02/01/11                                 (b)(e)(f)   AAA    Aaa             775          866,248
-----------------------------------------------------------------------------------------------------------
Jefferson (County of); School Limited Tax
Series 2000 GO Wts.
    5.50%, 02/15/20                                 (b)(c)      AAA    Aaa           1,250        1,379,712
-----------------------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
Health Care Authority (Coffee Health Group);
Series 2000 A RB
    6.00%, 07/01/29                                 (b)(c)      AAA    Aaa           1,000        1,119,590
===========================================================================================================
                                                                                                 11,086,516
===========================================================================================================
ALASKA--0.40%
Alaska (State of) Housing Finance Corp. (State
Building Lease); Series 1999 RB
    5.75%, 04/01/17                                 (b)(c)      AAA    Aaa           2,000        2,129,660
-----------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                 RATINGS (a)        PAR          MARKET
                                                                S&P   MOODY'S      (000)         VALUE
-----------------------------------------------------------------------------------------------------------
AMERICAN SAMOA--0.27%
American Samoa (Territory of); Refunding
Unlimited Tax Series 2000 GO
    6.00%, 09/01/08                                 (b)(c)        A      --     $    1,280    $   1,412,454
===========================================================================================================
ARIZONA--1.10%
Phoenix (City of) Civic Improvement Corp.
(Waste Water System); Jr. Lien Series 2000 RB
    5.70%, 07/01/08                                 (b)(c)      AAA     Aaa          1,055        1,179,828
-----------------------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp. (Waste
Water System); Jr. Lien Series 2000 RB
    5.70%, 07/01/09                                 (b)(c)      AAA     Aaa          1,275        1,444,409
-----------------------------------------------------------------------------------------------------------
Pima (County of) Unified School District (No. 10
Amphitheater School District); School Improvement
Unlimited Tax Series 1992 E GO
    6.50%, 07/01/05                                 (b)          A+      A2          3,100        3,191,481
===========================================================================================================
                                                                                                  5,815,718
===========================================================================================================
ARKANSAS--0.31%
North Little Rock (City of) Health Facilities
Board (Baptist Health); Health Care Series
2001 RB
    5.70%, 07/01/22                                 (b)          A+      --            500          522,995
-----------------------------------------------------------------------------------------------------------
Van Buren (County of); Refunding & Construction
Sales & Use Tax Series 2000 RB
    5.60%, 12/01/25                                 (b)(c)       --     Aaa          1,000        1,094,560
===========================================================================================================
                                                                                                  1,617,555
===========================================================================================================
CALIFORNIA--2.34%
ABAG Finance Authority for Non-Profit Corps.
(Lincoln Glen Manor for Senior Citizens);
Series 2000 COP (CEP-Cal-Mortgage)
    6.10%, 02/15/25                                 (b)           A      --          1,000        1,073,040
-----------------------------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps.
(Lytton Gardens Inc.); Series 1999 COP
(CEP-Cal-Mortgage)
    6.00%, 02/15/19                                 (b)           A      --          1,585        1,724,543
-----------------------------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps. (Odd
Fellows Home of California); Series 1999 COP
(CEP-Cal-Mortgage)
    6.00%, 08/15/24                                 (b)           A      --          1,000        1,068,990
-----------------------------------------------------------------------------------------------------------
Big Bear Lake (City of); Refunding Water Series
1996 RB
    6.00%, 04/01/22                                 (b)(c)      AAA     Aaa          2,000        2,441,380
-----------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                               RATINGS (a)        PAR          MARKET
                                                              S&P   MOODY'S      (000)         VALUE
--------------------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)
California (State of) Department of Water
Resources; Power Supply Series 2002 A RB
  5.38%, 05/01/22                              (b)            BBB+      A2     $   1,000    $  1,086,910
--------------------------------------------------------------------------------------------------------
California (State of) Educational Facilities
Authority (Fresno Pacific University);
Series 2000 A RB
  6.05%, 03/01/11                              (b)              --    Baa3         1,350       1,511,770
--------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency
(California Toll Road Project); Sr. Lien
Series 1995 A RB
  6.00%, 01/01/10                              (b)(e)(f)       AAA     Aaa           400        465,064
--------------------------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
5.15%, 02/12/06
(Acquired 03/29/01;
  Cost $149,117)                               (b)(g)(h)(i)     --      --           148         151,878
--------------------------------------------------------------------------------------------------------
Oxnard (City of) Financing Authority
(Redwood Trunk Sewer & Headworks);
Wastewater Series 2004 A RB
  5.00%, 06/01/29                              (b)(c)          AAA     Aaa         1,005       1,037,391
--------------------------------------------------------------------------------------------------------
Sacramento (City of) Financing Authority
(Convention Center Hotel); Sr. Series 1999
A RB
  6.25%, 01/01/30                              (b)(h)           --      --           750         757,650
--------------------------------------------------------------------------------------------------------
Whittier (City of) Utility Authority; Water
Series 2003 A RB
  5.00%, 06/01/33                              (b)(c)          AAA     Aaa         1,000       1,030,200
========================================================================================================
                                                                                              12,348,816
========================================================================================================

COLORADO--3.40%
Aurora (City of); Public Improvement
Series 2000 COP
  5.50%, 12/01/30                              (b)(c)          AAA     Aaa         3,330       3,595,168
--------------------------------------------------------------------------------------------------------
Colorado (State of) Department of
Transportation; Series 2004 COP
  5.00%, 06/15/25                              (b)(c)          AAA      --         1,000       1,049,790
--------------------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35                              (b)(c)          AAA     Aaa         1,000       1,121,000
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Johnson & Wales
University Project); Series 2003 A RB
(CEP-XL Capital Ltd.)
  5.00%, 04/01/20                              (b)             AAA     Aaa         1,000       1,070,060
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Peak to Peak Charter
School); Refunding & Improvement Series
2004 RB (CEP-XL Capital Ltd.)
  5.25%, 08/15/24                              (b)             AAA     Aaa         1,475       1,601,806
--------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                            RATINGS (a)        PAR         MARKET
                                                           S&P   MOODY'S      (000)         VALUE
-----------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)
Colorado (State of) Educational & Cultural
Facilities Authority (Student Housing-
University of Colorado Foundation Project);
Series 2002 RB
  5.00%, 07/01/22                           (b)(c)         AAA      Aaa     $   1,000    $  1,059,960
-----------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities
Authority (Exempla Inc.); Series 2002 A
RB
  5.50%, 01/01/23                           (b)             A-       A1         2,850       2,994,979
-----------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
Authority (Exempla Inc.); Series 2002 A RB
  5.63%, 01/01/33                           (b)             A-       A1         2,000       2,070,580
-----------------------------------------------------------------------------------------------------
Denver (City of) Health & Hospital
Authority; Refunding Health Care Series
2004 A RB
  6.25%, 12/01/33                           (b)            BBB     Baa3           750         794,820
-----------------------------------------------------------------------------------------------------
Meridian Metropolitan District; Refunding
& Improvement Unlimited Tax Series 2001
B GO
  5.00%, 12/01/25                           (b)(c)          AA       --         1,000       1,025,720
-----------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway
Authority; Sr. Series 2001 A RB
  5.25%, 06/15/41                           (b)(c)         AAA      Aaa         1,000       1,042,870
-----------------------------------------------------------------------------------------------------
University of Colorado Hospital Authority;
Series 2001 A RB
  5.60%, 11/15/31                           (b)             --       A3           500         514,910
=====================================================================================================
                                                                                           17,941,663
=====================================================================================================

CONNECTICUT--3.50%
Brooklyn (City of); Unlimited Tax Series
1995 GO
  5.50%, 05/01/05                           (b)(e)(f)      AAA      Aaa           250         259,527
-----------------------------------------------------------------------------------------------------
Brooklyn (City of); Unlimited Tax Series
1995 GO
  5.70%, 05/01/05                           (b)(e)(f)      AAA      Aaa           250         259,772
-----------------------------------------------------------------------------------------------------
Connecticut (State of) (Bradley
International Airport); Special Obligation
Parking Series 2000 A RB
  6.60%, 07/01/24                           (b)(c)(d)        A       --         1,250       1,349,200
-----------------------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
Infrastructure); Special Obligation Tax
Series 1991 B RB
  6.50%, 10/01/10                           (b)            AA-       A1           530         630,408
-----------------------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
Infrastructure); Special Obligation Tax
Series 1991 B RB
  6.50%, 10/01/12                           (b)            AA-       A1         1,500       1,829,430
-----------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                            RATINGS (a)         PAR         MARKET
                                                           S&P   MOODY'S       (000)        VALUE
-----------------------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Area Cooperative
Educational Services (Staff
Development/Administration Facilities);
Unlimited Tax Series 1999 GO
  5.63%, 07/15/19                           (b)(c)           A      --      $   1,060    $  1,105,824
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Health &
Educational Facilities Authority (Bridgeport
Hospital); Series 1992 A RB
  6.63%, 07/01/18                           (b)(c)         AAA     Aaa            500         502,060
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Health &
Educational Facilities Authority (Loomis
Chaffee School); Series 2001 D RB
  5.25%, 07/01/31                           (b)             --      A2          1,000       1,060,050
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Health &
Educational Facilities Authority (Stamford
Hospital); Series 1996 F RB
  5.40%, 07/01/09                           (b)(c)         AAA     Aaa          1,000       1,068,440
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Health &
Educational Facilities Authority (William
W. Backus Hospital); Series 1997 D RB
  5.75%, 07/01/27                           (b)(c)         AAA      --          1,000       1,090,920
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Group Home Mortgage); Special
Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30                           (b)(c)         AAA     Aaa            500         533,000
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Series 1996 C-1 RB
  6.30%, 11/15/17                           (b)            AAA     Aaa          1,270       1,326,426
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Series 1996 C-2 RB
  6.25%, 11/15/18                           (b)            AAA     Aaa            750         782,775
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Series 1996 G RB
  6.00%, 11/15/27                           (b)(d)         AAA     Aaa          1,000       1,039,340
-----------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Series 1998 C RB
  5.50%, 11/15/35                           (b)(d)         AAA     Aaa          1,775       1,830,628
-----------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                            RATINGS (a)      PAR        MARKET
                                                           S&P   MOODY'S     (000)       VALUE
--------------------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Manchester (City of) Eighth Utilities
District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                           (b)             --     Aa3      $  180    $    194,701
--------------------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
1990 GO
  6.00%, 06/15/07                           (b)             --     Aa3         100         109,850
--------------------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
1990 GO
  6.00%, 06/15/08                           (b)             --     Aa3         100         112,508
--------------------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
1990 GO
  6.00%, 06/15/09                           (b)             --     Aa3         100         114,557
--------------------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
1992 GO
  6.00%, 02/01/11                           (b)(c)         AAA     Aaa         400         468,344
--------------------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
Series 1991 GO
  6.50%, 01/15/08                           (b)             --      A3         125         141,020
--------------------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
Series 1991 GO
  6.50%, 01/15/09                           (b)             --      A3         125         143,735
--------------------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
Series 1991 GO
  6.50%, 01/15/10                           (b)             --      A3         125         146,175
--------------------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
Series 1991 GO
  6.50%, 01/15/11                           (b)             --      A3         125         150,047
--------------------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax
Series 1990 GO
  6.00%, 12/01/10                           (b)             --      A1         190         221,679
--------------------------------------------------------------------------------------------------
University of Connecticut; Student Fee
Series 2000 A RB
  6.00%, 11/15/10                           (b)(e)(f)      NRR     NRR       1,325       1,562,784
--------------------------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax Series
1992 GO
  6.40%, 03/15/10                           (b)(c)         AAA     Aaa         380         447,503
==================================================================================================
                                                                                        18,480,703
==================================================================================================

DELAWARE--0.06%

Delaware (State of) Economic Development
Authority (Osteopathic Hospital
Association); Series 1993 A RB
  6.75%, 01/01/13                           (b)(e)(f)      NRR     Aaa         250         301,635
==================================================================================================

MBD-QTR-1

                                                         RATINGS (a)      PAR       MARKET
                                                         S&P  MOODY'S    (000)      VALUE
---------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.45%

District of Columbia (George Washington
University); Series 2001 A RB
  5.13%, 09/15/31                            (b)(c)      AAA    Aaa    $  1,000   $ 1,029,370
---------------------------------------------------------------------------------------------
District of Columbia (Gonzaga College
High School); Series 1999 RB
  5.38%, 07/01/19                            (b)(c)      AAA    Aaa       1,055     1,146,890
---------------------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental
Hotel Project); Tax Increment Series
2002 TAN
  5.25%, 07/01/22                            (b)(c)      AAA    Aaa         200       216,346
=============================================================================================
                                                                                    2,392,606
=============================================================================================

FLORIDA--1.52%

Crossings at Fleming Island Community
Development District; Refunding Special
Assessment Series 2000 B RB
  5.80%, 05/01/16                            (b)(c)      AAA    Aaa       1,000     1,143,340
---------------------------------------------------------------------------------------------
Jacksonville (City of) Electric
Authority; Water & Sewer Series 2000 A RB
  5.30%, 10/01/05                            (b)(e)(f)   NRR    NRR       1,000     1,031,750
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health
Facilities Authority (Ascension Health
Credit Group); Series 2002 A RB
  5.25%, 11/15/32                            (b)          AA    Aa2       1,500     1,544,550
---------------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami
International Airport); Aviation
Series 2000 B RB
  5.75%, 10/01/29                            (b)(c)      AAA    Aaa       2,000     2,217,320
---------------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission;
Refunding Water & Electric Series
2002 C RB
  5.00%, 10/01/27                            (b)          AA    Aa1       1,000     1,034,280
---------------------------------------------------------------------------------------------
Sunrise (City of) Utility System;
Refunding Series 1998 RB
  5.00%, 10/01/28                            (b)(c)      AAA    Aaa       1,000     1,048,070
=============================================================================================
                                                                                    8,019,310
=============================================================================================

GEORGIA--0.41%

Gwinnett (County of) Water & Sewer
Authority; Series 2002 RB
  5.25%, 08/01/24                            (b)         AAA    Aaa       2,000     2,155,300
=============================================================================================

ILLINOIS--5.97%

Bellwood (City of); Unlimited Tax
Series 2002 GO
  5.25%, 12/01/25                            (b)(c)       --    Aaa       1,000     1,069,140
---------------------------------------------------------------------------------------------

MBD-QTR-1

                                                         RATINGS (a)      PAR       MARKET
                                                         S&P  MOODY'S    (000)      VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Chicago (City of) (Cottage View Terrace
Apartments); FHA/GNMA Collateralized
Multi-Family Housing Series 2000 A RB
(CEP-GNMA)
  6.13%, 02/20/42                            (b)(d)      AAA     --    $  1,565   $ 1,646,568
---------------------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
Unlimited Tax Series 2000 C GO
  5.50%, 01/01/40                            (b)(c)      AAA    Aaa       2,750     2,957,240
---------------------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
Unlimited Tax Series 2001 A GO
  5.25%, 01/01/33                            (b)(c)      AAA    Aaa       3,940     4,116,512
---------------------------------------------------------------------------------------------
Chicago (City of); Special
Transportation Series 2001 RB
  5.25%, 01/01/31                            (b)(c)      AAA    Aaa       1,000     1,046,040
---------------------------------------------------------------------------------------------
Cook (County of); Capital Improvement
Unlimited Tax Series 2004 B GO
  5.00%, 11/15/29                            (b)(c)      AAA    Aaa       1,000     1,031,030
---------------------------------------------------------------------------------------------
Freeport (City of) (Sewer System
Improvements); Unlimited Tax Sewer
Series 2000 GO
  6.00%, 12/01/29                            (b)(c)      AAA    Aaa       1,000     1,132,130
---------------------------------------------------------------------------------------------
Illinois (State of) Department of
Central Management Services; Series
1999 COP
  5.85%, 07/01/19                            (b)(c)      AAA    Aaa       1,750     1,975,138
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Adventist Health Systems
Project); Series 1997 A RB
  6.00%, 11/15/11                            (b)(c)      AAA    Aaa       2,500     2,915,400
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Catholic Charities Housing
Development); Series 1995 RB
  6.35%, 01/01/25                            (b)(h)       --     --       1,500     1,503,240
---------------------------------------------------------------------------------------------
Illinois (State of) Educational
Facilities Authority (Northwestern
University); Adjustable Rate
Medium Term Series 1997 RB
  5.25%, 11/01/14                            (b)(f)      AA+    Aa1       1,000     1,132,090
---------------------------------------------------------------------------------------------
Illinois (State of) Educational
Facilities Authority (Robert Morris
College); Series 2000 RB
  5.75%, 06/01/20                            (b)(c)       --    Aaa       1,305     1,425,804
---------------------------------------------------------------------------------------------
Illinois (State of) Educational
Facilities Authority (Robert Morris
College); Series 2000 RB
  5.80%, 06/01/30                            (b)(c)       --    Aaa       1,000     1,068,640
---------------------------------------------------------------------------------------------

MBD-QTR-1

                                                         RATINGS (a)      PAR       MARKET
                                                         S&P  MOODY'S    (000)      VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health
Facilities Authority (Blessing
Hospital); Series 1999 A RB
  6.00%, 11/15/19                            (b)(c)      AAA    Aaa    $  1,000   $ 1,140,180
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Evangelical Hospital Corp.);
Refunding Series 1992 A RB
  6.25%, 04/15/22                            (b)(e)(f)   NRR    Aaa       1,000     1,210,700
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Evangelical Hospital
Corp.); Series 1992 C RB
  6.25%, 04/15/22                            (b)(e)(f)   NRR    NRR       1,150     1,392,305
---------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition
Authority (McCormick Place Expansion);
Dedicated State Tax Series 2002 A RB
  5.94%, 06/15/30                            (b)(c)(j)   AAA    Aaa       1,000       263,150
---------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition
Authority (McCormick Place Expansion);
Dedicated State Tax Series 2002 A RB
  5.25%, 06/15/42                            (b)(c)      AAA    Aaa       1,000     1,042,150
---------------------------------------------------------------------------------------------
Rockford (City of) School District No.
205; Unlimited Tax Series 2001 GO
  5.00%, 02/01/17                            (b)(c)       --    Aaa         500       559,845
---------------------------------------------------------------------------------------------
Tazewell (County of) Community High
School District No. 303 (Pekin);
Unlimited Tax Series 1996 GO
  5.63%, 01/01/14                            (b)(c)      AAA    Aaa       1,435     1,533,097
---------------------------------------------------------------------------------------------
Will (County of) School District
No. 122 (New Lenox); Prerefunded
Unlimited Tax Series 2000 A GO
  6.50%, 11/01/10                            (b)(e)(f)   NRR    Aaa         510       610,669
---------------------------------------------------------------------------------------------
Will (County of) School District
No. 122 (New Lenox); Unrefunded
Unlimited Tax Series 2000 A GO
  6.50%, 11/01/14                            (b)(c)       --    Aaa         575       683,968
---------------------------------------------------------------------------------------------
Will (County of) School District
No. 122 (New Lenox); Prerefunded
Unlimited Tax Series 2000 A GO
  6.50%, 11/01/10                            (b)(e)(f)   NRR    Aaa          80        95,791
=============================================================================================
                                                                                   31,550,827
=============================================================================================

MBD-QTR-1

                                                         RATINGS (a)      PAR        MARKET
                                                         S&P  MOODY'S    (000)       VALUE
---------------------------------------------------------------------------------------------
INDIANA--5.05%

DeKalb (County of) Indiana
Redevelopment Authority (Mini-Mill
Local Public Improvement Project);
Series 1995 A RB
  6.50%, 01/15/14                            (b)           A-     --   $    900   $   924,498
---------------------------------------------------------------------------------------------
East Allen (City of) Multi-School
Building Corp.; First Mortgage
Series 2000 RB
  5.75%, 01/15/10                            (b)(e)(f)    AAA    Aaa        735       840,744
---------------------------------------------------------------------------------------------
Hancock (County of) & Mount Vernon
(City of) Multi-School Building Corp.;
First Mortgage Series 2001 RB
(CEP-State Aid Withholding)
  5.45%, 07/15/22                            (b)          AA-     --      1,000     1,088,710
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Special
Program Series 2000 A RB
  5.90%, 02/01/14                            (b)(c)       AAA    Aaa      1,000     1,146,160
---------------------------------------------------------------------------------------------
Indiana (State of) Housing Finance
Authority; Single Family Mortgage
Series 1995 B-1 RB
  6.15%, 07/01/17                            (b)           --    Aaa         50        51,333
---------------------------------------------------------------------------------------------
Indiana (State of) Transportation
Finance Authority; Prerefunded Highway
Series 2000 RB
  5.38%, 12/01/10                            (b)(e)(f)    NRR    NRR        435       494,847
---------------------------------------------------------------------------------------------
Indiana (State of) Transportation
Finance Authority; Unrefunded Highway
Series 2000 RB
  5.38%, 12/01/25                            (b)          AA-    Aa2      1,565     1,674,800
---------------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
Improvement Bond Bank (Waterworks
Project); Series 2002 A RB
  5.25%, 07/01/33                            (b)(c)       AAA    Aaa      1,000     1,046,110
---------------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series
2002 RB
  5.15%, 07/01/24                            (b)(c)       AAA    Aaa      1,000     1,068,220
---------------------------------------------------------------------------------------------
Northern Wells (City of) Community
School Building Corp.; First
Mortgage Series 2002 RB
  5.40%, 07/15/23                            (b)(c)       AAA    Aaa        500       543,550
---------------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
Lighting Co.); Refunding Series
1991 PCR
  5.75%, 08/01/21                            (b)         BBB-   Baa2      4,000     4,179,000
---------------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
(Indiana Power & Lighting Co.);
Refunding Series 1993 B PCR
  5.40%, 08/01/17                            (b)(c)       AAA    Aaa      9,850    11,429,743
---------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                         RATINGS (a)                  PAR                 MARKET
                                                                      S&P         MOODY'S            (000)                VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)
St. Joseph (County of) Hospital Authority
(Memorial Health System); Health System
Series 2000 RB
    5.63%, 08/15/33                             (b)(c)                AAA           Aaa            $   1,000           $ 1,068,800
----------------------------------------------------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
First Mortgage Unlimited Tax Series 2001
GO
    5.50%, 01/15/20                             (b)(c)                AAA           Aaa                1,000             1,115,310
==================================================================================================================================
                                                                                                                        26,671,825
==================================================================================================================================

KANSAS--0.46%
Newton (City of) (Newton Healthcare
Corp.); Hospital Series 1994 A RB
    7.38%, 11/15/04                             (b)(e)(f)             NRR           NRR                  250               255,583
----------------------------------------------------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
(First Tier-Overland Park Project); Series
2001 A RB
    7.38%, 01/01/32                             (b)(h)                 --            --                2,135             2,185,279
==================================================================================================================================
                                                                                                                         2,440,862
==================================================================================================================================

KENTUCKY--0.69%
Jefferson (County of) (Beverly Enterprises
Project); Refunding Health Facilities Series
1999 RB
    5.88%, 05/01/08                             (b)(h)                 --            --                  595               596,488
----------------------------------------------------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
Cities); Lease Funding Series 1993 A RB
    6.15%, 03/01/13                             (b)                    --           Aa3                3,000             3,040,170
==================================================================================================================================
                                                                                                                         3,636,658
==================================================================================================================================

LOUISIANA--6.85%

Lafayette (City of); Public Improvement
Sales Tax Series 2000 A RB
    5.50%, 03/01/23                             (b)(c)                AAA           Aaa                2,360             2,587,882
----------------------------------------------------------------------------------------------------------------------------------
Lafayette (City of); Utilities Series 2004 RB
    5.00%, 11/01/28                             (b)(c)                AAA           Aaa                1,000             1,035,000
----------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (Southeastern
Louisiana Student Housing Project);
Series 2004 A RB
    5.00%, 08/01/31                             (b)(c)                 --           Aaa                  630               648,068
----------------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                         RATINGS (a)                  PAR                MARKET
                                                                      S&P         MOODY'S            (000)                VALUE
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (Parking
Facilities Corp. Garage Project);
Series 2001 A RB
    5.20%, 10/01/20                             (b)(c)                AAA           Aaa            $   1,760           $ 1,902,912
----------------------------------------------------------------------------------------------------------------------------------

Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority; Capital Projects
& Equipment Acquisitions Series 2000 A RB
    6.30%, 07/01/30                             (b)(c)                AAA           Aaa                4,000             4,695,120
----------------------------------------------------------------------------------------------------------------------------------

Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority; Capital Projects &
Equipment Acquisitions Series 2000 RB
    6.55%, 09/01/25                             (b)(c)                  A            --               12,040            13,741,252
----------------------------------------------------------------------------------------------------------------------------------

Louisiana (State of) Public Facilities
Authority (Ochsner Clinic Foundation
Project); Series 2002 B RB
    5.50%, 05/15/32                             (b)                    --            A3                1,250             1,290,325
----------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
Authority (Tulane University);
Series 1996 RB
    6.00%, 10/01/16                             (b)(e)(f)             AAA           Aaa                2,500             2,737,650
----------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
Authority (Tulane University); Series
2002 A RB
    5.13%, 07/01/27                             (b)(c)                AAA           Aaa                2,100             2,193,807
----------------------------------------------------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
District No. 1 (Glenwood Regional Medical
Center); Refunding Hospital Series 1996 RB
    5.70%, 05/15/16                             (b)(c)                AAA           Aaa                1,000             1,118,850
----------------------------------------------------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
District; Series 1987 RB
    7.60%, 01/01/08                             (b)(e)(f)             NRR           NRR                  500               580,185
----------------------------------------------------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
District; Series 1987 RB
    7.60%, 01/01/09                             (b)(e)(f)             NRR           NRR                  500               595,925
----------------------------------------------------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
District No. 1 (North Oaks Medical Center
Project); Refunding Hospital Series 2003 A
RB
    5.00%, 02/01/25                             (b)                     A            --                1,000             1,004,700
----------------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                         RATINGS (a)                  PAR                 MARKET
                                                                      S&P         MOODY'S            (000)                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Tangipahoa (Parish of) Hospital Service
District No. 1 (North Oaks Medical Center
Project); Refunding Hospital Series 2003 A
RB
    5.00%, 02/01/30                             (b)                     A            --            $   1,000           $ 1,008,710
----------------------------------------------------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
Utilities Co.); Series 1992 A PCR
    7.50%, 05/01/15                             (b)                   BB+            --                1,000             1,027,020
==================================================================================================================================
                                                                                                                        36,167,406
==================================================================================================================================

MAINE--0.26%
Maine (State of) Housing Authority;
Mortgage Series 1999 E-1 RB
    5.85%, 11/15/20                             (b)                   AA+           Aa1                1,305             1,362,042
==================================================================================================================================

MARYLAND--0.19%
Maryland (State of) Health & Higher
Educational Facilities Authority
(University of Maryland Medical System);
Series 2001 RB
    5.25%, 07/01/28                             (b)                     A            A3                1,000             1,024,180
==================================================================================================================================

MASSACHUSETTS--2.89%
Boston (City of) Water & Sewer Commission;
Sr. Series 1993 A RB
    5.25%, 11/01/19                             (b)(c)                AAA           Aaa                5,385             6,184,619
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Development
Finance Agency (Boston University); Series
1999 P RB
    6.00%, 05/15/59                             (b)                  BBB+            A3                4,500             5,129,640
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Development
Finance Agency (College Issue); Series
2003 B RB
(CEP-XL Capital Ltd.)
    5.25%, 07/01/33                             (b)                   AAA           Aaa                1,000             1,048,850
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
Agency; Single Family Housing Series 1994
RB
    6.60%, 12/01/26                             (b)(d)                 AA           Aa3                  490               500,182
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Bay
Transportation Authority; Sr. Sales Tax
Series 2002 A RB
    5.00%, 07/01/32                             (b)                   AAA           Aa2                1,500             1,537,305
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of); Consumer Lien
Limited Tax Series 2000 A GO
    5.75%, 02/01/09                             (b)                   AA-           Aa2                  785               883,054
==================================================================================================================================
                                                                                                                        15,283,650
==================================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                 PAR              MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--6.32%

Allegan (City of) Public School District
Unlimited Tax Series 2000 GO
    5.75%, 05/01/30                          (b)(c)             AAA           Aaa           $      500     $         551,585
----------------------------------------------------------------------------------------------------------------------------
Almont (City of) Community Schools;
Refunding School Building & Site
Unlimited Tax Series 2002 GO
    5.00%, 05/01/27                          (b)                AA+           Aa1                1,000             1,032,580
----------------------------------------------------------------------------------------------------------------------------
Bullock Creek School District;
Unlimited Tax Series 2000 GO
    5.50%, 05/01/10                          (b)(e)(f)          NRR           NRR                1,000             1,131,720
----------------------------------------------------------------------------------------------------------------------------
Caledonia (City of) Community Schools;
Unlimited Tax Series 2000 GO
    5.50%, 05/01/23                          (b)(c)             AAA           Aaa                1,000             1,098,130
----------------------------------------------------------------------------------------------------------------------------
Chippewa Valley Schools;
Refunding Unlimited Tax Series 2002 GO
    5.13%, 05/01/27                          (b)                AA+           Aa1                1,000             1,041,970
----------------------------------------------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
Prerefunded Sr. Lien Series 2001 A RB
    5.25%, 07/01/11                          (b)(e)(f)          AAA           Aaa                1,655             1,882,529
----------------------------------------------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
Sr. Lien Series 2001 A RB
    5.00%, 07/01/30                          (b)(c)             AAA           Aaa                5,000             5,130,650
----------------------------------------------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
Unrefunded Sr. Lien Series 2001 A RB
    5.25%, 07/01/33                          (b)(c)             AAA           Aaa                1,845             1,927,010
----------------------------------------------------------------------------------------------------------------------------
Ferndale (City of) Public Schools
(School Building & Site);
Refunding Unlimited Tax Series 2004 GO
    5.00%, 05/01/23                          (b)(c)             AAA           Aaa                1,125             1,189,845
----------------------------------------------------------------------------------------------------------------------------
Jackson (City of) Brownfield
Redevelopment Authority;
Tax Increment Series 2002 TAN
    5.13%, 06/01/24                          (b)(c)             AAA           Aaa                1,000             1,061,470
----------------------------------------------------------------------------------------------------------------------------
Lake Orion (City of) Community
School District;
Unlimited Tax Series 2000 A GO
    6.00%, 05/01/10                          (b)(e)(f)          AAA           Aaa                 500                579,855
----------------------------------------------------------------------------------------------------------------------------
Lake Orion (City of) Community
School District;
Refunding Unlimited Tax Series 1994 GO
    7.00%, 05/01/05                          (b)(e)(f)          AAA           Aaa                2,500             2,588,850
----------------------------------------------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
Unlimited Tax Series 1996 GO
    6.00%, 05/01/06                          (b)(e)(f)          AAA           Aaa                1,210             1,294,894
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance
Authority (Ascension Health Credit);
Series 1999 A RB
    5.50%, 11/15/07                          (b)(c)             AAA           Aaa           $    3,000     $       3,282,450
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal
Bond Authority
(Drinking Water Revolving Fund);
Series 2000 RB
    5.50%, 10/01/10                          (b)(e)(f)          AAA           Aaa                1,000             1,152,250
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
(Combustion Turbine No. 1 Project);
Series 2001 A RB
    5.25%, 01/01/24                          (b)(c)             AAA           Aaa                2,500             2,681,525
----------------------------------------------------------------------------------------------------------------------------
Newaygo (City of) Public Schools;
Unlimited Tax Series 2000 GO
    5.50%, 05/01/21                          (b)                AA+           Aa1                1,000             1,101,280
----------------------------------------------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
Refunding Unlimited Tax Series 1996 GO
    5.75%, 05/01/07                          (b)(e)(f)          AAA           Aaa                2,100             2,290,680
----------------------------------------------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
Refunding Unlimited Tax Series 1996 GO
    5.75%, 05/01/07                          (b)(e)(f)          AAA           Aaa                2,175             2,372,490
============================================================================================================================
                                                                                                                  33,391,763
============================================================================================================================

MINNESOTA--0.55%

Minneapolis & St. Paul (Cities of)
Metropolitan Airports Commission
(Northwest Airlines Inc. Project);
Special Facilities Series 2001 A RB
    7.00%, 04/01/25                          (b)(d)(h)           --            --                1,500             1,255,755
----------------------------------------------------------------------------------------------------------------------------
Minneapolis (City of);
Parking Ramp Unlimited Tax
Series 2000 A GO
    5.90%, 12/01/20                          (b)                AAA           Aa1                1,000             1,159,400
----------------------------------------------------------------------------------------------------------------------------
Shakopee (City of) Health Care
Facilities (St. Francis Regional
Medical Center); Series 2004 RB
    5.25%, 09/01/34                          (b)                BBB            --                  500               500,340
============================================================================================================================
                                                                                                                   2,915,495
============================================================================================================================

MISSISSIPPI--1.16%

Mississippi (State of) Higher Education
Assistance Corp.;
Sub-Series 1994 C RB
(CEP-Gtd. Std. LNs)
    7.50%, 09/01/09                          (b)(d)              --            A2                5,000             5,046,500
----------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Hospital
Equipment & Facilities Authority
(Forrest County General Hospital
Project); Series 2000 RB
    5.50%, 01/01/27                          (b)(c)              --           Aaa                1,000             1,073,100
============================================================================================================================
                                                                                                                   6,119,600
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.13%

Kansas City (City of) Industrial
Development Authority
(General Motors Corp. Project);
Series 1984 PCR
    6.05%, 04/01/06                          (b)                BBB-          Baa2          $      170     $         170,622
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Environmental
Improvement & Energy Resources
Authority
(State Revolving Fund);
Prerefunded Water Series 1995 C PCR
    5.85%, 01/01/05                          (b)(e)(f)          NRR           Aaa                  730               742,111
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Environmental
Improvement & Energy Resources
Authority (State Revolving Fund);
Unrefunded Water Series 1995 C PCR
    5.85%, 01/01/10                          (b)                 --           Aaa                  270               274,398
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health &
Educational Facilities Authority
(Washington University Project);
Educational Facilities Series
2001 A RB
    5.13%, 06/15/41                          (b)                AAA           Aa1                4,000             4,113,840
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Housing Development
Commission; Multifamily Housing
Series 2001 II RB (CEP-FHA)
    5.38%, 12/01/18                          (b)                 AA            --                  635               669,322
============================================================================================================================
                                                                                                                   5,970,293
============================================================================================================================

NEBRASKA--0.20%

Omaha (City of) Public Power District;
Electric Series 2002 A RB
    5.20%, 02/01/22                          (b)                 AA           Aa2                1,000             1,067,900
============================================================================================================================

NEVADA--3.50%

Boulder (City of)
(Boulder City Hospital Inc. Project);
Refunding Hospital Series 1998 RB
    5.85%, 01/01/22                          (b)(h)              --            --                  500               435,350
----------------------------------------------------------------------------------------------------------------------------
Clark (County of)
(Nevada Power Co. Project);
Refunding Series 1992 C IDR
    7.20%, 10/01/22                          (b)                BB+           Ba2                1,500             1,533,300
----------------------------------------------------------------------------------------------------------------------------
Clark (County of) Bond Bank;
Limited Tax Series 2001 GO
    5.00%, 06/01/31                          (b)(c)             AAA           Aaa                5,000             5,120,800
----------------------------------------------------------------------------------------------------------------------------
Clark (County of);
Airport Sub-Lien Series 2001 B RB
    5.13%, 07/01/21                          (b)(c)             AAA           Aaa                2,250             2,377,755
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of);
Airport Sub-Lien Series 2001 B RB
    5.25%, 07/01/34                          (b)(c)             AAA           Aaa           $    1,500     $       1,555,305
----------------------------------------------------------------------------------------------------------------------------
Clark (County of);
Airport Sub-Lien Series 2004 A-2 RB
    5.13%, 07/01/25                          (b)(c)             AAA           Aaa                1,000             1,048,470
----------------------------------------------------------------------------------------------------------------------------
Clark (County of);
Airport Sub-Lien Series 2004 A-2 RB
    5.13%, 07/01/27                          (b)(c)             AAA           Aaa                1,000             1,042,100
----------------------------------------------------------------------------------------------------------------------------
Humboldt (County of)
(Sierra Pacific Project);
Refunding Series 1987 PCR
    6.55%, 10/01/13                          (b)(c)             AAA           Aaa                3,000             3,040,830
----------------------------------------------------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
Refunding Sub-Series 1995 A TAN
    6.00%, 06/01/10                          (b)                 --           Baa3               1,185             1,205,572
----------------------------------------------------------------------------------------------------------------------------
Truckee Meadows Water Authority;
Water Series 2001 A RB
    5.13%, 07/01/30                          (b)(c)             AAA           Aaa                1,100             1,141,690
============================================================================================================================
                                                                                                                  18,501,172
============================================================================================================================

NEW JERSEY--2.13%

New Jersey (State of)
Economic Development Authority
(Continental Airlines, Inc. Project);
Special Facility Series 2000 RB
    7.00%, 11/15/30                          (b)(d)               B           Caa2               4,000             3,167,600
----------------------------------------------------------------------------------------------------------------------------

New Jersey (State of) Economic
Development Authority
(Continental Airlines, Inc. Project);
Special Facility Series 1999 RB
    6.40%, 09/15/23                          (b)(d)               B           Caa2               1,000               779,290
----------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic
Development Authority
(Continental Airlines, Inc. Project);
Special Facility Series 1999 RB
    6.25%, 09/15/29                          (b)(d)               B           Caa2               4,750             3,450,970
----------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care
Facilities Financing Authority
(St. Peters University Hospital);
Series 2000 A RB
    6.88%, 07/01/20                          (b)                BBB+          Baa1                 500               555,300
----------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Tobacco
Settlement Financing Corp.;
Asset Backed Series 2002 RB
    5.38%, 06/01/18                          (b)                BBB           Baa3               1,500             1,395,255
----------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Transportation
Trust Fund Authority
(Transportation System);
Series 1999 A RB
    5.50%, 06/15/10                          (b)                 A+            A1                1,670             1,878,750
============================================================================================================================
                                                                                                                  11,227,165
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.11%

Las Cruces (City of) South Central
Solid Waste Authority;
Environmental Services Series 1995 RB
    5.65%, 06/01/05                          (b)(e)(f)          NRR           NRR           $      575     $         587,593
============================================================================================================================

NEW YORK--5.09%

Metropolitan Transportation Authority
(Dedicated Tax Fund);
Series 2000 A RB
    5.88%, 04/01/10                          (b)(e)(f)          AAA           Aaa                1,500             1,737,405
----------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority
(Service Contract);
Refunding Series 2002 A RB
    5.13%, 01/01/29                          (b)                AA-            A3                1,000             1,029,610
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority;
Prerefunded Water & Sewer
System Series 2000 B RB
    6.00%, 06/15/10                          (b)(e)(f)          NRR           NRR                  935             1,097,999
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority; Unrefunded Water
& Sewer System Series 2000 B RB
    6.00%, 06/15/33                          (b)                AA+           Aa2                  565               652,648
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority; Water & Sewer System
Series 1996 A RB
    5.50%, 06/15/24                          (b)(c)             AAA           Aaa                1,000             1,062,250
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority; Water & Sewer
System Series 1997 B RB
    5.75%, 06/15/29                          (b)                AA+           Aa2                3,850             4,203,045
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Triborough Bridge
& Tunnel Authority; General Purpose
Series 1992 Y RB
    5.50%, 01/01/17                          (b)(e)(f)          AAA           NRR                2,900             3,382,009
----------------------------------------------------------------------------------------------------------------------------
New York (City of) Triborough Bridge
& Tunnel Authority; General
Purpose Series 1993 B RB
    5.00%, 01/01/20                          (b)(e)(f)          AAA           NRR                1,935             2,154,003
----------------------------------------------------------------------------------------------------------------------------
New York (City of); Prerefunded
Unlimited Tax Series 1996 A GO
    6.25%, 08/01/06                          (b)(e)(f)          NRR           NRR                3,035             3,302,201
----------------------------------------------------------------------------------------------------------------------------
New York & New Jersey (States of)
Port Authority
(Consolidated Ninety-Third);
Series 1994 RB
    6.13%, 06/01/94                          (b)                AA-            A1                5,250             6,185,550
----------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory
Authority (State University Educational
Facilities); Series 1995 A RB
    6.50%, 05/15/06                          (b)                AA-            A3                1,000             1,066,830
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (State of) Environmental
Facilities Corp. (State Water Revolving
Project); Unrefunded Series 1991 E PCR
    6.88%, 06/15/10                          (b)                AAA           Aaa           $    1,000     $       1,034,110
============================================================================================================================
                                                                                                                  26,907,660
============================================================================================================================

NORTH CAROLINA--1.04%

North Carolina (State of) Eastern
Municipal Power Agency;
Power System Series 1993 A RB
    6.13%, 01/01/10                          (b)(e)(f)          AAA           Aaa                1,500             1,741,185
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Housing
Finance Agency;
Single Family Series 1996 II RB
(CEP-FHA)
    6.20%, 03/01/16                          (b)                 AA           Aa2                  280               289,853
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency (No. 1 Catawba Electric
Project); Refunding Series 1990 RB
    6.50%, 01/01/10                          (b)(e)(f)          AAA           NRR                  260               296,195
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency (No. 1 Catawba Electric
Project); Refunding Series 1992 RB
    7.25%, 01/01/07                          (b)                BBB+          Baa1               2,890             3,168,567
============================================================================================================================
                                                                                                                   5,495,800
============================================================================================================================

OHIO--2.81%

Cleveland (City of) Waterworks;
Refunding First Mortgage
Series 1993 G RB
    5.50%, 01/01/21                          (b)(c)             AAA           Aaa                3,300             3,876,180
----------------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of);
Refunding Series 2003 A RB
    5.50%, 01/01/29                          (b)                  A            A1                2,000             2,076,580
----------------------------------------------------------------------------------------------------------------------------
Fairfield (City of) School District;
Unlimited Tax Series 1995 GO
    6.10%, 12/01/05                          (b)(e)(f)          AAA           Aaa                1,000             1,045,460
----------------------------------------------------------------------------------------------------------------------------
Findlay (City of);
Limited Tax Series 1996 GO
    5.88%, 07/01/06                          (b)(e)(f)          NRR           NRR                1,000             1,082,490
----------------------------------------------------------------------------------------------------------------------------
Greater Cleveland Regional
Transportation Authority;
Refunding Capital Improvement
Limited Tax Series 2004 GO
    5.00%, 12/01/23                          (b)(c)              --           Aaa                1,220             1,300,520
----------------------------------------------------------------------------------------------------------------------------
Montgomery (County of) (Grandview
Hospital & Medical Center);
Refunding Hospital Series 1997 RB
    5.50%, 12/01/09                          (b)(e)(f)          NRR           NRR                1,000             1,110,010
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Department of
Transportation (Panhandle Rail
Line Project); Series 1992 COP
    6.50%, 04/15/12                          (b)(c)             AAA           Aaa           $      960     $         962,582
----------------------------------------------------------------------------------------------------------------------------
Plain (City of) Local School District;
Prerefunded Unlimited Tax
Series 2000 GO
    6.00%, 06/01/11                          (b)(e)(f)          NRR           Aaa                  410               483,993
----------------------------------------------------------------------------------------------------------------------------
Plain (City of) Local School District;
Unrefunded Unlimited Tax Series 2000 GO
    6.00%, 12/01/25                          (b)(c)              --           Aaa                   90               103,343
----------------------------------------------------------------------------------------------------------------------------
Stark (County of) Lake Ohio Local
School District; Unlimited Tax
Series 2000 GO
    5.75%, 12/01/26                          (b)(c)             AAA           Aaa                2,500             2,783,775
============================================================================================================================
                                                                                                                  14,824,933
============================================================================================================================

OKLAHOMA--2.16%

Jenks (City of) Aquarium Authority;
First Mortgage Series 2000 RB
    6.00%, 07/01/10                          (b)(e)(f)          NRR           Aaa                  800               938,128
----------------------------------------------------------------------------------------------------------------------------
Mustang (City of) Improvement
Authority; Utility Series 1999 RB
    5.70%, 10/01/19                          (b)(c)              --           Aaa                1,500             1,700,670
----------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
Authority (St. John Health System);
Refunding Series 1999 RB
    5.75%, 02/15/18                          (b)                 AA           Aa3                  675               739,294
----------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
Authority (St. John Health System);
Refunding Series 1999 RB
    5.75%, 02/15/25                          (b)                 AA           Aa3                1,750             1,881,250
----------------------------------------------------------------------------------------------------------------------------
Oklahoma City (City of) Oklahoma
Airport Trust; Jr. Lien Series-27th
2000 A RB
    5.13%, 07/01/20                          (b)(c)             AAA           Aaa                2,575             2,729,680
----------------------------------------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
(St. John's Medical Center Project);
Hospital Series 1994 RB
    6.25%, 02/15/06                          (b)(e)(f)          NRR           NRR                2,000             2,110,240
----------------------------------------------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
Authority; Capital Improvement
Series 1988 B RB
    6.00%, 03/01/08                          (b)                 AA            --                1,305             1,315,858
============================================================================================================================
                                                                                                                  11,415,120
============================================================================================================================

OREGON--0.17%

Cow Creek Band Umpqua Tribe of Indians;
Series 1998 B RB
    5.10%, 07/01/12
(Acquired 08/18/98; Cost $897,723)           (b)(c)(g)(i)       AAA           Aaa                  900               921,186
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.76%

Allegheny (County of) Higher Education
Building Authority (Carnegie Mellon
University); University Series 2002 RB
    5.25%, 03/01/32                          (b)                AA-            --           $    1,500     $       1,565,655
----------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Port Authority;
Special Transportation Series 1999 RB
    6.13%, 03/01/09                          (b)(e)(f)          AAA           Aaa                1,000             1,158,990
----------------------------------------------------------------------------------------------------------------------------
Butler (County of) Area School District;
Unlimited Tax Series 2004 GO
    5.00%, 04/01/31                          (b)(c)             AAA           Aaa                1,000             1,032,550
----------------------------------------------------------------------------------------------------------------------------
Clarion (County of) Industrial
Development Authority (Beverly
Enterprises Inc. Project);
Refunding Series 2001
    7.38% 12/01/08
(Acquired 02/22/01; Cost $1,255,000)         (b)(g)(h)           --            --                1,255             1,274,038
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic
Development Financing Authority
(Colver Project); Resource Recovery
Series 1994 D RB
    7.05%, 12/01/10                          (b)(d)             BBB-           --                2,900             2,968,701
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of);
Third Unlimited Tax Series 1994 GO
    6.75%, 11/15/04                          (b)(e)(f)          AAA           Aaa                1,250             1,270,900
============================================================================================================================
                                                                                                                   9,270,834
============================================================================================================================

PUERTO RICO--0.34%

Children's Trust Fund;
Tobacco Settlement Series 2000 RB
    6.00%, 07/01/10                          (b)(e)(f)          AAA           NRR                1,000             1,161,300
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of)
Highway & Transportation Authority;
Transportation Series 2000 B RB
    6.00%, 07/01/10                          (b)(e)(f)          NRR           NRR                  100               117,266
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of);
Public Improvement Unlimited Tax
Series 2000 GO
    6.00%, 07/01/05                          (b)(f)(k)           A-          Baa1                  500               518,260
============================================================================================================================
                                                                                                                   1,796,826
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.90%

Providence (City of) Public Building
Authority; Series 2000 A RB
    5.75%, 12/15/16                          (b)(c)             AAA           Aaa           $    1,210     $       1,396,655
----------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
Asset-Backed Series 2002 A RB
    6.00%, 06/01/23                          (b)                BBB           Baa3               3,500             3,337,950
============================================================================================================================
                                                                                                                   4,734,605
============================================================================================================================

SOUTH CAROLINA--1.76%

Myrtle Beach (City of);
Hospitality Fee Series 2004 A RB
    5.38%, 06/01/24                          (b)(c)             AAA           Aaa                1,150             1,263,229
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority
(Bon Secours-St. Francis Medical
Center Inc.); Economic Development
Series 2002 A RB
    5.50%, 11/15/23                          (b)                 A-            A3                2,000             2,064,120
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority
(Palmetto Health Alliance);
Hospital Facilities Improvement
Series 2000 A RB
    7.13%, 12/15/10                          (b)(e)(f)          NRR           NRR                1,000             1,227,250
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority
(Palmetto Health Alliance);
Refunding Hospital Facilities
Series 2003 A RB
    6.25%, 08/01/31                          (b)                BBB           Baa2               1,000             1,059,240
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Palmetto
Health Alliance); Refunding Hospital
Facilities Series 2003 A RB
    6.13%, 08/01/23                          (b)                BBB           Baa2               1,500             1,583,415
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of)
Transportation Infrastructure Bank;
Series 2001 A RB
    5.00%, 10/01/11                          (b)(e)(f)          NRR           Aaa                1,000             1,126,630
----------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
Authority; Tobacco Settlement
Series 2001 B RB
    6.38%, 05/15/28                          (b)                BBB           Baa3               1,000               951,550
============================================================================================================================
                                                                                                                   9,275,434
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.89%

Aberdeen (City of) School District
No. 6-1; Unlimited Tax Series 2000 GO
    5.45%, 01/01/26                          (b)(c)             AAA           Aaa           $    3,940     $       4,204,689
----------------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health &
Educational Facilities Authority
(Sioux Valley Hospitals & Health
System); Series 2004 A RB
    5.25%, 11/01/34                          (b)                 A+            A1                  500               507,770
============================================================================================================================
                                                                                                                   4,712,459
============================================================================================================================

TENNESSEE--0.73%

Davidson & Williamson (Counties of)
Harpeth Valley Utilities District;
Utilities Improvement Series 2004 RB
    5.00%, 09/01/29                          (b)(c)              --           Aaa                1,000             1,033,680
----------------------------------------------------------------------------------------------------------------------------
Franklin (City of) Industrial
Development Board (Landings
Apartment Project); Refunding
Multifamily Housing Series 1996 A RB
    5.75%, 04/01/10                          (b)(c)             AAA           Aaa                  645               679,353
----------------------------------------------------------------------------------------------------------------------------
Robertson & Sumner (Counties of)
White House Utility District;
Water & Sewer Series 2000 RB
    6.00%, 01/01/10                          (b)(e)(f)          NRR           Aaa                1,000             1,154,820
----------------------------------------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational
& Housing Facilities Board (Kirby
Pines Retirement Community);
Health Care Facilities Series 1997 A RB
    6.25%, 11/15/16                          (b)(h)              --            --                1,000               995,620
============================================================================================================================
                                                                                                                   3,863,473
============================================================================================================================

TEXAS--22.99%

Allen (City of) Independent School
District; Refunding Unlimited Tax
Series 2000 GO (CEP-Texas Permanent
School Fund)
    5.95%, 02/15/25                          (b)                AAA           Aaa                1,600             1,788,320
----------------------------------------------------------------------------------------------------------------------------
Arlington (City of) Independent
School District; Prerefunded
Unlimited Tax Series 1995 GO
(CEP-Texas Permanent School Fund)
    5.75%, 02/15/05                          (b)(e)(f)          NRR           Aaa                  705               713,009
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Arlington (City of) Independent School
District; Unlimited Tax Series 1995 GO
(CEP-Texas Permanent School Fund)
    5.75%, 02/15/05                          (b)(e)(f)          NRR           Aaa           $      295     $         298,351
----------------------------------------------------------------------------------------------------------------------------
Austin (City of) Community College
District; Refunding Combined Fee
Series 1995 RB
    6.10%, 02/01/05                          (b)(e)(f)          AAA           Aaa                1,115             1,126,875
----------------------------------------------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel
Occupancy Tax Sub.-Lien Series 1999 RB
    5.80%, 11/15/29                          (b)(c)             AAA           Aaa                1,000             1,098,990
----------------------------------------------------------------------------------------------------------------------------
Bellville (City of) Independent School
District; Prerefunded Unlimited Tax
Series 1995 GO (CEP-Texas Permanent
School Fund)
    6.13%, 02/01/06                          (b)(e)(f)          NRR           Aaa                  535               562,788
----------------------------------------------------------------------------------------------------------------------------
Bellville (City of) Independent School
District; Unrefunded Unlimited Tax
Series 1995 GO (CEP-Texas Permanent
School Fund)
    6.13%, 02/01/20                          (b)                 --           Aaa                  295               309,275
----------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
(Dymaxion & Marbach Park Apartments);
Multifamily Housing Series 2000 A RB
    6.10%, 08/01/30                          (b)(c)              --           Aaa                1,000             1,064,540
----------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
District; Lease Purchase Series 2001 RB
    5.53%, 07/20/06
(Acquired 07/27/01; Cost $360,845)           (b)(g)(h)(i)        --            --                  357               366,965
----------------------------------------------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
Development Corp. (Franciscan Services
Corp. Obligated Group); Series 1997 A RB
    5.38%, 01/01/22                          (b)(c)             AAA           Aaa                1,250             1,347,025
----------------------------------------------------------------------------------------------------------------------------
Carroll (City of) Independent School
District; Refunding Unlimited Tax Series
2001 GO (CEP-Texas Permanent School Fund)
    5.25%, 02/15/33                          (b)                AAA           Aaa                1,350             1,403,285
----------------------------------------------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax
Series 1996 GO
    5.75%, 08/15/06                          (b)(e)(f)          NRR           NRR                1,000             1,065,520
----------------------------------------------------------------------------------------------------------------------------
Cisco (City of) Junior College District;
Refunding Consolidated Series 2002 RB
    5.25%, 07/01/26                          (b)(c)             NRR           NRR                1,000             1,056,040
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Cleveland (City of) Independent School
District; Unlimited Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
    5.13%, 02/01/31                          (b)                AAA           Aaa           $    2,000     $       2,055,200
----------------------------------------------------------------------------------------------------------------------------
Comal (County of) Independent School
District; Refunding School Building
Unlimited Tax Series 2001 GO (CEP-Texas
Permanent School Fund)
    5.25%, 02/01/28                          (b)                 --           Aaa                2,000             2,086,260
----------------------------------------------------------------------------------------------------------------------------
Comal (County of) Independent School
District; Refunding Unlimited Tax Series
1999 GO (CEP-Texas Permanent School Fund)
    5.75%, 08/01/28                          (b)                 --           Aaa                1,000             1,093,400
----------------------------------------------------------------------------------------------------------------------------
Denton (City of) Utility System;
Series 2000 A RB
    5.40%, 12/01/13                          (b)(c)             AAA           Aaa                1,000             1,117,680
----------------------------------------------------------------------------------------------------------------------------
DeSoto (City of) Independent School
District; Refunding Unlimited Tax Series
1998 GO (CEP-Texas Permanent School Fund)
    5.13%, 08/15/17                          (b)                AAA            --                1,000             1,004,390
----------------------------------------------------------------------------------------------------------------------------
Galena Park (City of) Independent School
District; Refunding Capital Appreciation
Unlimited Tax Series 1996 GO (CEP-Texas
Permanent School Fund)
    6.38%, 08/15/23                          (b)(j)              --           Aaa                2,000               795,340
----------------------------------------------------------------------------------------------------------------------------
Georgetown (City of) Utility System;
Series 1995 A RB
    6.20%, 08/15/05                          (b)(e)(f)          AAA           Aaa                1,500             1,550,820
----------------------------------------------------------------------------------------------------------------------------
Grapevine (City of);
Limited Tax Series 2000 GO Ctfs.
    5.88%, 08/15/26                          (b)(c)             AAA           Aaa                1,610             1,806,742
----------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Memorial Hermann
Health Care Project); Hospital
Series 2001 A RB
    6.38%, 06/01/29                          (b)                  A            A2                  750               829,005
----------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (St. Luke's
Episcopal Hospital); Series 2001 A RB
    5.38%, 02/15/26                          (b)                AA-            --                1,000             1,029,960
----------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (St. Luke's
Episcopal Hospital); Series 2002 RB
    5.13%, 02/15/32                          (b)                AA-            --                1,000             1,018,880
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
Development Corp. (Texas Children's
Hospital Project); Hospital
Series 1999 A RB
    5.25%, 10/01/29                          (b)                 AA           Aa2           $    2,000     $       2,065,360
----------------------------------------------------------------------------------------------------------------------------
Harris (County of)-Houston (City of)
Sports Authority;
Refunding Jr. Lien Series 2001 B RB
    5.25%, 11/15/40                          (b)(c)             AAA           Aaa                5,000             5,172,050
----------------------------------------------------------------------------------------------------------------------------
Harris (County of);
Refunding Limited Tax Series 2002 GO
    5.13%, 08/15/12                          (b)(e)(f)          NRR           NRR                2,000             2,279,560
----------------------------------------------------------------------------------------------------------------------------
Houston (City of) Airport System;
Sub.-Lien Series 2000 B RB
    5.50%, 07/01/30                          (b)(c)             AAA           Aaa                1,000             1,063,280
----------------------------------------------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
Jr. Lien Series 1997 C RB
    5.38%, 12/01/07                          (b)(e)(f)          AAA           Aaa                2,495             2,757,499
----------------------------------------------------------------------------------------------------------------------------
Katy (City of) Independent School
District; Limited Tax Series 1999
GO (CEP-Texas Permanent School Fund)
    6.13%, 02/15/32                          (b)                AAA           Aaa                1,500             1,691,520
----------------------------------------------------------------------------------------------------------------------------
Keller (City of) Independent School
District; Refunding Unlimited Tax Series
2001 GO (CEP-Texas Permanent School Fund)
    5.25%, 08/15/26                          (b)                AAA           Aaa                2,000             2,103,420
----------------------------------------------------------------------------------------------------------------------------
Keller (City of) Independent School
District; Series 1994 COP
    6.00%, 08/15/05
(Acquired 09/13/94; Cost $275,000)           (b)(c)(h)          AAA           Aaa                  275               283,825
----------------------------------------------------------------------------------------------------------------------------
Laredo (City of) Community College
District; Limited Tax Series 2002 GO
    5.25%, 08/01/27                          (b)(c)             AAA           Aaa                1,000             1,053,860
----------------------------------------------------------------------------------------------------------------------------
Laredo (City of) Community College
District; Limited Tax Series 2002 GO
    5.25%, 08/01/32                          (b)(c)             AAA           Aaa                1,000             1,046,520
----------------------------------------------------------------------------------------------------------------------------
Little Elm (City of) Independent School
District; Refunding Unlimited Tax Series
1999 GO (CEP-Texas Permanent School Fund)
    6.00%, 08/15/35                          (b)                AAA            --                4,000             4,515,600
----------------------------------------------------------------------------------------------------------------------------
Little Elm (City of) Independent School
District; Refunding Unlimited Tax Series
2000 GO (CEP-Texas Permanent School Fund)
    6.13%, 08/15/35                          (b)                AAA            --                1,000             1,154,970
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lockhart (City of) Tax & Utility
Systems; Limited Tax Series 1996 GO Ctfs.
    5.90%, 08/01/06                          (b)(e)(f)          AAA           Aaa           $    1,100     $       1,174,327
----------------------------------------------------------------------------------------------------------------------------
Lockhart (City of) Tax & Utility
Systems; Limited Tax Series 1996 GO Ctfs.
    5.85%, 08/01/11                          (b)(c)             AAA           Aaa                  605               642,782
----------------------------------------------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
Development Corp. (St. Joseph Health
System); Series 1998 RB
    5.25%, 07/01/13                          (b)                AA-           Aa3                1,000             1,075,200
----------------------------------------------------------------------------------------------------------------------------
Manor (City of) Independent School
District; Refunding Unlimited Tax
Series 2004 GO
(CEP-Texas Permanent School Fund)
    5.00%, 08/01/27                          (b)                AAA           Aaa                1,000             1,033,440
----------------------------------------------------------------------------------------------------------------------------
Manor (City of) Independent School
District; Refunding Unlimited Tax
Series 2004 GO
(CEP-Texas Permanent School Fund)
    5.00%, 08/01/29                          (b)                AAA           Aaa                1,000             1,028,680
----------------------------------------------------------------------------------------------------------------------------
Montgomery (County of);
Permanent Improvement Limited
Tax Series 2000 GO
    5.25%, 09/01/20                          (b)(c)             AAA           Aaa                1,000             1,079,990
----------------------------------------------------------------------------------------------------------------------------
Nacogdoches (City of) Independent
School District; Refunding Unlimited
Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
    5.30%, 02/15/25                          (b)                AAA           Aaa                2,765             2,918,762
----------------------------------------------------------------------------------------------------------------------------
Nueces River Authority
(Corpus Christi Lake Project);
Water Supply Facilities Series 1997 RB
    5.50%, 03/01/27                          (b)(c)             AAA           Aaa                1,900             1,993,518
----------------------------------------------------------------------------------------------------------------------------
Northside Independent School District;
Unlimited Tax Series 1999 A GO
(CEP-Texas Permanent School Fund)
    5.50%, 08/15/24                          (b)                AAA           Aaa                1,000             1,078,190
----------------------------------------------------------------------------------------------------------------------------
Pasadena (City of);
Limited Tax Series 2002 GO Ctfs.
    5.25%, 04/01/32                          (b)(c)             AAA           Aaa                2,000             2,080,400
----------------------------------------------------------------------------------------------------------------------------
Pflugerville (City of)
Independent School District;
Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.50%, 08/15/23                          (b)                AAA           Aaa                1,615             1,776,484
----------------------------------------------------------------------------------------------------------------------------
Plano (City of);
Limited Tax Series 2000 GO
    5.88%, 09/01/19                          (b)                AAA           Aaa                  850               975,817
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of);
Hotel Occupancy Limited
Tax Series 2000 A GO Ctfs.
    5.75%, 02/15/21                          (b)(c)             AAA           Aaa           $    2,000     $       2,248,060
----------------------------------------------------------------------------------------------------------------------------
Richardson (City of);
Limited Tax Series 2001 GO Ctfs.
    5.00%, 02/15/19                          (b)                AA+           Aa1                1,720             1,820,500
----------------------------------------------------------------------------------------------------------------------------
Rockwall (City of) Independent
School District (School Building);
Unlimited Tax Series 2003 GO
(CEP-Texas Permanent School Fund)
    5.25%, 02/15/29                          (b)                AAA           Aaa                1,000             1,049,200
----------------------------------------------------------------------------------------------------------------------------
San Angelo (City of) Waterworks &
Sewer System;
Refunding & Improvement Series 2001 RB
    5.25%, 04/01/19                          (b)(c)             AAA           Aaa                1,000             1,085,930
----------------------------------------------------------------------------------------------------------------------------
San Antonio (City of) Independent
School District;
Unlimited Tax Series 1999 GO
(CEP-Texas Permanent School Fund)
    5.50%, 08/15/24                          (b)                AAA           Aaa                3,500             3,781,645
----------------------------------------------------------------------------------------------------------------------------
San Antonio (City of);
Limited Tax Series 2000 A GO
    5.38%, 02/01/19                          (b)                AA+           Aa2                1,185             1,300,929
----------------------------------------------------------------------------------------------------------------------------
San Antonio (City of);
Refunding Water Series 1999 RB
    5.88%, 05/15/18                          (b)                AA-           Aa3                1,000             1,134,370
----------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City
Independent School District;
Refunding Building Unlimited Tax
Series 2001 GO
(CEP-Texas Permanent School Fund)
    5.13%, 08/01/25                          (b)                 --           Aaa                1,535             1,605,610
----------------------------------------------------------------------------------------------------------------------------
Southlake (City of);
Refunding Limited Tax Series 2004 GO
    5.20%, 02/15/26                          (b)(c)             AAA           Aaa                1,000             1,050,710
----------------------------------------------------------------------------------------------------------------------------
Spring Branch (City of) Independent
School District;
Limited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.75%, 02/01/24                          (b)                AAA           Aaa                5,000             5,557,250
----------------------------------------------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land);
Unlimited Tax Series 1994 GO
    6.40%, 12/01/24                          (b)(d)              AA           Aa1                2,000             2,006,840
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of) (Water Financial
Assistance);
Unlimited Tax 1999 GO
    5.50%, 08/01/24                          (b)                 AA           Aa1           $    1,500     $       1,635,495
----------------------------------------------------------------------------------------------------------------------------
Texas (State of) Department of
Housing & Community Affairs
(Asmara Affordable Housing Inc. Project);
Multifamily Housing Series 1996 A RB
    6.30%, 01/01/07                          (b)(e)(f)          AAA           NRR                  310               339,912
----------------------------------------------------------------------------------------------------------------------------
Texas (State of) North Central Health
Facilities Development Corp.
(Texas Health Resources System);
Series 1997 B RB
    5.75%, 02/15/12                          (b)(c)             AAA           Aaa                2,000             2,216,920
----------------------------------------------------------------------------------------------------------------------------
Texas (State of) Public Property
Finance Corp. (Mental Health & Mental
Retardation); Series 1996 RB
    6.20%, 09/01/16                          (b)                BBB+           --                  700               712,852
----------------------------------------------------------------------------------------------------------------------------
Texas (State of); Refunding Water
Development Unlimited Tax Series
2001 A GO
    5.25%, 08/01/35                          (b)                 AA           Aa1                1,840             1,922,653
----------------------------------------------------------------------------------------------------------------------------
Town Center Improvement District;
Sales & Hotel Occupancy Tax
Series 2001 RB
    5.13%, 03/01/21                          (b)(c)             AAA           Aaa                2,500             2,652,850
----------------------------------------------------------------------------------------------------------------------------
Town Center Improvement District;
Sales & Hotel Occupancy Tax
Series 2001 RB
    5.13%, 03/01/23                          (b)(c)             AAA           Aaa                1,000             1,051,440
----------------------------------------------------------------------------------------------------------------------------
Town Center Improvement District;
Sales & Hotel Occupancy Tax
Series 2001 RB
    5.25%, 03/01/27                          (b)(c)             AAA           Aaa                2,800             2,926,896
----------------------------------------------------------------------------------------------------------------------------
United Independent School District;
Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.13%, 08/15/26                          (b)                AAA           Aaa                1,000             1,043,260
----------------------------------------------------------------------------------------------------------------------------
University of Texas Financing System;
Series 1999 B RB
    5.70%, 08/15/09                          (b)(e)(f)          AAA           Aaa                1,000             1,141,440
----------------------------------------------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
District; Refunding Unlimited
Tax Series 2002 GO
(CEP-Texas Permanent School Fund)
    5.25%, 08/15/26                          (b)                 --           Aaa                3,400             3,575,814
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Waxahachie (City of) Independent School
District; Refunding Unlimited Tax
Series 2002 GO
(CEP-Texas Permanent School Fund)
    5.25%, 08/15/30                          (b)                 --           Aaa           $    2,890     $       3,015,310
----------------------------------------------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
District; Refunding Unlimited Tax
Series 2002 GO
(CEP-Texas Permanent School Fund)
    5.38%, 08/15/27                          (b)                 --           Aaa                2,000             2,110,760
----------------------------------------------------------------------------------------------------------------------------
Weatherford (City of) Independent School
District; Prerefunded  Unlimited Tax
Series 1994 GO
(CEP-Texas Permanent School Fund)
    6.40%, 02/15/05                          (b)(e)(f)          NRR           Aaa                  900               911,871
----------------------------------------------------------------------------------------------------------------------------
Weatherford (City of) Independent School
District; Unrefunded  Unlimited Tax
Series 1994 GO
(CEP-Texas Permanent School Fund)
    6.40%, 02/15/12                          (b)                 --           Aaa                  100               101,267
----------------------------------------------------------------------------------------------------------------------------
West University Place (City of);
Permanent Improvement Limited Tax
Series 2000 GO
    5.30%, 02/01/18                          (b)(c)             AAA           Aaa                1,000             1,091,010
----------------------------------------------------------------------------------------------------------------------------
West University Place (City of);
Permanent Improvement Limited Tax
Series 2000 GO
    5.35%, 02/01/20                          (b)(c)             AAA           Aaa                2,150             2,320,775
----------------------------------------------------------------------------------------------------------------------------
Ysleta (City of) Independent School
District Public Facility Corp.;
Refunding Lease Series 2001 RB
    5.38%, 11/15/24                          (b)(c)             AAA           Aaa                1,300             1,375,075
============================================================================================================================
                                                                                                                 121,420,358
============================================================================================================================

UTAH--0.68%

Intermountain Power Agency;
Power Supply Series 1995 B RB
    5.00%, 07/01/16                          (b)(e)(f)          NRR           NRR                1,240             1,243,770
----------------------------------------------------------------------------------------------------------------------------
Salt Lake (County of)
(Westminster College Project);
Series 1997 RB
    5.75%, 10/01/27                          (b)                BBB            --                1,000             1,036,670
----------------------------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
Single Family Mortgage
Sub-Series 1994 C RB (CEP-FHA/VA/FMHA)
    6.05%, 07/01/06                          (b)                 --           Aa1                   25                25,676
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Utah (State of) Housing Finance Agency;
Single Family Mortgage
Sub-Series 1994 E-1 RB
    6.30%, 07/01/06                          (b)                AA-            --           $       10     $          10,289
----------------------------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
Single Family Mortgage
Sub-Series 2000 B-1 RB (CEP-FHA/VA)
    6.00%, 07/01/10                          (b)(d)             AA-           Aa3                  190               194,486
----------------------------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
Sr. Single Family Mortgage
Series 1995 G-2 RB (CEP-FHA/VA)
    6.45%, 07/01/27                          (b)(d)             AAA           Aaa                  135               138,521
----------------------------------------------------------------------------------------------------------------------------
Washington (City of);
Sales Tax Series 2003 RB
    5.00%, 11/15/23                          (b)(c)             AAA           Aaa                  915               966,725
============================================================================================================================
                                                                                                                   3,616,137
============================================================================================================================

VERMONT--0.27%

Vermont (State of) Educational & Health
Buildings Financing Agency
(Fletcher Allen Health Care);
Hospital Series 2000 A RB
    6.00%, 12/01/23                          (b)(c)             AAA           Aaa                1,000             1,139,160
----------------------------------------------------------------------------------------------------------------------------
Vermont (State of) Housing Finance
Agency; Single Family Housing
Series 1994 RB
    6.88%, 11/01/16                          (b)(d)              A+            A1                  300               303,105
============================================================================================================================
                                                                                                                   1,442,265
============================================================================================================================

VIRGINIA--1.21%

Fauquier (County of) Industrial
Development Authority;
Hospital Series 2002 IDR
    5.25%, 10/01/31                          (b)(c)              AA            --                1,000             1,039,120
----------------------------------------------------------------------------------------------------------------------------
Fauquier (County of) Industrial
Development Authority;
Hospital Series 2002 IDR
    5.50%, 10/01/17                          (b)(c)              AA            --                  500               566,490
----------------------------------------------------------------------------------------------------------------------------
Henrico (County of) Economic
Development Authority
(Virginia United Methodist Homes Inc.);
Refunding Residential Care Facilities
Series 2002 A RB
    6.50%, 06/01/22                          (b)(h)              --            --                2,000             2,077,880
----------------------------------------------------------------------------------------------------------------------------
Norton (City of) Industrial Development
Authority (Norton Community Hospital);
Refunding & Improvement Hospital
Series 2001 RB
    6.00%, 12/01/22                          (b)(c)               A            --                1,000             1,080,270
----------------------------------------------------------------------------------------------------------------------------

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Virginia (State of) Housing Development
Authority; Series 2000 D RB
    5.70%, 04/01/11                          (b)(d)             AA+           Aa1           $    1,500     $       1,632,825
============================================================================================================================
                                                                                                                   6,396,585
============================================================================================================================

WASHINGTON--1.82%

Clark (County of) (Camas School
District No. 117);
Unlimited Tax Series 1995 GO
    6.00%, 12/01/05                          (b)(e)(f)          AAA           Aaa                1,000             1,044,390
----------------------------------------------------------------------------------------------------------------------------
King (County of);
Sewer Series 1999 RB
    5.50%, 01/01/22                          (b)(c)             AAA           Aaa                1,000             1,079,370
----------------------------------------------------------------------------------------------------------------------------
Pend Oreille (County of) Public
Utility District No. 1;
Electric Series 1996 B RB
    6.30%, 01/01/17                          (b)                BBB+           A3                1,400             1,476,160
----------------------------------------------------------------------------------------------------------------------------
Pierce (County of) White River School
District No. 416;
Unlimited Tax Series 2000 GO
    5.35%, 12/01/09                          (b)                 --           Aa1                1,550             1,734,280
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Health Care
Facilities Authority (Providence
Health System Project);
Series 2001 A RB
    5.25%, 10/01/21                          (b)(c)             AAA           Aaa                2,000             2,153,340
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power
Supply System (Nuclear Project No. 1);
Refunding Series 1996 A RB
    5.75%, 07/01/12                          (b)(c)             AAA           Aaa                2,000             2,153,000
============================================================================================================================
                                                                                                                   9,640,540
============================================================================================================================

WISCONSIN--1.66%

Adams-Friendship (Cities of) School
District; Refunding Unlimited
Tax Series 1996 GO
    6.50%, 04/01/15                          (b)(c)             AAA           Aaa                1,340             1,657,768
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority (Sinai
Samaritan Medical Center Inc.);
Series 1996 RB
    5.75%, 08/15/16                          (b)(c)             AAA           Aaa                1,500             1,613,415
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority
(Sisters of the Sorrowful Mother
Ministry Corp.); Series 1997 A RB
    5.90%, 08/15/24                          (b)(c)             AAA           Aaa                2,500             2,728,775
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
Series 2000 C GO
    5.50%, 05/01/19                          (b)                AA-           Aa3                2,500             2,774,325
============================================================================================================================
                                                                                                                   8,774,283
============================================================================================================================

MBD-QTR-1

                                                                   RATINGS (a)                  PAR             MARKET
                                                                S&P         MOODY'S            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------
WYOMING--0.40%

Natrona (County of) (Wyoming Medical
Center Project);
Hospital Series 1995 RB
    6.00%, 03/15/06                          (b)(e)(f)          AAA           Aaa           $    1,000     $       1,065,050
----------------------------------------------------------------------------------------------------------------------------
Sweetwater (County of)
(Idaho Power Co. Project);
Refunding Series 1996 A PCR
    6.05%, 07/15/26                          (b)                BBB+           A3                1,000             1,057,610
============================================================================================================================
                                                                                                                   2,122,660
============================================================================================================================
Total Municipal Obligations (Cost
$485,771,889)                                                                                                    528,251,525
============================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost
$485,771,889)                                                                                              $     528,251,525
============================================================================================================================

INVESTMENT ABBREVIATIONS:

CEP     Credit Enhancement Provider
COP     Certificate of Participation
Ctfs.   Certificates
FHA     Federal Housing Administration
FMHA    Farmers Home Association
GNMA    Government National Mortgage Association
GO      General Obligation Bonds
Gtd.    Guaranteed
IDR     Industrial Development Revenue Bonds
Jr.     Junior
NRR     Not Re-Rated
PCR     Pollution Control Revenue Bonds
RB      Revenue Bonds
Sr.     Senior
Sub.    Subordinated
TAN     Tax Anticipation Notes
VA      Department of Veteran's Affairs
VRD     Variable Rate Demand
Wts.    Warrants

MBD-QTR-1

      NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations) or other highly rated collateral; this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $528,251,525, which represented 100% of the Fund's Total Investments. See Note 1A.

(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp., XL Capital Assurance Inc., Radian Asset Assurance, Inc. or ACA Financial Guaranty Corp.

(d)   Security subject to the alternative minimum tax.

(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $2,714,067, which represented 0.51% of the Fund's Total Investments. Unless otherwise indicated these securities are not considered to be illiquid.

(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(i) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $1,440,029, which represented 0.27% of the Fund's Total Investments.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is rate in effect on October 31, 2004.

      See accompanying notes which are an integral part of this schedule.

MBD-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - Significant Accounting Policies

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $10,001,821 and $26,039,842, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     44,780,336
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (2,367,483)
=========================================================================================
Net unrealized appreciation of investment securities                     $     42,412,853
=========================================================================================
Cost of investments for tax purposes is $485,838,672.

MBD-QTR-1

                              AIM REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                  Your goals.         [AIM INVESTMENTS LOGO]
                                 Our solutions.      --Registered Trademark--
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AIMinvestments.com       REA-QTR-1 10/04      A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

October 31, 2004

(Unaudited)

                                                                                                                   MARKET
                                                                            SHARES                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS,
COMMON STOCKS & OTHER EQUITY \
INTERESTS--93.22%
APARTMENTS--13.85%

American Campus Communities, Inc.               (a)                         236,600                          $       4,471,740
------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                       672,117                                 22,549,525
------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                 212,300                                 13,899,281
------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Class A                                                330,000                                 13,167,000
------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                        44,400                                  2,015,760
------------------------------------------------------------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
 Investment Trust (Canada)                                                  359,100                                  4,104,337
------------------------------------------------------------------------------------------------------------------------------
Equity Residential                                                          534,100                                 17,812,235
------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                  386,400                                 30,316,944
------------------------------------------------------------------------------------------------------------------------------
GMH Communities Trust                           (a)                         130,000                                  1,560,000
------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                        1,121,100                                 23,632,788
==============================================================================================================================
                                                                                                                  133,529,610
==============================================================================================================================

DIVERSIFIED--7.29%

AEW Real Estate Income Fund                                                  41,200                                    729,240
------------------------------------------------------------------------------------------------------------------------------
British Land Co. PLC (United Kingdom)           (b)                         103,500                                  1,418,019
------------------------------------------------------------------------------------------------------------------------------
GECINA (France)                                 (b)                          10,400                                    904,701
------------------------------------------------------------------------------------------------------------------------------
Hammerson PLC (United Kingdom)                                              191,300                                  2,576,946
------------------------------------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)           (b)                       1,249,000                                  1,854,070
------------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)           (b)                         984,000                                  2,030,613
------------------------------------------------------------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)      (b)                         110,500                                  2,426,218
------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)             (b)                         222,000                                  2,347,072
------------------------------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)                (b)                         220,000                                  2,338,533
------------------------------------------------------------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)                  (b)                       2,728,000                                  2,332,532
------------------------------------------------------------------------------------------------------------------------------
Stockland (Australia)                           (b)                         355,000                                  1,568,316
------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)        (b)                         152,000                                  1,406,907
------------------------------------------------------------------------------------------------------------------------------
Unibail (France)                                (b)                          14,400                                  1,906,946
------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                        664,300                                 44,640,960
------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust                                      56,200                                  1,767,490
==============================================================================================================================
                                                                                                                    70,248,563
==============================================================================================================================

HEALTHCARE--0.79%

Ventas, Inc.                                                                284,200                                  7,644,980
==============================================================================================================================

INDUSTRIAL PROPERTIES--10.73%

Catellus Development Corp.                                                  298,596                                  8,611,509
------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                                812,200                                 37,604,860
------------------------------------------------------------------------------------------------------------------------------
ProLogis                                                                  1,467,170                                 57,190,287
==============================================================================================================================
                                                                                                                   103,406,656
==============================================================================================================================

REA-QTR-1

                                                                                                                   MARKET
                                                                        SHARES                                      VALUE
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL/OFFICE MIXED--0.88%

Brixton PLC (United Kingdom)                                                225,400                          $       1,245,793
------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                                                           211,100                                  7,198,510
==============================================================================================================================
                                                                                                                     8,444,303
==============================================================================================================================

LODGING-RESORTS--9.08%

Equity Inns Inc.                                                            278,000                                  2,641,000
------------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)                                     338,000                                  9,592,440
------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                       1,232,400                                 24,524,760
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                             (a)                       1,523,000                                 22,159,650
------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                    254,700                                  7,314,984
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                   445,700                                 21,273,261
==============================================================================================================================
                                                                                                                    87,506,095
==============================================================================================================================

OFFICE PROPERTIES--16.65%

Alexandria Real Estate Equities, Inc.                                       291,200                                 19,233,760
------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series C, 8.38% Pfd.                   28,200                                    754,350
------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                          237,800                                  8,104,224
------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                     754,600                                 45,064,712
------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                     290,600                                  8,549,452
------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)                                        245,400                                  8,336,238
------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                    223,100                                  7,190,513
------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                         236,300                                  9,392,925
------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                      456,100                                 20,145,937
------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                       593,700                                 32,546,634
------------------------------------------------------------------------------------------------------------------------------
Sophia (France)                                 (b)                          24,613                                  1,237,438
==============================================================================================================================
                                                                                                                   160,556,183
==============================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.42%

St. Joe Co. (The)                                                           213,000                                 10,841,700
------------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co.                               (a)                         183,100                                  2,828,895
==============================================================================================================================
                                                                                                                    13,670,595
==============================================================================================================================

REGIONAL MALLS--20.25%

Borealis Retail Estate Investment Trust (Canada)(c)                         124,400                                  1,319,688
------------------------------------------------------------------------------------------------------------------------------
CFS Gandel Retail Trust (Australia)             (b)                       3,976,100                                  4,679,994
------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                           1,877,100                                 61,925,529
------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.-Wts., expiring
11/09/04                                        (c)(d)(e)                   173,160                                    131,602
------------------------------------------------------------------------------------------------------------------------------
Klepierre (France)                              (b)                          39,900                                  3,060,834
------------------------------------------------------------------------------------------------------------------------------
Liberty International PLC (United Kingdom)      (b)                         240,900                                  3,812,157
------------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                          628,500                                 37,552,875
------------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                           320,700                                 17,782,815
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                1,079,100                                 62,933,112
------------------------------------------------------------------------------------------------------------------------------
Westfield Group (Australia)                     (a)                         179,200                                  2,012,640
==============================================================================================================================
                                                                                                                   195,211,246
==============================================================================================================================

REA-QTR-1

                                                                                                                   MARKET
                                                                            SHARES                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
SELF STORAGE FACILITIES--2.14%

Extra Space Storage Inc.                                                    243,500                          $       3,374,910
------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                        147,600                                  7,712,100
------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A                                      239,500                                  9,508,150
==============================================================================================================================
                                                                                                                    20,595,160
==============================================================================================================================

SHOPPING CENTERS--7.39%

Acadia Realty Trust                                                          59,900                                    922,460
------------------------------------------------------------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)         (b)                         209,100                                  2,190,061
------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                         683,100                                 28,553,580
------------------------------------------------------------------------------------------------------------------------------
Eurocommercial Properties N.V. Dutch Ctfs.
(Netherlands)                                                                64,900                                  2,177,524
------------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                             146,500                                  6,951,425
------------------------------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Japan)                                      200                                  1,600,680
------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                         150,500                                  8,525,825
------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                       253,400                                 12,381,124
------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                                           494,700                                  7,964,670
==============================================================================================================================
                                                                                                                    71,267,349
==============================================================================================================================

SPECIALTY PROPERTIES--2.75%

American Financial Realty Trust                                             366,000                                  5,380,200
------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                              163,300                                  6,515,670
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                 404,100                                 14,664,789
==============================================================================================================================
                                                                                                                    26,560,659
==============================================================================================================================
Total Real Estate Investment Trusts, Common
Stocks & Other Equity Interests (Cost
$671,242,787)                                                                                                      898,641,399
==============================================================================================================================

==============================================================================================================================
MONEY MARKET FUNDS--6.78%

Liquid Assets Portfolio-Institutional Class     (f)                      32,680,426                                 32,680,426
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (f)                      32,680,426                                 32,680,426
==============================================================================================================================
Total Money Market Funds (Cost $65,360,852)                                                                         65,360,852
==============================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $736,603,639)                                                              $     964,002,251
==============================================================================================================================

Investment Abbreviations:

Ctfs.                   Certificates

Pfd.                    Preferred

Wts.                     Warrants

REA-QTR-1

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $37,691,935, which represented 3.91% of the Fund's Total Investments. See
      Note 1A.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at October 31, 2004 was $1,451,290, which represented 0.15% of the Fund's Total Investments. See Note 1A.

(d)   Non-income producing security acquired through a corporate action.

(e) Security considered to be illiquid. The market value of this security considered illiquid at October 31, 2004 represented 0.01% of the Fund's Total Investments.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of the this schedule.

REA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

REA-QTR-1

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

            The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. FOREIGN CURRENCY TRANSLATIONS - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

REA-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                      PROCEEDS        UNREALIZED         MARKET                      REALIZED
                               VALUE         PURCHASES       FROM         APPRECIATION        VALUE           DIVIDEND     GAIN
       FUND                   07/31/04        AT COST        SALES        (DEPRECIATION)     10/31/04         INCOME       (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets               $ 15,196,858   $ 54,722,749   $ (37,239,181)    $    --        $ 32,680,426     $    81,778  $     --
Portfolio-Institutional
Class
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime                    15,196,858     54,722,749     (37,239,181)         --          32,680,426          81,729        --
Portfolio-Institutional
Class
=================================================================================================================================
   TOTAL                    $ 30,393,716   $109,445,498   $ (74,478,362)    $    --        $ 65,360,852     $   163,507  $     --
=================================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three month ended October 31, 2004 was $157,581,668 and $68,258,930, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $ 226,744,691
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (521,327)
=============================================================================
Net unrealized appreciation of investment securities            $ 226,223,364
=============================================================================
Cost of investments for tax purposes is                         $ 737,778,887.

REA-QTR-1

                            AIM SHORT TERM BOND FUND
          Quarterly Schedule of Portfolio Holdings . October 31, 2004

                                     Your goals.        [AIM INVESTMENTS LOGO]
                                    Our solutions.     --Registered Trademark--
                               --Registered Trademark--

AIMinvestments.com      STB-QTR-1 10/04       A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

October 31, 2004

(Unaudited)

                                                                    PRINCIPAL           MARKET
                                                                     AMOUNT             VALUE
-------------------------------------------------------------------------------------------------
BONDS & NOTES--59.07%

ADVERTISING--0.62%

Interpublic Group of Cos., Inc. (The), Sr. Unsec.
     Notes, 7.88%, 10/15/05                        (a)            $ 2,000,000        $  2,086,400
=================================================================================================

AEROSPACE & DEFENSE--0.16%

Lockheed Martin Corp.-Series A, Medium Term
     Notes, 8.66%, 11/30/06                         (a)                495,000            545,535
=================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.50%

Bank of New York Institutional Capital Trust-
     Series A, Bonds, 7.78%, 12/01/26 (Acquired
     06/12/03; Cost $1,789,065)                   (a)(b)             1,500,000          1,662,960
=================================================================================================

AUTOMOBILE MANUFACTURERS--1.34%

DaimlerChrysler N.A. Holding Corp.,
     Series D, Gtd. Medium Term Notes,
     3.40%, 12/15/04                                (a)              1,425,000          1,427,166

-------------------------------------------------------------------------------------------------
     Unsec. Gtd. Global Notes, 7.40%, 01/20/05      (a)              2,000,000          2,021,740
-------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
     6.25%, 05/01/05                                (a)              1,000,000          1,016,010
=================================================================================================
                                                                                        4,464,916
=================================================================================================

BROADCASTING & CABLE TV--5.92%

Continental Cablevision, Inc., Sr. Unsec. Deb.,
     8.88%, 09/15/05                                (a)              2,000,000          2,102,000
-------------------------------------------------------------------------------------------------
     9.50%, 08/01/13                                (a)              4,900,000          5,369,910
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
     6.88%, 06/15/05                                (a)              2,735,000          2,801,843
-------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,
     6.63%, 02/15/06                                (a)              2,000,000          2,083,540
-------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B, Sr.
     Sec. Second Priority Yankee Notes,
     10.00%, 03/15/05                               (a)              2,000,000          2,065,000
-------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
     Medium Term Notes, 8.35%, 02/15/05             (a)                822,000            835,333
-------------------------------------------------------------------------------------------------
     Sr. Notes, 7.25%, 08/01/05                     (a)                575,000            594,515
-------------------------------------------------------------------------------------------------
     Sr. Unsec. Notes, 8.00%, 08/01/05              (a)              1,400,000          1,455,188
-------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes,
     7.75%, 06/15/05                                (a)              2,395,000          2,468,000
=================================================================================================
                                                                                       19,775,329
=================================================================================================
CONSUMER FINANCE--10.54%

Capital One Bank, Sr. Global Notes,
     8.25%, 06/15/05                                (a)              5,400,000          5,578,632
=================================================================================================

STB-QTR-1

                                                                       PRINCIPAL           MARKET
                                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)

Capital One Capital I, Sub. Floating
Rate Bonds,
     3.24%, 02/01/27 (Acquired 09/15/04-
     09/16/04; Cost $2,238,436)                 (a)(b)(c)(d)          $ 2,200,000        $ 2,233,769
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
     Sr. Unsec. Notes,
     7.25%, 05/01/06                            (a)                     2,000,000          2,119,540
----------------------------------------------------------------------------------------------------
     8.75%, 02/01/07                            (a)                     1,100,000          1,223,761
----------------------------------------------------------------------------------------------------
     Unsec. Notes,
     7.13%, 08/01/08                            (a)                       800,000            878,880
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
     Notes, 6.75%, 05/15/05                     (a)                     2,100,000          2,141,664
----------------------------------------------------------------------------------------------------
     Unsec. Floating Rate Global Notes,
     2.31%, 04/28/05                            (a)(d)                  4,000,000          3,999,178
----------------------------------------------------------------------------------------------------
     Unsec. Global Notes,
     6.88%, 02/01/06                            (a)                       400,000            416,696
----------------------------------------------------------------------------------------------------
     7.50%, 03/15/05                            (a)                     2,800,000          2,847,320
----------------------------------------------------------------------------------------------------
     Unsec. Notes,
     7.75%, 03/15/05                            (a)                     1,485,000          1,511,106
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
     Floating Rate Medium Term Notes,
     3.82%, 03/04/05                            (a)(d)                  3,725,000          3,743,439
----------------------------------------------------------------------------------------------------
     Global Notes,
     4.50%, 07/15/06                            (a)                     1,900,000          1,922,401
----------------------------------------------------------------------------------------------------
     7.50%, 07/15/05                            (a)                     2,800,000 (e)      2,882,992
----------------------------------------------------------------------------------------------------
     Medium Term Notes,
     5.25%, 05/16/05                            (a)                     2,900,000          2,934,017
----------------------------------------------------------------------------------------------------
     Unsec. Unsub. Global Notes,
     6.75%, 01/15/06                            (a)                       750,000            778,320
====================================================================================================
                                                                                          35,211,715
====================================================================================================

DIVERSIFIED BANKS--5.77%

AB Spintab (Sweden), Bonds, 7.50%
     (Acquired 02/12/04; Cost $2,232,040)       (a)(b)(f)               2,000,000          2,149,358
----------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
     Yankee Notes, 7.35%                        (a)(f)                    800,000            858,424
----------------------------------------------------------------------------------------------------
American Savings Bank, Notes,
     6.63%, 02/15/06 (Acquired 03/05/03;
     Cost $776,335)                             (a)(b)(c)                 700,000            726,726
----------------------------------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
     8.25%, 05/01/05                            (a)                     1,200,000          1,234,812
----------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
     Second Tier Notes, 11.50%, 04/01/10
     (Acquired 07/01/04; Cost $1,064,690)       (a)(b)(c)               1,000,000          1,038,190
----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
     Unsec. Yankee Notes, 8.88%, 06/01/05       (a)                     2,500,000          2,582,500
----------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd
     Sub. Medium Term Euro Notes,  2.15%        (f)                     1,400,000          1,386,000
----------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes,
     6.38%, 06/15/08 (Acquired 08/30/02;
     Cost $53,673)                              (a)(b)                     50,000             51,570
----------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
     8.23%, 02/01/27                            (a)                       650,000            734,084
----------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL             MARKET
                                                                                                AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
Golden State Bancorp. Inc., Sub. Deb.,
     10.00%, 10/01/06                                                    (a)                 $   900,000          $  1,015,344
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
     Notes, 7.80%, 06/15/10                                              (a)                   6,250,000             6,479,375
------------------------------------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
     Tier Notes, 11.75%, 03/01/10
     (Acquired 07/01/04; Cost $1,058,900)                                (b)(c)                1,000,000             1,030,000
==============================================================================================================================
                                                                                                                    19,286,383
==============================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.42%
JPMorgan Chase Bank, Sub. Notes,
     7.00%, 06/01/05                                                     (a)                   1,371,000             1,406,715
==============================================================================================================================

ELECTRIC UTILITIES--4.34%
AmerenEnergy Generating Co.-Series C, Sr.
     Unsec. Global Notes, 7.75%, 11/01/05                                (a)                   1,430,000             1,503,588
------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
     Deb., 7.75%, 06/01/26                                               (a)                   2,000,000             2,184,407
------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
     Term Yankee Notes, 6.52%, 02/23/06                                  (a)                   1,150,000             1,203,314
------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
     Notes, 7.13%, 12/15/05                                              (a)                   1,740,000             1,822,754
------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
     Unsec. Notes, 7.63%, 10/01/05                                       (a)                     756,097               788,943
------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
     Floating Rate Notes, 2.72%, 04/03/06                                (d)                   1,719,000             1,721,324
------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
     Global Bonds, 7.88%, 05/01/07                                       (a)                   1,200,000             1,321,260
------------------------------------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
     (United Kingdom), Unsec. Unsub. Notes,
     6.75%, 12/15/04 (Acquired 01/08/04;
     Cost $2,077,500)                                                    (a)(b)(c)             2,000,000             2,006,744
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
     Notes, 5.50%, 12/01/08                                              (a)                     250,000               266,915
------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
     Series B, Sr. Unsec. Gtd. Unsub. Global Notes,
      6.50%, 02/25/08                                                    (a)                   1,600,000             1,675,559
==============================================================================================================================
                                                                                                                    14,494,808
==============================================================================================================================

FOOD RETAIL--0.36%
Safeway Inc., Sr. Unsec. Notes,
     2.50%, 11/01/05                                                     (a)                   1,200,000             1,198,164
==============================================================================================================================

GAS UTILITIES--2.21%
CenterPoint Energy Resources Corp.,
     Unsec. Deb., 6.50%, 02/01/08                                        (a)                   1,500,000             1,625,340
------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes,
     6.80%, 11/28/05                                                     (a)                   2,000,000             2,084,060
------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
     Unsec. Notes, 8.00%, 03/15/05                                       (a)                     605,000               617,427
------------------------------------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                                AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--(CONTINUED)
NiSource Capital Markets, Inc., Medium Term
     Notes, 7.68%, 04/15/05                                              (a)                 $ 3,000,000          $  3,065,460
==============================================================================================================================
                                                                                                                     7,392,287
==============================================================================================================================
HEALTH CARE FACILITIES--1.13%
HCA Inc.,
     Notes, 7.00%, 07/01/07                                              (a)                   1,000,000             1,066,740
------------------------------------------------------------------------------------------------------------------------------
     Sr. Sub. Notes,
     6.91%, 06/15/05                                                     (a)                   2,650,000             2,709,095
==============================================================================================================================
                                                                                                                     3,775,835
==============================================================================================================================

HOMEBUILDING--2.84%
D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
     7.50%, 12/01/07                                                     (a)                   1,415,000             1,552,962
------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
     Notes, 9.95%, 05/01/10                                              (a)                   3,350,000             3,637,798
------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes,
     7.30%, 10/24/05                                                     (a)                   1,500,000             1,554,765
------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
     Notes, 9.75%, 09/01/10                                              (a)                   2,500,000             2,740,500
==============================================================================================================================
                                                                                                                     9,486,025
==============================================================================================================================

INDUSTRIAL CONGLOMERATES--1.47%
Tyco International Group S.A. (Luxembourg),
     Unsec. Unsub. Gtd. Yankee Notes,
     6.38%, 06/15/05                                                     (a)                   2,950,000             3,015,519
------------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
     06/30/06 (Acquired 10/08/03;
     Cost $1,981,473)                                                    (a)(b)(c)             1,750,000             1,887,235
==============================================================================================================================
                                                                                                                     4,902,754
==============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.74%
Carolina Telephone & Telegraph Co., Deb.,
     7.25%, 12/15/04                                                     (a)                   1,000,000             1,005,076
------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Global Notes,
     7.90%, 03/15/05                                                     (a)                   2,790,000             2,847,865
------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
     7.50%, 06/01/07                                                     (a)                   1,300,000             1,425,265
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
     6.36%, 04/15/06                                                     (a)                     500,000               524,060
==============================================================================================================================
                                                                                                                     5,802,266
==============================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.12%
Goldman Sachs Group, L.P., Unsec. Notes,
     7.25%, 10/01/05 (Acquired 03/18/03;
     Cost $2,008,062)                                                    (a)(b)                1,800,000             1,876,734
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.,
     Sr. Sub. Deb., 11.63%, 05/15/05                                     (a)                     125,000               130,520
------------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Sub. Notes, 7.63%, 06/01/06                              (a)                     700,000               748,636
------------------------------------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                               AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Merrill Lynch & Co., Inc.-Series B, Medium
     Term Notes,
     4.54%, 03/08/05                                                     (a)                 $   250,000          $    252,205
------------------------------------------------------------------------------------------------------------------------------
     7.08%, 10/03/05                                                     (a)                     690,000               718,531
==============================================================================================================================
                                                                                                                     3,726,626
==============================================================================================================================

LIFE & HEALTH INSURANCE--0.77%
ReliaStar Financial Corp., Unsec. Notes,
     8.00%, 10/30/06                                                     (a)                   2,340,000             2,561,879
==============================================================================================================================

Movies & ENTERTAINMENT--0.23%
Walt Disney Co. (The), Global Notes,
     7.30%, 02/08/05                                                     (a)                     750,000               759,795
==============================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.12%
Dominion Resources, Inc.-Series B, Sr. Unsec.
     Unsub. Global Notes, 7.63%, 07/15/05                                (a)                     400,000               414,336
==============================================================================================================================

MUNICIPALITIES--0.91%
Phoenix (City of), Arizona Civic Improvement
     Corp.; Taxable Rental Car Facility Series
     2004 RB, 3.69%, 07/01/07                                            (a)(g)                1,500,000             1,516,875
------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable
     Pension Funding Series 2004 C-1 RB,
     0.27%, 07/10/30                                                     (a)(g)(h)             1,600,000             1,518,000
==============================================================================================================================
                                                                                                                     3,034,875
==============================================================================================================================

OIL & GAS DRILLING--0.63%
R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
     6.75%, 04/15/05                                                     (a)                   2,070,000             2,108,937
==============================================================================================================================

OIL & GAS EXPLORATION & Production--0.95%
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
     5.38%, 04/15/05                                                     (a)                   1,630,000             1,647,685
------------------------------------------------------------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec.
     Notes, 8.88%, 04/15/05                                              (a)                   1,500,000             1,542,030
==============================================================================================================================
                                                                                                                     3,189,715
==============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.67%
CIT Group Inc., Sr. Unsec. Unsub. Global Notes,
     7.63%, 08/16/05                                                     (a)                   1,000,000             1,039,390
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium
     Term Global Notes, 2.85%, 01/30/06                                  (a)                     430,000               431,759
------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
     Sr. Unsec. Global Notes, 8.02%, 05/15/07                            (a)                   2,933,333             3,117,723
------------------------------------------------------------------------------------------------------------------------------
Series 1999-2, Class A1, Global Bonds,
     9.69%, 08/15/09                                                     (a)                   1,350,000             1,553,850
------------------------------------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                                AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
     (Acquired 03/23/04; Cost $2,799,005)                                (a)(b)(c)           $ 2,761,286          $  2,760,193
==============================================================================================================================
                                                                                                                     8,902,915
==============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.61%
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
     5.15%, 08/15/33 (Acquired 03/23/04;
     Cost $2,099,800)                                                    (a)(b)(c)             2,000,000             2,042,920
==============================================================================================================================

PUBLISHING--0.30%
News America Holdings, Sr. Gtd. Notes,
     8.50%, 02/15/05                                                     (a)                   1,000,000             1,015,820
==============================================================================================================================

REAL ESTATE--1.13%
Developers Diversified Realty Corp., Sr.
     Medium Term Notes, 6.84%, 12/16/04                                  (a)                     435,000               437,131
------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
     6.70%, 02/23/05                                                     (a)                     100,000               101,261
------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc.,
     Medium Term Notes, 8.00%, 07/19/05                                  (a)                   2,430,000             2,517,966
------------------------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Notes, 6.88%, 02/01/05                                (a)                     700,000               707,469
==============================================================================================================================
                                                                                                                     3,763,827
==============================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.31%
Southern Investments UK PLC (United
     Kingdom), Sr. Unsec. Unsub. Yankee
     Notes, 6.80%, 12/01/06                                              (a)                   1,000,000             1,051,650
==============================================================================================================================

REGIONAL BANKS--2.62%
Cullen/Frost Capital Trust I, Unsec. Sub.
     Floating Rate Notes, 3.34%, 03/01/34                                (a)(d)                1,500,000             1,557,516
------------------------------------------------------------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes,
     6.75%, 12/15/05                                                     (a)                   1,000,000             1,042,450
------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands),
     Sec. Sub. Floating Rate Euro Notes, 2.87%                           (a)(f)(i)             6,250,000             6,150,556
==============================================================================================================================
                                                                                                                     8,750,522
==============================================================================================================================

RESTAURANTS--0.87%
McDonald's Corp., Unsec. Deb.,
     7.05%, 11/15/25                                                     (a)                   2,700,000             2,890,782
==============================================================================================================================

SOVEREIGN DEBT--1.87%
Export-Import Bank of Korea (The) (South
     Korea), Unsec. Global Notes,
     6.50%, 11/15/06                                                     (a)                   2,000,000             2,115,680
------------------------------------------------------------------------------------------------------------------------------
Japan Bank for International Cooperation
     (Japan), Unsec. Gtd. Euro Bonds,
     6.50%, 10/06/05                                                     (a)                      75,000                77,708
------------------------------------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                                AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT--(CONTINUED)
Russian Federation (Russia),
     Unsec. Unsub. Bonds, 8.75%, 07/24/05
     (Acquired 09/10/04; Cost $524,750)                                  (a)(b)              $   500,000          $    519,900
------------------------------------------------------------------------------------------------------------------------------
     Unsec. Unsub. Euro Bonds-REGS,
     8.75%, 07/24/05 (Acquired 05/14/04;
     Cost $2,113,000)                                                    (a)(b)                2,000,000             2,080,738
------------------------------------------------------------------------------------------------------------------------------
     10.00%, 06/26/07 (Acquired 05/14/04-
     05/18/04; Cost $1,440,281)                                          (a)(b)                1,275,000             1,462,368
==============================================================================================================================
                                                                                                                     6,256,394
==============================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.78%
Washington Mutual Finance Corp., Sr. Unsec.
     Notes, 8.25%, 06/15/05                                              (a)                   2,500,000             2,589,125
==============================================================================================================================

TOBACCO--0.77%
Altria Group, Inc.,
     Unsec. Global Notes, 7.00%, 07/15/05                                (a)                   1,000,000             1,026,818
------------------------------------------------------------------------------------------------------------------------------
     Unsec. Notes, 6.38%, 02/01/06                                       (a)                   1,500,000             1,546,440
==============================================================================================================================
                                                                                                                     2,573,258
==============================================================================================================================

TRUCKING--1.03%
Hertz Corp. (The), Sr. Global Notes,
     8.25%, 06/01/05                                                     (a)                     700,000               721,686
------------------------------------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Sec. Gtd. Global Notes,
     8.25%, 12/01/08                                                     (a)                   2,400,000             2,712,984
==============================================================================================================================
                                                                                                                     3,434,670
==============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.02%
AT&T Wireless Services Inc., Unsec. Unsub.
     Global Notes, 6.88%, 04/18/05                                       (a)                   1,000,000             1,018,980
------------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global
     Notes, 10.63%, 07/15/10                                             (a)                   4,145,000             4,601,945
------------------------------------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
     Notes, 10.38%, 01/15/11                                             (a)                   1,000,000             1,140,210
==============================================================================================================================
                                                                                                                     6,761,135
==============================================================================================================================
               Total Bonds & Notes (Cost $198,457,268)                                                             197,321,273
==============================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--31.11%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--6.23%
Pass Through Ctfs.,
     8.00%, 11/20/12                                                     (a)                   1,066,818             1,134,383
------------------------------------------------------------------------------------------------------------------------------
     9.00%, 05/01/15                                                     (a)                     732,637               795,396
------------------------------------------------------------------------------------------------------------------------------
     7.50%, 06/01/16 to 09/01/29                                         (a)                   2,248,066             2,393,943
------------------------------------------------------------------------------------------------------------------------------
     7.00%, 12/01/16 to 10/01/34                                         (a)                   5,219,378             5,563,865
------------------------------------------------------------------------------------------------------------------------------
     6.00%, 02/01/17 to 03/01/23                                         (a)                   6,082,041             6,330,680
------------------------------------------------------------------------------------------------------------------------------

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                               AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--(CONTINUED)
Pass Through Ctfs.,
     8.50%, 02/01/19 to 08/17/26                                         (a)                 $ 4,148,353          $  4,589,049
==============================================================================================================================
                                                                                                                    20,807,316
==============================================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--14.26%
Pass Through Ctfs.,
     7.50%, 02/01/15 to 07/01/34                                         (a)                   7,128,405             7,634,071
------------------------------------------------------------------------------------------------------------------------------
     7.00%, 04/01/15 to 12/01/33                                         (a)                  17,932,249            19,079,362
------------------------------------------------------------------------------------------------------------------------------
     8.50%, 09/01/15 to 07/01/30                                         (a)                   2,025,019             2,216,345
------------------------------------------------------------------------------------------------------------------------------
     6.50%, 11/01/16 to 07/01/31                                         (a)                   7,124,369             7,555,647
------------------------------------------------------------------------------------------------------------------------------
     8.00%, 09/01/17 to 08/01/32                                         (a)                   8,135,927             8,835,307
------------------------------------------------------------------------------------------------------------------------------
     9.00%, 02/01/21 to 01/01/30                                         (a)                     665,774               746,733
------------------------------------------------------------------------------------------------------------------------------
     10.00%, 05/01/26                                                    (a)                   1,357,531             1,578,660
==============================================================================================================================
                                                                                                                    47,646,125
==============================================================================================================================
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--10.62%
Pass Through Ctfs.,
     6.50%, 10/15/13 to 02/15/34                                         (a)                  11,113,740            11,807,632
------------------------------------------------------------------------------------------------------------------------------
     7.00%, 05/15/17 to 06/15/32                                         (a)                   8,250,748             8,828,087
------------------------------------------------------------------------------------------------------------------------------
     6.00%, 06/15/18 to 07/15/33                                         (a)                   6,895,692             7,212,771
------------------------------------------------------------------------------------------------------------------------------
     7.75%, 09/15/19 to 02/15/21                                         (a)                     928,604             1,017,350
------------------------------------------------------------------------------------------------------------------------------
     7.50%, 06/15/23 to 07/15/32                                         (a)                   4,997,529             5,411,210
------------------------------------------------------------------------------------------------------------------------------
     8.50%, 07/20/27                                                     (a)                     498,190               544,821
------------------------------------------------------------------------------------------------------------------------------
     8.00%, 10/15/30                                                     (a)                     592,883               648,327
==============================================================================================================================
                                                                                                                    35,470,198
==============================================================================================================================
               Total U.S. Mortgage-Backed Securities
                         (Cost $101,225,890)                                                                       103,923,639
==============================================================================================================================
ASSET-BACKED SECURITIES--3.60%
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--0.73%
Pacific Coast CDO Ltd. (Cayman Islands)-Series
     1A, Class A, Floating Rate Bond, 2.09%,
     10/25/36 (Acquired 03/24/04-05/26/04;
     Cost $2,441,619)                                                    (b)(c)(d)             2,465,244             2,440,592
==============================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.89%
Citicorp Lease-Series 1999-1, Class A1, Pass
     Through Ctfs., 7.22%, 06/15/05 (Acquired
     10/03/02-07/15/04; Cost $4,970,369)                                 (a)(b)                4,662,185             4,791,060
------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Pass Through Trust (Cayman
     Islands)-Series 2000-1, Pass Through Ctfs.,
     8.25%, 02/15/05 (Acquired 09/22/03-
     11/12/03; Cost $1,604,630)                                          (a)(b)(c)             1,500,000             1,520,386
==============================================================================================================================
                                                                                                                     6,311,446
==============================================================================================================================

STB-QTR-1

                                                                                              PRINCIPAL              MARKET
                                                                                               AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.98%
Sovereign Bank-Class A-1, Pass Through Ctfs.,
     10.20%, 06/30/05 (Acquired 09/22/04;
     Cost $3,309,127)                                                    (a)(b)(c)           $ 3,140,333          $  3,273,516
==============================================================================================================================
                   Total Asset-Backed Securities
                         (Cost $12,047,269)                                                                         12,025,554
==============================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--0.61%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.61%
Unsec. Floating Rate Global Notes,
     4.13%, 02/17/09 (Cost $2,000,000)                                   (a)(j)                2,000,000             2,038,380
==============================================================================================================================
U.S. TREASURY NOTES--1.49%
     2.50%, 09/30/06 (Cost $4,987,527)                                   (a)                   5,000,000             4,995,312
==============================================================================================================================
                                                                                                SHARES
PREFERRED STOCKS--3.74%
INTEGRATED OIL & Gas--1.02%
Shell Frontier Oil & Gas Inc.,
     Series A, 2.38% Floating Rate Pfd.                                  (d)                          24             2,400,000
------------------------------------------------------------------------------------------------------------------------------
     Series C, 2.38% Floating Rate Pfd.                                  (d)                          10             1,000,000
==============================================================================================================================
                                                                                                                     3,400,000
==============================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.29%
ABN AMRO XVIII Custodial Receipts-Series
     MM18, 2.79% Floating Rate Pfd. (Acquired
     09/10/04-09/13/04; Cost $1,599,990)                                 (b)(c)(k)                    16             1,600,000
------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17%
     Floating Rate Pfd. (Acquired 03/17/04-
     09/28/04; Cost $2,673,536)                                          (b)(c)(d)                 2,750             2,714,250
==============================================================================================================================
                                                                                                                     4,314,250
==============================================================================================================================
THRIFTS & Mortgage Finance--1.43%
Fannie Mae
     Series J, 3.78% Pfd.                                                (a)                      47,500             2,386,875
------------------------------------------------------------------------------------------------------------------------------
     Series K, 3.00% Pfd.                                                (a)                      47,500             2,401,719
==============================================================================================================================
                                                                                                                     4,788,594
==============================================================================================================================
                   Total Preferred Stocks
                     (Cost $12,454,401)                                                                             12,502,844
==============================================================================================================================
MONEY MARKET FUNDS--0.38%
Liquid Assets Portfolio-Institutional Class                              (l)                     627,338               627,338
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                 (l)                     627,338               627,338
==============================================================================================================================
                   Total Money Market Funds
                         (Cost $1,254,676)                                                                           1,254,676
==============================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $332,427,031)                                                                   $334,061,678
==============================================================================================================================

STB-QTR-1

Investment Abbreviations:
Ctfs. - Certificates
Deb.  - Debentures
Gtd.  - Guaranteed
Pfd.  - Preferred
RB    - Revenue Bonds
REGS  - Regulation S
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $318,514,836, which represented 95.35% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $39,869,209, which represented 11.93% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $25,274,521, which represented 7.57% of the Fund's Total Investments.

(d) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2004.

(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.

(f)   Perpetual bond with no specified maturity date.

(g) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or MBIA Insurance Corp.

STB-QTR-1

(h) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on October 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.

(i) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2004.

(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2004.

(k) Interest rate is redetermined annually. Rate shown is the rate in effect on October 31, 2004.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

STB-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

STB-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                         UNREALIZED         MARKET
                            VALUE      PURCHASES AT    PROCEEDS FROM      APPRECIATION         VALUE         DIVIDEND     REALIZED
      FUND                 07/31/04       COST             SALES         (DEPRECIATION)      10/31/04         INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                      $ 43,711   $  23,109,164    $  (22,525,537)   $        --        $    627,338    $    7,405   $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                        43,711      23,109,164       (22,525,537)            --             627,338         7,376         --
====================================================================================================================================
     Total                 $ 87,422   $  46,218,328    $  (45,051,074)   $        --        $  1,254,676    $   14,781   $     --
====================================================================================================================================

STB-QTR-1

NOTE 3 - FUTURES CONTRACTS

On October 31, 2004, $200,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                            OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                         NO. OF           MONTH/             MARKET           UNREALIZED
CONTRACT               CONTRACTS        COMMITMENT           VALUE           APPRECIATION
-----------------------------------------------------------------------------------------
U.S. Treasury
2 Year Notes              178           Dec-04/Long        $37,694,281           $83,063
=========================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004, was $98,186,729 and $80,865,328, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                          $    3,327,302
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                            (1,692,877)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                $    1,634,425
==================================================================================================

Cost of investments for tax purposes is $332,427,253.

STB-QTR-1

                           AIM TOTAL RETURN BOND FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2004

                                      You goals.        [AIM INVESTMENTS LOGO]
                                    Our solutions.      --Registered Trademark--
                                --Registered Trademark--

AIMinvestments.com            TRB-QTR-1 10/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2004
(Unaudited)

                                                                                   PRINCIPAL                    MARKET
                                                                                    AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--53.54%
ADVERTISING--0.20%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes,
7.88%, 10/15/05                                                (a)              $       250,000            $         260,800
============================================================================================================================
AEROSPACE & DEFENSE--0.19%
Lockheed Martin Corp.-Series A, Medium Term Notes, 8.66%,
11/30/06                                                       (a)                      225,000                      247,970
============================================================================================================================
ASSET MANAGEMENT & CUSTODY BANKS--0.17%
Bank of New York Institutional Capital Trust-Series A,
Bonds, 7.78%, 12/01/26 (Acquired 06/12/03; Cost $238,542)      (a)(b)                   200,000                      221,728
============================================================================================================================
AUTOMOBILE MANUFACTURERS--1.44%
DaimlerChrysler N.A. Holding Corp.,
   Unsec. Gtd. Global  Notes, 7.40%, 01/20/05                  (a)                      500,000                      505,435
----------------------------------------------------------------------------------------------------------------------------
   Series D, Gtd. Medium Term Notes, 3.40%, 12/15/04           (a)                      700,000                      701,064
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes, 6.25%, 05/01/05     (a)                      700,000                      711,207
============================================================================================================================
                                                                                                                   1,917,706
============================================================================================================================
BROADCASTING & CABLE TV--4.79%
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                 (a)                      200,000                      264,336
----------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb.,
   8.88%, 09/15/05                                             (a)                      500,000                      525,500
----------------------------------------------------------------------------------------------------------------------------
   9.50%, 08/01/13                                             (a)                    1,000,000                    1,095,900
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%, 06/15/05        (a)                      100,000                      102,444
----------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06            (a)                      125,000                      130,221
----------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Notes, 8.38%,
11/01/05                                                       (a)                      500,000                      529,565
----------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B, Sr. Sec. Second
Priority Yankee Notes, 10.00%, 03/15/05                        (a)                      300,000                      309,750
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
   Medium Term Notes, 8.35%, 02/15/05                          (a)                      350,000                      355,677
----------------------------------------------------------------------------------------------------------------------------
   Sr. Notes, 7.25%, 08/01/05                                  (a)                      600,000                      620,364
----------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 8.00%, 08/01/05                           (a)                    1,000,000                    1,039,420
----------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc.,
   Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24                       (a)                      200,000                      230,953
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Deb., 9.15%, 02/01/23                                (a)                      350,000                      460,211
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.75%, 06/15/05                               (a)                      700,000                      721,336
============================================================================================================================
                                                                                                                   6,385,677
============================================================================================================================

                                                                                   PRINCIPAL                     MARKET
                                                                                    AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--7.67%
Associates Corp. of North America, Sr. Global Deb., 6.95%,
11/01/18                                                     (a)                $       100,000            $         118,115
----------------------------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%, 06/15/05          (a)                        750,000                      774,810
----------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds, 3.24%,
02/01/27 (Acquired 09/15/04-09/16/04; Cost $1,068,207)       (a)(b)(c)(d)             1,050,000                    1,066,117
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
   Sr. Unsec. Notes, 7.25%, 05/01/06                         (a)                        525,000                      556,379
----------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 8.75%, 02/01/07                         (a)                        350,000                      389,378
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.13%, 08/01/08                             (a)                        175,000                      192,255
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
   Notes, 6.75%, 05/15/05                                    (a)                        415,000                      423,234
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Floating Rate Global Notes, 2.31%, 04/28/05        (a)(c)                   1,000,000                      999,795
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Global Notes,
      6.50%, 01/25/07                                        (a)                        150,000                      157,779
----------------------------------------------------------------------------------------------------------------------------
      6.88%, 02/01/06                                        (a)                        300,000                      312,522
----------------------------------------------------------------------------------------------------------------------------
      7.50%, 03/15/05                                        (a)                        900,000                      915,210
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
   Unsec. Notes, 7.75%, 03/15/05                             (a)                        500,000                      508,790
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes,
      3.02%, 05/19/05                                        (a)(c)                     300,000                      301,371
----------------------------------------------------------------------------------------------------------------------------
      3.82%, 03/04/05                                        (a)(c)                   1,600,000                    1,607,920
----------------------------------------------------------------------------------------------------------------------------
   Global Notes,
      4.50%, 07/15/06                                        (a)                        425,000                      430,011
----------------------------------------------------------------------------------------------------------------------------
      7.50%, 07/15/05                                        (a)                        150,000                      154,446
----------------------------------------------------------------------------------------------------------------------------
   Medium Term Notes,
      4.15%, 02/07/05                                        (a)                        180,000                      180,673
----------------------------------------------------------------------------------------------------------------------------
      5.25%, 05/16/05                                        (a)                        775,000                      784,091
----------------------------------------------------------------------------------------------------------------------------
      6.60%, 11/22/04                                        (a)                         60,000                       60,119
----------------------------------------------------------------------------------------------------------------------------
      6.75%, 11/04/04                                        (a)                         30,000                       30,011
----------------------------------------------------------------------------------------------------------------------------
   Notes, 5.65%, 11/15/04                                    (a)                         50,000                       50,052
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes, 6.75%, 01/15/06               (a)(e)                     200,000                      207,552
============================================================================================================================
                                                                                                                  10,220,630
============================================================================================================================
DIVERSIFIED BANKS--4.48%
AB Spintab (Sweden), Bonds, 7.50%  (Acquired 02/12/04;
Cost $133,922)                                               (a)(b)(f)                  120,000                      128,961
----------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee Notes,
7.35%                                                        (a)(f)                     100,000                      107,303
----------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired
03/05/03; Cost $83,179)                                      (a)(b)(d)                   75,000                       77,863
----------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico),
Notes, 3.88%, 01/21/09 (Acquired 02/25/04; Cost $98,375)     (a)(b)(d)                  100,000                       97,355
----------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes, 7.13%, 03/01/09        (a)                        125,000                      142,047
----------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Notes,
2.45%, 06/08/28                                              (a)(c)                     250,000                      244,290
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%
(Acquired 11/05/03; Cost $209,209)                           (a)(b)(f)                  170,000                      208,697
----------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $379,629)                           (a)(b)(d)                  300,000                      355,731
----------------------------------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second Tier Notes,
11.50%, 04/01/10 (Acquired 07/01/04; Cost $479,111)          (a)(b)(d)                  450,000                      467,185
----------------------------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL                    MARKET
                                                                                     AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
Corporacion Andina de Fomento (Venezuela),
   Unsec. Global Notes, 6.88%, 03/15/12                       (a)               $       600,000            $         678,498
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Yankee Notes, 8.88%, 06/01/05                       (a)                       500,000                      516,500
----------------------------------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd.Sub. Medium
Term Euro Notes,  2.15%                                       (f)(g)                    300,000                      297,000
----------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark),
   First Tier Bonds, 5.91%  (Acquired 06/07/04; Cost
$200,000)                                                     (a)(b)(f)                 200,000                      212,446
----------------------------------------------------------------------------------------------------------------------------
   Sub. Notes,  6.38%, 06/15/08 (Acquired 08/30/02; Cost
$107,346)                                                     (a)(b)                    100,000                      103,141
----------------------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes, 8.23%, 02/01/27     (a)                       160,000                      180,698
----------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06       (a)                       250,000                      282,040
----------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd. Bonds,
4.61% (Acquired 11/05/03; Cost $74,602)                       (a)(b)(f)                  80,000                       77,110
----------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub.
Floating Rate Euro Notes, 2.19%                               (a)(f)(g)                 300,000                      264,701
----------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro Deb.,
2.13%, 08/29/87                                               (g)                        70,000                       59,500
----------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-Series B,
Unsec. Sub. Floating Rate Euro Notes, 2.13%                   (a)(f)(g)                 100,000                       87,194
----------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan,
   Unsec. Putable Sub. Deb., 8.25%, 11/01/04                  (a)                       160,000                      210,722
----------------------------------------------------------------------------------------------------------------------------
   RBS Capital Trust I, Bonds, 4.71%                          (a)(f)                     75,000                       72,265
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%,
10/15/07                                                      (a)                       325,000                      325,608
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global Notes, 7.80%,
06/15/10                                                      (a)                       300,000                      311,010
----------------------------------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second Tier Notes,
11.75%, 03/01/10 (Acquired 07/01/04; Cost $476,505)           (b)(d)                    450,000                      463,500
============================================================================================================================
                                                                                                                   5,971,365
============================================================================================================================
DIVERSIFIED CAPITAL MARKETS--0.60%
JPMorgan Chase Bank, Sub. Notes, 7.00%, 06/01/05              (a)                       250,000                      256,512
----------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%       (a)(f)                    450,000                      547,956
============================================================================================================================
                                                                                                                     804,468
============================================================================================================================
DIVERSIFIED COMMERCIAL SERVICES--0.41%
Erac USA Finance Co., Notes, 6.63%, 02/15/05 (Acquired
07/21/04; Cost $547,487)                                      (a)(b)(d)                 535,000                      540,810
============================================================================================================================
ELECTRIC UTILITIES--1.94%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global
Notes, 7.75%, 11/01/05                                        (a)                        50,000                       52,573
----------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series 96A, Unsec.
Deb.,  7.75%, 06/01/26                                        (a)(h)                    250,000                      273,051
----------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%,
12/15/05                                                      (a)                       650,000                      680,914
----------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Floating Rate
Notes, 2.72%, 04/03/06                                        (a)(c)                    172,000                      172,233
----------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage Global Bonds,        (a)
7.88%, 05/01/07                                                                         350,000                      385,367
----------------------------------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd. (United Kingdom),
Unsec. Unsub. Notes, 6.75%, 12/15/04 (Acquired
01/08/04-08/10/04; Cost $511,950)                             (a)(b)(d)                 500,000                      501,686
----------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B, Sr.
Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08              (a)                       500,000                      523,612
============================================================================================================================
                                                                                                                   2,589,436
============================================================================================================================

                                                                                    PRINCIPAL                    MARKET
                                                                                     AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.09%
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05               (a)               $       125,000            $         124,809
============================================================================================================================
FOREST PRODUCTS--0.64%
Weyerhaeuser Co., Unsec. Unsub. Global Notes,  5.50%,
03/15/05                                                      (a)                       850,000                      859,409
============================================================================================================================
GAS UTILITIES--1.09%
CenterPoint Energy Resources Corp., Unsec. Deb., 6.50%,
02/01/08                                                      (a)                       250,000                      270,890
----------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05        (a)                       250,000                      260,507
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes,
8.00%, 03/15/05                                               (a)                       400,000                      408,216
----------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term Notes, 7.68%,
04/15/05                                                      (a)                       500,000                      510,910
============================================================================================================================
                                                                                                                   1,450,523
============================================================================================================================
HEALTH CARE FACILITIES--0.78%
HCA, Inc.,
   Notes, 7.00%, 07/01/07                                     (a)                       300,000                      320,022
----------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 6.91%, 06/15/05                            (a)                       700,000                      715,610
============================================================================================================================
                                                                                                                   1,035,632
============================================================================================================================
HOMEBUILDING--1.31%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11          (a)                       300,000                      343,500
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes,
9.95%, 05/01/10                                               (a)                       400,000                      434,364
----------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05         (a)                       200,000                      207,302
----------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%,
09/01/10                                                      (a)                       400,000                      438,480
----------------------------------------------------------------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Global Notes, 9.38%,
07/15/09                                                      (a)                       300,000                      326,250
============================================================================================================================
                                                                                                                   1,749,896
============================================================================================================================
HOUSEWARES & SPECIALTIES--0.53%
American Greetings Corp., Unsec. Putable Notes, 6.10%,
08/01/08                                                      (a)                       650,000                      700,862
============================================================================================================================
INDUSTRIAL CONGLOMERATES--0.39%
Tyco International Group S.A. (Luxembourg), Unsec. Unsub.
Gtd. Yankee Notes, 6.38%, 06/15/05                            (a)                       400,000                      408,884
----------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp. Sr. Notes, 7.88%, 06/30/06 (Acquired
10/08/03; Cost $113,227)                                      (a)(b)(d)                 100,000                      107,842
============================================================================================================================
                                                                                                                     516,726
============================================================================================================================
INTEGRATED OIL & GAS--0.87%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33             (a)                       400,000                      441,052
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                  (a)                       100,000                      108,961
----------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%, 08/15/28        (a)                       500,000                      578,625
----------------------------------------------------------------------------------------------------------------------------
Repsol International Finance B.V. (Netherlands), Unsec.
Gtd. Global Notes, 7.45%, 07/15/05                            (a)                        30,000                       31,020
============================================================================================================================
                                                                                                                   1,159,658
============================================================================================================================

                                                                                   PRINCIPAL                    MARKET
                                                                                     AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--4.47%
Carolina Telephone & Telegraph Co., Deb., 7.25%, 12/15/04     (a)               $     1,225,000            $       1,231,218
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V. (Netherlands),
Unsec. Unsub. Gtd. Global Bonds, 7.75%, 06/15/05              (a)                       810,000                      839,063
----------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec. Global Notes,
9.25%, 03/01/31                                               (a)                       175,000                      237,666
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.,
   Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06              (a)                       250,000                      262,402
----------------------------------------------------------------------------------------------------------------------------
   Unsec. Gtd. Global Notes, 7.90%, 03/15/05                  (a)                     2,190,000                    2,235,421
----------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22                           (a)                        75,000                       99,420
----------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07                                            (a)                       400,000                      438,543
----------------------------------------------------------------------------------------------------------------------------
   8.00%, 06/01/11                                            (a)                        75,000                       88,352
----------------------------------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec. Deb.,  6.75%
05/15/27                                                      (a)(h)                    100,000                      104,508
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
   6.94%, 04/15/28                                            (a)                        50,000                       55,390
----------------------------------------------------------------------------------------------------------------------------
   8.75%, 11/01/21                                            (a)                       125,000                      158,598
----------------------------------------------------------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec. Global Deb.,
6.88%, 04/01/12                                               (a)                       100,000                      113,217
----------------------------------------------------------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec. Global Deb.,
4.63%, 03/15/13                                               (a)                       100,000                       98,756
============================================================================================================================
                                                                                                                   5,962,554
============================================================================================================================
INVESTMENT BANKING & BROKERAGE--0.62%
Goldman Sachs Group, L.P., Unsec. Notes, 7.25%, 10/01/05
(Acquired 03/18/03; Cost $167,339)                            (a)(b)                    150,000                      156,395
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.,
   Sr. Sub. Deb., 11.63%, 05/15/05                            (a)                       250,000                      261,040
----------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Sub. Notes, 7.63%, 06/01/06                     (a)                       150,000                      160,422
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes,
4.54%, 03/08/05                                               (a)                       250,000                      252,205
============================================================================================================================
                                                                                                                     830,062
============================================================================================================================
LIFE & HEALTH INSURANCE--0.35%
Prudential Holdings, LLC-Series B, Bonds, 7.25%, 12/18/23
(Acquired 01/22/04; Cost $355,113)                            (a)(b)(h)                 300,000                      357,528
----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06      (a)                       100,000                      109,482
============================================================================================================================
                                                                                                                     467,010
============================================================================================================================
MOVIES & ENTERTAINMENT--1.51%
Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%,
05/01/05                                                      (a)                     1,289,000                    1,309,033
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), Global Notes, 7.30%, 02/08/05          (a)                       700,000                      709,142
============================================================================================================================
                                                                                                                   2,018,175
============================================================================================================================
MULTI-UTILITIES & UNREGULATED POWER--0.60%
Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub.
Global Notes, 7.63%, 07/15/05                                 (a)                       700,000                      725,089
----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., Unsec. Unsub. Floating Rate Notes,
2.42%, 01/15/05                                               (a)(c)                     70,000                       69,983
============================================================================================================================
                                                                                                                     795,072
============================================================================================================================

                                                                                                  PRINCIPAL      MARKET
                                                                                                    AMOUNT       VALUE
=========================================================================================================================
MUNICIPALITIES--0.80%
Industry (City of), California Urban Development Agency (Project 3);
Taxable Allocation Series 2003 B, 6.10%, 05/01/24                                     (a)(h)      $  450,000   $  464,625
-------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
   3.69%, 07/01/07                                                                    (a)(h)         100,000      101,125
-------------------------------------------------------------------------------------------------------------------------
   4.21%, 07/01/08                                                                    (a)(h)         125,000      127,344
-------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension Funding Series
2004 C-1 RB, 0.27%, 07/10/30                                                          (a)(h)(i)      400,000      379,500
=========================================================================================================================
                                                                                                                1,072,594
=========================================================================================================================

OIL & GAS DRILLING--0.08%
R&B Falcon Corp.-Series B, Sr. Unsec. Notes, 6.75%, 04/15/05                          (a)            100,000      101,881
=========================================================================================================================
OIL & GAS EXPLORATION & PRODUCTION--1.34%
Kerr-McGee Corp., Unsec. Gtd. Global Notes, 5.38%, 04/15/05                           (a)            150,000      151,628
-------------------------------------------------------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec. Notes, 8.88%, 04/15/05                     (a)            700,000      719,614
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
Unsec. Gtd. Unsub. Global Notes,
      7.38%, 12/15/14                                                                 (a)            325,000      360,783
-------------------------------------------------------------------------------------------------------------------------
      8.63%, 02/01/22                                                                 (a)            475,000      549,908
=========================================================================================================================
                                                                                                                1,781,933
=========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.41%
CIT Group Inc., Sr. Unsec. Unsub. Global Notes, 7.63%, 08/16/05                       (a)            175,000      181,893
-------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium Term Global Notes, 2.85%, 01/30/06    (a)             25,000       25,102
-------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global Notes, 8.00%, 06/15/05                      (a)            400,000      413,728
-------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global Bonds, 8.44%                               (a)(f)          75,000       89,722
-------------------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87% (Acquired 06/16/04; Cost $339,375)   (a)(b)(f)      300,000      352,686
-------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
    Series 1999-2, Class A1, Global Bonds, 9.69%, 08/15/09                            (a)            100,000      115,100
-------------------------------------------------------------------------------------------------------------------------
    Sr. Unsec. Global Notes, 8.02%, 05/15/07                                          (a)            252,083      267,929
-------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06 (Acquired 03/23/04; Cost $373,201)      (a)(b)(d)      368,172      368,026
-------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%, 03/12/09
(Acquired 03/04/04; Cost $199,866)                                                    (a)(b)(d)      200,000      197,547
-------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr. Notes, 9.25%, 03/15/30
(Acquired 01/10/03-09/22/04; Cost $556,507)                                           (a)(b)(d)      477,778      568,278
-------------------------------------------------------------------------------------------------------------------------

UFJ Finance Aruba AEC (Netherlands), Gtd. Sub. Tier II Euro Bonds, 8.75%              (a)(f)         400,000      443,183
-------------------------------------------------------------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes, 7.70%, 11/02/04                          (a)            200,000      200,072
=========================================================================================================================
                                                                                                                3,223,266
=========================================================================================================================

PACKAGED FOODS & MEATS--0.57%
Nabisco, Inc., Notes, 6.38%, 02/01/05                                                 (a)            750,000      760,080
=========================================================================================================================

PAPER PRODUCTS--0.32%
MeadWestvaco Corp., Unsec. Unsub. Notes, 6.85%, 11/15/04                              (a)            420,000      420,681
=========================================================================================================================

                                                                                                  PRINCIPAL      MARKET
                                                                                                    AMOUNT       VALUE
=========================================================================================================================
PROPERTY & CASUALTY INSURANCE--0.84%
First American Capital Trust I, Gtd. Notes, 8.50%, 04/15/12                           (a)         $  610,000   $  704,160
-------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%, 08/15/33
(Acquired 01/21/04-03/23/04; Cost $416,027)                                           (a)(b)(d)      400,000      408,584
=========================================================================================================================
                                                                                                                1,112,744
=========================================================================================================================

PUBLISHING--0.78%
News America Holdings, Sr. Gtd. Notes, 8.50%, 02/15/05                                (a)          1,025,000    1,041,216
=========================================================================================================================

RAILROADS--0.70%
Norfolk Southern Corp., Sr. Unsec. Notes, 8.38%, 05/15/05                             (a)            900,000      927,480
=========================================================================================================================

REAL ESTATE--3.32%
CarrAmerica Realty Corp., Sr. Unsec. Gtd. Notes, 6.63%, 03/01/05                      (a)            500,000      505,870
-------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., Sr. Medium Term Notes, 6.84%, 12/16/04           (a)            500,000      502,450
-------------------------------------------------------------------------------------------------------------------------
Duke Realty L.P., Medium Term Notes, 7.14%, 11/05/04                                  (a)            500,000      500,255
-------------------------------------------------------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%, 02/15/05                                 (a)          1,150,000    1,163,386
-------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr. Unsec. Notes, 6.88%, 06/08/05               (a)            550,000      563,469
-------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%, 02/23/05                              (a)            225,000      227,837
-------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc.,
   Medium Term Notes, 8.00%, 07/19/05                                                 (a)             50,000       51,810
-------------------------------------------------------------------------------------------------------------------------
    Unsec. Unsub. Notes, 6.88%, 02/01/05                                              (a)            600,000      606,402
-------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.-Series E, Medium Term Notes, 7.73%, 04/05/05       (a)            300,000      306,178
=========================================================================================================================
                                                                                                                4,427,657
=========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.08%
Southern Investments UK PLC (United Kingdom),
Sr. Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06                                       (a)            100,000      105,165
=========================================================================================================================
REGIONAL BANKS--2.07%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate Notes, 3.34%, 03/01/34        (a)(c)         475,000      493,213
-------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%, 03/31/08                              (a)            500,000      507,960
-------------------------------------------------------------------------------------------------------------------------
KeyCorp, Unsec. Sub. Notes, 7.25%, 06/01/05                                           (a)            160,000      164,366
-------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes, 2.36%, 06/01/28                        (a)(c)         125,000      118,398
-------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes, 4.70%, 06/30/09                              (a)            350,000      360,528
-------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec. Sub.
Floating Rate Euro Notes, 2.87%                                                       (a)(f)(g)    1,000,000      984,089
-------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14                                      (a)            125,000      128,761
=========================================================================================================================
                                                                                                                2,757,315
=========================================================================================================================
REINSURANCE--0.08%
GE Global Insurance Holding Corp., Unsec. Notes, 7.00%, 02/15/26                      (a)            100,000      111,119
=========================================================================================================================

                                                                                                  PRINCIPAL      MARKET
                                                                                                    AMOUNT       VALUE
=========================================================================================================================
RESTAURANTS--0.06%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                                        (a)         $   75,000   $   80,300
=========================================================================================================================

SOVEREIGN DEBT--1.63%
Japan Bank for International Cooperation (Japan),
Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05                                               (a)            100,000      103,611
-------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia),

    Unsec. Unsub. Bonds, 8.75%, 07/24/05 (Acquired 09/10/04; Cost $367,325)           (a)(b)         350,000      363,930
-------------------------------------------------------------------------------------------------------------------------

    Unsec. Unsub. Bonds, 5.00%, 03/31/30 (Acquired 05/18/04; Cost $270,188)           (a)(b)         300,000      300,120
-------------------------------------------------------------------------------------------------------------------------
    Unsec. Unsub. Euro Bonds-REGS,
      8.75%, 07/24/05 (Acquired 05/14/04; Cost $475,425)                              (a)(b)         450,000      468,166
-------------------------------------------------------------------------------------------------------------------------
    Unsec. Unsub. Euro Bonds-REGS,
      10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost $388,744)                    (a)(b)         345,000      395,699
-------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico),
    Global Notes, 6.63%, 03/03/15                                                     (a)            150,000      160,965
-------------------------------------------------------------------------------------------------------------------------
    Series A, Medium Term Global Notes, 7.50%, 04/08/33                               (a)            350,000      374,378
=========================================================================================================================
                                                                                                                2,166,869
=========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.40%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%, 06/01/27                          (a)            100,000      118,875
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec. Notes, 8.25%, 06/15/05                    (a)            400,000      414,260
=========================================================================================================================
                                                                                                                  533,135
=========================================================================================================================

TOBACCO--0.50%
Altria Group, Inc.,
    Sr. Unsec. Notes, 7.00%, 11/04/13                                                 (a)             75,000       79,226
-------------------------------------------------------------------------------------------------------------------------
    Unsec. Global Notes, 7.00%, 07/15/05                                              (a)            500,000      513,409
-------------------------------------------------------------------------------------------------------------------------
    Unsec. Notes, 6.38%, 02/01/06                                                     (a)             75,000       77,322
=========================================================================================================================
                                                                                                                  669,957
=========================================================================================================================

TRUCKING--0.75%
Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05                                  (a)            400,000      412,392
-------------------------------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 12/01/08                          (a)            525,000      593,465
=========================================================================================================================
                                                                                                                1,005,857
=========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.67%
AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global Notes,
6.88%, 04/18/05                                                                       (a)          1,162,000    1,184,055
-------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 07/15/10               (a)            525,000      582,876
-------------------------------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.38%, 01/15/11                  (a)            400,000      456,084
=========================================================================================================================
                                                                                                                2,223,015
=========================================================================================================================

Total Bonds & Notes (Cost $71,059,398)                                                                         71,353,242
=========================================================================================================================

                                                                                                  PRINCIPAL      MARKET
                                                                                                    AMOUNT       VALUE
=========================================================================================================================
U.S. MORTGAGE-BACKED SECURITIES--26.77%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--6.64%
Pass Through Ctfs.,
6.00%, 08/01/14 to 02/01/34                                                           (a)         $3,831,468   $3,985,882
-------------------------------------------------------------------------------------------------------------------------
5.50%, 05/01/16 to 02/01/17                                                           (a)            142,271      147,630
-------------------------------------------------------------------------------------------------------------------------
6.50%, 05/01/16 to 08/01/32                                                           (a)            722,490      763,735
-------------------------------------------------------------------------------------------------------------------------
7.00%, 06/01/16 to 10/01/34                                                           (a)            436,349      463,557
-------------------------------------------------------------------------------------------------------------------------
7.50%, 04/01/17 to 03/01/32                                                           (a)            114,867      123,060
-------------------------------------------------------------------------------------------------------------------------
5.00%, 07/01/34                                                                       (a)          2,423,171    2,419,550
-------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
5.00%, 11/01/18                                                                       (j)            921,000      939,428
=========================================================================================================================
                                                                                                                8,842,842
=========================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--14.42%
Pass Through Ctfs.,
7.50%, 11/01/15 to 07/01/34                                                           (a)            222,171      238,058
-------------------------------------------------------------------------------------------------------------------------
7.00%, 12/01/15 to 02/01/33                                                           (a)          1,458,620    1,552,849
-------------------------------------------------------------------------------------------------------------------------
6.50%, 05/01/16 to 10/01/32                                                           (a)          2,579,706    2,720,802
-------------------------------------------------------------------------------------------------------------------------
6.00%, 01/01/17 to 03/01/22                                                           (a)          1,038,884    1,083,293
-------------------------------------------------------------------------------------------------------------------------
5.00%, 03/01/18 to 02/01/19                                                           (a)          2,329,327    2,381,009
-------------------------------------------------------------------------------------------------------------------------
5.50%, 11/01/18 to 03/01/34                                                           (a)          4,960,480    5,080,143
-------------------------------------------------------------------------------------------------------------------------
8.00%, 08/01/21 to 04/01/32                                                           (a)            219,588      238,138
-------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
5.50%, 11/01/19                                                                       (j)            947,776      982,023
-------------------------------------------------------------------------------------------------------------------------
6.00%, 12/01/30                                                                       (j)          2,849,700    2,952,188
-------------------------------------------------------------------------------------------------------------------------
5.00%, 12/01/34                                                                       (j)          2,000,000    1,990,791
=========================================================================================================================
                                                                                                               19,219,294
=========================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--5.71%
Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32                                                           (a)            331,770      359,609
-------------------------------------------------------------------------------------------------------------------------
8.50%, 02/15/25                                                                       (a)             39,982       43,941
-------------------------------------------------------------------------------------------------------------------------
8.00%, 08/15/25                                                                       (a)             12,882       14,139
-------------------------------------------------------------------------------------------------------------------------
7.00%, 04/15/28 to 03/15/33                                                           (a)            325,988      348,204
-------------------------------------------------------------------------------------------------------------------------
6.00%, 11/15/28 to 02/15/33                                                           (a)          1,122,915    1,170,230
-------------------------------------------------------------------------------------------------------------------------
6.50%, 01/15/29 to 10/15/34                                                           (a)          4,874,064    5,160,585
-------------------------------------------------------------------------------------------------------------------------
5.50%, 12/15/33                                                                       (a)            494,446      507,078
=========================================================================================================================
                                                                                                                7,603,786
=========================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $35,208,859)                                                       35,665,922
=========================================================================================================================

                                                                                                                 MARKET
                                                                                                    SHARES       VALUE
=========================================================================================================================
PREFERRED STOCKS--2.21%
INTEGRATED OIL & GAS--0.37%
Shell Frontier Oil & Gas Inc.-Series A, 2.38% Floating Rate Pfd.                      (c)                  5   $  500,000
=========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.08%
ABN AMRO XVIII Custodial Receipts-Series MM18, 2.79% Floating Rate Pfd.
(Acquired 09/10/04-09/13/04; Cost $699,990)                                           (b)(d)(k)            7      700,000
-------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17% Floating Rate Pfd.
(Acquired 3/17/04-9/28/04; Cost $730,190)                                             (b)(c)(d)          750      740,250
=========================================================================================================================
                                                                                                                1,440,250
=========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.76%
Fannie Mae-Series J, 3.78% Pfd.                                                       (a)             12,000      603,000
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.                                                       (a)              8,000      404,500
=========================================================================================================================
                                                                                                                1,007,500
=========================================================================================================================

Total Preferred Stocks (Cost $2,937,180)                                                                        2,947,750
=========================================================================================================================

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT
ASSET-BACKED SECURITIES--1.94%
OTHER DIVERSIFIED FINANCIAL SERVICES--1.36%
Citicorp Lease-Series 1999-1,
    Class A1, Pass Through Ctfs., 7.22%, 06/15/05
    (Acquired 05/08/02-07/15/04; Cost $895,392)                                       (a)(b)      $  848,772        872,235
---------------------------------------------------------------------------------------------------------------------------
    Class A2, Pass Through Ctfs., 8.04%, 12/15/19
    (Acquired 08/20/02; Cost $166,614)                                                (a)(b)         150,000        179,449
---------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%, 02/04/17
(Acquired 04/30/04; Cost $500,000)                                                    (b)(d)         500,000        513,919
---------------------------------------------------------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series 2000-1, Pass Through Ctfs.,
8.25%, 02/15/05 (Acquired 06/19/03-09/22/03; Cost $270,870)                           (a)(b)(d)      250,000        253,398
===========================================================================================================================
                                                                                                                  1,819,001
===========================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.58%
Sovereign Bank-Class A1, Pass Through Ctfs., 10.20%, 06/30/05
(Acquired 09/22/04; Cost $778,618)                                                    (a)(b)(d)      738,902        770,239
===========================================================================================================================
Total Asset-Backed Securities (Cost $2,562,217)                                                                   2,589,240
===========================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--1.04%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.60%
Unsec. Disc. Notes,
  1.41%, 11/10/04                                                                     (l)            250,000        249,919
---------------------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  4.13%, 02/17/09                                                                     (a)(m)         250,000        254,797
---------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.38%, 12/15/08                                                                     (a)            300,000        299,412
===========================================================================================================================
                                                                                                                    804,128
===========================================================================================================================

                                                                                                  PRINCIPAL       MARKET
                                                                                                    AMOUNT        VALUE
==========================================================================================================================
TENNESSEE VALLEY AUTHORITY--0.44%
Unsec. Bonds,
  7.14%, 01/15/08                                                                     (a)         $  500,000   $    579,995
===========================================================================================================================

Total U.S. Government Agency Securities (Cost $1,343,703)                                                         1,384,123
===========================================================================================================================

U.S. TREASURY SECURITIES--7.34%
U.S. TREASURY NOTES--3.44%
1.25%, 05/31/05                                                                       (a)(e)       1,000,000        994,766
---------------------------------------------------------------------------------------------------------------------------
1.50%, 07/31/05                                                                       (a)          2,200,000      2,189,172
---------------------------------------------------------------------------------------------------------------------------
3.13%, 10/15/08                                                                       (a)            275,000        275,645
---------------------------------------------------------------------------------------------------------------------------
4.75%, 11/15/08                                                                       (a)            650,000        691,133
---------------------------------------------------------------------------------------------------------------------------
5.00%, 02/15/11                                                                       (a)            400,000        431,812
===========================================================================================================================
                                                                                                                  4,582,528
===========================================================================================================================
U.S. TREASURY BONDS--3.59%
7.25%, 05/15/16 to 08/15/22                                                           (a)          1,900,000      2,433,453
---------------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16                                                                       (a)          1,400,000      1,813,656
---------------------------------------------------------------------------------------------------------------------------
5.38%, 02/15/31                                                                       (a)            495,000        537,616
===========================================================================================================================
                                                                                                                  4,784,725
===========================================================================================================================
U.S. TREASURY STRIPS--0.31%
5.98%, 11/15/23                                                                       (a)(n)       1,100,000        417,656
===========================================================================================================================

Total U.S. Treasury Securities (Cost $9,563,866)                                                                  9,784,909
===========================================================================================================================

                                                                                                    SHARES
MONEY MARKET FUNDS--7.16%
Liquid Assets Portfolio-Institutional Class                                           (o)          4,768,278      4,768,278
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                              (o)          4,768,278      4,768,278
===========================================================================================================================

Total Money Market Funds (Cost $9,536,556)                                                                        9,536,556
===========================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $132,211,779)                                                                 $133,261,742
===========================================================================================================================

Investment Abbreviations:

Ctfs.             Certificates
Deb.              Debentures
Disc.             Discounted
Gtd.              Guaranteed
Pfd.              Preferred
REGS              Regulation S
Sr.               Senior
STRIPS            Separately Traded Registered Interest and Principal Security
Sub.              Subordinated
TBA               To Be Announced
Unsec.            Unsecured
Unsub.            Unsubordinated

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $113,336,668, which represented 85.05% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $12,596,621, which represented 9.45% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid

(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2004.

(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $8,198,330, which represented 6.15% of the Fund's Total Investments.

(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(f)   Perpetual bond with no specified maturity date.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2004.

(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. and MBIA Insurance Corp.

(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(k) Interest rate is redetermined annually. Rate shown is the rate in effect on October 31, 2004.

(l) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(m) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2004.

(n) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(o) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                                                      UNREALIZED
                          MARKET VALUE    PURCHASES     PROCEEDS FROM   APPRECIATION   MARKET VALUE     DIVIDEND       REALIZED
FUND                        07/31/04       AT COST          SALES      (DEPRECIATION)    10/31/04        INCOME       GAIN (LOSS)
================================================================================================================================
Liquid Assets Portfolio-
Institutional Class       $  5,505,206   $ 12,733,665   $(13,470,593)   $         --   $  4,768,278   $     19,880   $        --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class          5,505,206     12,733,665    (13,470,593)             --      4,768,278         19,809            --
================================================================================================================================
    TOTAL                 $ 11,010,412   $ 25,467,330   $(26,941,186)   $         --   $  9,536,556   $     39,689   $        --
================================================================================================================================

NOTE 3 - FUTURES CONTRACTS

On October 31, 2004, $900,000 principal amount of U.S. Treasury and corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                 NO. OF            MONTH/            MARKET          UNREALIZED
CONTRACT                       CONTRACTS         COMMITMENT          VALUE          APPRECIATION
--------                       ---------         ----------      -------------      ------------
U.S. Treasury 2 year Notes         66              Dec-04        $  13,976,531      $     32,732
------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes        258              Dec-04           28,734,750           169,637
------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes        35              Dec-04            3,974,688            14,825
------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds         2              Dec-04              227,688             6,010
================================================================================================
                                                                 $  46,913,657      $    223,204
================================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $136,061,586 and $108,855,570, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $     1,353,137
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (393,633)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $       959,504
===============================================================================
Cost of investments for tax purposes is $132,302,238.

Item 2.  Controls and Procedures.

     (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.


Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: December 22, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ ROBERT H. GRAHAM
      -----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: December 22, 2004


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: December 22, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

I, Robert H. Graham, Principal Executive Officer, certify that:

1. I have reviewed this report on Form N-Q of AIM Investment Securities Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December  22, 2004                       /s/ ROBERT H. GRAHAM
                                   ---------------------------------------------
                                   Robert H. Graham, Principal Executive Officer

I, Sidney M. Dilgren, Principal Financial Officer, certify that:

1. I have reviewed this report on Form N-Q of AIM Investment Securities Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 22 , 2004                      /s/ SIDNEY M. DILGREN
                                  ----------------------------------------------
                                  Sidney M. Dilgren, Principal Financial Officer